FIFTH THIRD FUNDS
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION


                             DATED NOVEMBER 27, 2009

         This Combined Statement of Additional Information (the "SAI") relates to the Prospectuses of the following portfolios (the "Funds") of Fifth Third Funds (the "Trust") dated November 27, 2009:


                         Fifth Third All Cap Value Fund
                  Fifth Third Disciplined Large Cap Value Fund
                        Fifth Third Dividend Growth Fund
                          Fifth Third Equity Index Fund
                        Fifth Third High Yield Bond Fund
             Fifth Third Institutional Government Money Market Fund
                   Fifth Third Institutional Money Market Fund
                      Fifth Third International Equity Fund
                        Fifth Third Micro Cap Value Fund
                         Fifth Third Mid Cap Growth Fund
                       Fifth Third Prime Money Market Fund
                         Fifth Third Quality Growth Fund
                        Fifth Third Short Term Bond Fund
                        Fifth Third Small Cap Growth Fund
                        Fifth Third Small Cap Value Fund
                        Fifth Third Strategic Income Fund
                       Fifth Third Total Return Bond Fund
                   Fifth Third U.S. Treasury Money Market Fund


         This SAI, which has been filed with the Securities and Exchange Commission ("SEC"), provides supplementary information pertaining to all classes of shares representing interests in each of the investment portfolios listed above (each a "Fund"). This SAI is not a prospectus, and should be read only in conjunction with the relevant prospectus for the Funds (each a "Prospectus"). Each Prospectus is dated November 27, 2009. The financial statements for the Funds listed above including the notes thereto, dated July 31, 2009, are incorporated by reference into this SAI from the annual reports of those Funds. To receive a copy of any Prospectus, you may write the Trust at Fifth Third Funds, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 or call toll-free (800) 282-5706.

                                TABLE OF CONTENTS


                                                                                                             PAGE
GENERAL INFORMATION ABOUT THE TRUST............................................................................1
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS................................................................3

        Investment Objectives..................................................................................3

        Investment Limitations - Stock and Bond Funds..........................................................3

        Investment Limitations -- Money Market Funds...........................................................6
ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES......................................8

        Types of Investments...................................................................................8
FIFTH THIRD FUNDS MANAGEMENT..................................................................................28

        Trustees and Officers.................................................................................28

        Codes of Ethics.......................................................................................33

        Voting Proxies on Fund Portfolio Securities...........................................................33

        Disclosure of Portfolio Holdings......................................................................34
INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS............................................................36

        Investment Advisor and Subadviser.....................................................................36

        Administrator and Sub-Administrator...................................................................38

        Fund Accountant and Sub-Accountant....................................................................39

        Custodian.............................................................................................40

        Transfer and Dividend Disbursing Agent................................................................40

        Additional Services - Services Agent..................................................................40

        Legal Counsel.........................................................................................40

        Independent Registered Public Accounting Firm.........................................................40
PORTFOLIO MANAGER INFORMATION.................................................................................40
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS..............................................................44
PURCHASING SHARES.............................................................................................49

        Administrative Services Agreement.....................................................................49

        Distribution Plan.....................................................................................49

        Conversion to Federal Funds...........................................................................52

        Exchanging Securities for Fund Shares.................................................................52

        Payments to Dealers...................................................................................53
ADDITIONAL PAYMENTS BY THE ADVISOR AND AFFILIATES.............................................................54
SELLING YOUR SHARES...........................................................................................56

        Redemption In Kind....................................................................................56

        Postponement of Redemptions...........................................................................57
DETERMINING NET ASSET VALUE...................................................................................57

        Valuation of the Equity Funds and Bond Funds..........................................................57


                                       i

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
        Use of Amortized Cost.................................................................................58

        Monitoring Procedures.................................................................................58

        Investment Restrictions...............................................................................58

        Trading In Foreign Securities.........................................................................59
TAX STATUS....................................................................................................59

        Qualification as a Regulated Investment Company.......................................................59

        Distributions.........................................................................................61

        Selling Shares........................................................................................62

        Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions...............63

        Hedging64

        Discount Securities...................................................................................64

        Master Limited Partnerships...........................................................................65

        Real Estate Investment Trusts.........................................................................65

        Backup Withholding....................................................................................66

        Tax Shelter Reporting Regulations.....................................................................66

        Tax-Exempt Shareholders...............................................................................67

        Shares Purchased through Tax-Qualified Plans..........................................................67

        Non-U.S. Shareholders.................................................................................67

        General ..............................................................................................68
FINANCIAL STATEMENTS..........................................................................................68
APPENDIX A....................................................................................................69
APPENDIX B....................................................................................................74

                       GENERAL INFORMATION ABOUT THE TRUST

         The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. This Statement of Additional Information relates to the following funds (each, a "Fund" and collectively, the "Funds"):

THE "EQUITY FUNDS":

Fifth Third All Cap Value Fund ("All Cap Value Fund")
Fifth Third Disciplined Large Cap Value Fund ("Disciplined Large Cap Value
Fund")
Fifth Third Dividend Growth Fund ("Dividend Growth Fund")
Fifth Third Equity Index Fund ("Equity Index Fund")
Fifth Third International Equity Fund ("International Equity Fund")
Fifth Third Micro Cap Value Fund ("Micro Cap Value Fund")
Fifth Third Mid Cap Growth Fund ("Mid Cap Growth Fund")
Fifth Third Quality Growth Fund ("Quality Growth Fund")
Fifth Third Small Cap Growth Fund ("Small Cap Growth Fund")
Fifth Third Small Cap Value Fund ("Small Cap Value Fund")
Fifth Third Strategic Income Fund ("Strategic Income Fund")

THE "BOND FUNDS":

Fifth Third High Yield Bond Fund ("High Yield Bond Fund")
Fifth Third Short Term Bond Fund ("Short Term Bond Fund")
Fifth Third Total Return Bond Fund ("Total Return Bond Fund")

THE "MONEY MARKET FUNDS":

Fifth Third Institutional Government Money Market Fund ("Institutional Government Money Market Fund")
Fifth Third Institutional Money Market Fund ("Institutional Money Market Fund") Fifth Third Prime Money Market Fund ("Prime Money Market Fund")
Fifth Third U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")

         The Trust offers shares of the following Funds and shares of the following classes of each Fund:

------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
                                                 INSTITUTIONAL  CLASS A   CLASS B*     CLASS C   SELECT     PREFERRED    TRUST
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
All Cap Value Fund                               X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Disciplined Large Cap Value Fund                 X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Dividend Growth Fund                             X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Equity Index Fund                                X              X         X            X         X          X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
High Yield Bond Fund                             X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Institutional Government Money Market Fund       X                                               X          X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Institutional Money Market Fund                  X                                               X          X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
International Equity Fund                        X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Micro Cap Value Fund                             X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Mid Cap Growth Fund                              X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Prime Money Market Fund                          X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Quality Growth Fund                              X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Short Term Bond Fund                             X              X                      X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Small Cap Growth Fund                            X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Small Cap Value Fund                             X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------

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
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
                                                 INSTITUTIONAL  CLASS A   CLASS B*     CLASS C   SELECT     PREFERRED    TRUST
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Strategic Income Fund                            X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Total Return Bond Fund                           X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
U.S. Treasury Money Market Fund                  X                                               X          X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------

* Effective May 11, 2007, all Class B shares were closed to all purchases. Dividends may continue to be reinvested automatically without incurring a sales charge, and existing shareholders owning Class B shares may exchange to Class B shares of other Fifth Third Funds and may redeem shares as described in the Prospectus. Please contact Fifth Third Funds Shareholder Service at 1-800-282-5706 with any questions.

         Each Fund is an "open-end" management investment company and, other than the Dividend Growth Fund, each is a "diversified" investment company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer. A non-diversified Fund, such as the Dividend Growth Fund, is any Fund other than a diversified Fund and is not subject to the foregoing restriction. However, non-diversified Funds will comply with similar diversification requirements of the Internal Revenue Code in order to be classified as a regulated investment company for federal income tax purposes. See "Tax Status, Qualification as a Regulated Investment Company" below.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees ("Trustees") may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Fifth Third Funds' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fifth Third Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Shares of the Fifth Third Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that a matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Class A, Class B, and Class C shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.

         As used in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fifth Third Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fifth Third Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Fifth Third Funds or such Fund are represented in person or by proxy, or (b) more than 50% of the votes attributable to the outstanding shares of the Fifth Third Funds or such Fund.

         For purposes of determining the presence of a quorum and counting votes on matters presented, shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the meeting. Under the 1940 Act, the affirmative vote necessary to approve a matter under consideration may be determined by reference to a percentage of votes present at the meeting, which would have the effect of treating abstentions and non-votes as if they were votes against the proposal.

         The Trust's executive offices are located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263. The Trustees are responsible for managing the business and affairs of the Trust.


         All Funds are advised by Fifth Third Asset Management, Inc. ("FTAM" or the "Advisor"). Fifth Third Asset Management, Inc. is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is, in turn, a wholly-owned subsidiary of Fifth Third Bancorp. Fort Washington Investment Advisors, Inc. ("Fort Washington" or "Subadviser") serves as investment sub-advisor to the High Yield Bond Fund.

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS


         The Prospectuses state the investment objective of each Fund and discuss certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the Prospectuses.


INVESTMENT OBJECTIVES

         Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

INVESTMENT LIMITATIONS - STOCK AND BOND FUNDS

         For purposes of this section, "INVESTMENT LIMITATIONS--STOCK AND BOND FUNDS," the term "Funds" shall mean the Equity Funds and the Bond Funds, but not the Money Market Funds.

FUNDAMENTAL LIMITATIONS

         Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's outstanding shares.

         ISSUING SENIOR SECURITIES AND BORROWING MONEY. None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund (with the exception of the Dividend Growth Fund) may enter into futures contracts, as applicable. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds intend to borrow money for investment leverage. None of the Funds consider a cash advance used to cover a short-term overdraft to be a borrowing.

         SELLING SHORT AND BUYING ON MARGIN. None of the Funds will sell any securities short or purchase any securities on margin, but the Funds may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund (with the exception of the Dividend Growth Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

         PLEDGING ASSETS. The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

         LENDING CASH OR SECURITIES. The Funds will not lend any of their respective assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of a Fund's total assets may be lent to third parties. The preceding limitation shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

         INVESTING IN COMMODITIES. None of the Funds will purchase or sell commodities or commodity contracts except to the extent that the Funds (with the exception of the Dividend Growth Fund) may engage in transactions involving financial futures contracts or options on financial futures contracts.

         INVESTING IN REAL ESTATE. None of the Funds will purchase or sell real estate, including limited partnership interests, although each of the Funds may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

         DIVERSIFICATION OF INVESTMENTS. Each of the Funds (except the Dividend Growth Fund) may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund.

         The Dividend Growth Fund, as a non-diversified company, is not so limited under the 1940 Act. However, in order to qualify as a regulated investment company for tax purposes, each Fund may have no more than 25% of its total assets invested in the securities of any one issuer (other than securities of the U.S. government, its agencies or instrumentalities, or the shares of other regulated investment companies). In addition, with respect to 50% of its total assets, each Fund may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer (other than securities issued by the U.S. government, its agencies or instrumentalities), or invest in more than 10% of the voting securities of any one issuer (other than securities issued by the U.S. government, its agencies or instrumentalities), determined at the time of purchase.

         DEALING IN PUT AND CALL OPTIONS. The Micro Cap Value Fund, All Cap Value Fund, Strategic Income Fund and Dividend Growth Fund will not buy or sell put options (with the exception of listed put options on financial futures contracts), call options (with the exception of listed call options or over-the-counter call options on futures contracts), straddles, spreads, or any combination of these.

         CONCENTRATION OF INVESTMENTS. A Fund will not invest 25% or more of the value of its total assets in any one industry, except that each Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

         UNDERWRITING. A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

         SMALL CAP GROWTH FUND. The Fund intends to invest at least 65% of its total assets in equity securities of companies that the Advisor believes have above-average potential for growth in revenues, earnings, or assets.

NON-FUNDAMENTAL LIMITATIONS

         Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.


         INVESTING IN ILLIQUID SECURITIES. The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities determined in accordance with procedures adopted by the Trustees not to be liquid, and non-negotiable time deposits with maturities over seven days.


         INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. Each Fund may invest in shares of other investment companies, including shares of iShares(R). The Funds will limit their respective investments in other investment companies that are not part of the same group of investment companies to no more than 3% of the total outstanding voting stock of any investment company, no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. The Funds may invest without limitation in shares of money market funds. The preceding limitations do not apply if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

         Investment companies include exchange-traded funds ("ETFs"). See the disclosure under the heading "Exchange-Traded Funds" below for more information on investments in ETFs. Pursuant to an SEC exemptive order issued to iShares(R), dated April 15, 2003, upon adherence to the conditions set forth in the order, the Funds may invest their respective net assets in iShares(R) in excess of the 3%, 5% and 10% limits described above.

         It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

         INVESTING IN PUT OPTIONS. The Micro Cap Value Fund, All Cap Value Fund, Strategic Income Fund and International Equity Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

         WRITING COVERED CALL OPTIONS. The International Equity Fund will not write call options on securities or futures contracts unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

         MISCELLANEOUS. Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

INVESTMENT LIMITATIONS -- MONEY MARKET FUNDS

For purposes of this section, "INVESTMENT LIMITATIONS--MONEY MARKET FUNDS," the term "Funds" shall mean the Money Market Funds but not the Equity Funds or the Bond Funds.

FUNDAMENTAL LIMITATIONS

         Except as otherwise provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's shares.

         SELLING SHORT AND BUYING ON MARGIN. None of the Funds will sell any securities short or purchase any securities on margin, but each may obtain such short-term credit as may be necessary for clearance of purchases and sales.

         ISSUING SENIOR SECURITIES AND BORROWING MONEY. None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. None of the Funds considers the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of this investment limitation.

         None of the Funds will purchase any securities while borrowings in excess of 5% of its total assets are outstanding. None of the Funds has any present intention to borrow money. None of the Funds consider a cash advance used to cover a short-term overdraft to be a borrowing.

         PLEDGING SECURITIES OR ASSETS. The Prime Money Market Fund will not pledge securities. The Institutional Money Market Fund, Institutional Government Money Market Fund and U.S. Treasury Money Market Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

         INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE. The Prime Money Market Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests. The Institutional Money Market Fund and Institutional Government Money Market Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests.

         UNDERWRITING. A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

         LENDING CASH OR SECURITIES. The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets except that (i) cash may be lent to other Funds of the Trust subject to applicable SEC limitations and (ii) portfolio securities of the Funds (other than the U.S. Treasury Money Market Fund) may be lent to third parties. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

         ACQUIRING VOTING SECURITIES. The Prime Money Market Fund, Institutional Money Market Fund and Institutional Government Money Market Fund will not acquire the voting securities of any issuer for the purpose of exercising control or management.


         DIVERSIFICATION OF INVESTMENTS. Each of the Funds may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


         Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund.

         CONCENTRATION OF INVESTMENTS. Each of the Prime Money Market Fund, Institutional Money Market Fund and Institutional Government Money Market Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Prime Money Market Fund reserves the right to invest more than 25% of its total assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Prime Money Market Fund will not invest more than 25% of its total assets in instruments of foreign banks.

         DEALING IN PUT AND CALLS. The Money Market Funds will not buy or sell puts, calls, straddles, spreads, or any combination of these.

NON-FUNDAMENTAL LIMITATIONS

         Except as otherwise provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

         INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds will limit their respective investments in other investment companies (other than the Fifth Third Money Market Funds) to no more than 3% of the total outstanding voting stock of any investment company. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. The preceding limitations do not apply if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Funds may invest in shares of money market funds without limitation.

         It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.


         INVESTING IN ILLIQUID SECURITIES. None of the Funds will invest more than 10% of the value of its net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities determined in accordance with procedures adopted by the Trustees not to be liquid, and non-negotiable time deposits with maturities over seven days.


         MISCELLANEOUS. Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

                   ADDITIONAL RISKS AND INFORMATION CONCERNING
                          CERTAIN INVESTMENT TECHNIQUES

         The Funds may invest in a variety of securities and may employ a number of investment techniques. The types of investments a Fund uses and some of the risks posed by such investments are described below. Not all Funds may use each type of investment technique. For example, a Fund's fundamental investment limitation may prohibit a Fund from using a specific investment technique or instrument. Please consult each Fund's prospectus for additional details regarding these and other permissible investments.

TYPES OF INVESTMENTS

         BANK INSTRUMENTS. Each Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation. Such instruments include certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. These instruments are not necessarily guaranteed by those organizations.

         In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Funds may invest in: (a) Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; (b) Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and
(c) Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States; provided such investment is in agreement with the Fund's investment objective and policies.

         CASH. From time to time, such as when suitable securities are not available, the Funds may retain a portion of their assets in cash. Any portion of a Fund's assets retained in cash may reduce the Fund's return and, in the case of Bond Funds and Money Market Funds, the Fund's yield.

         BEAR FUNDS. The Funds may invest in bear funds. Bear funds are designed to allow investors to speculate on anticipated decreases in the S&P 500(R) Index or to hedge an existing portfolio of securities or mutual fund shares.

         Due to the nature of bear funds, investors could experience substantial losses during sustained periods of rising equity prices. This is the opposite result expected of investing in a traditional equity mutual fund in a generally rising stock market. Bear funds employ certain investment techniques, including engaging in short sales and in certain transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes. Under these techniques, bear funds will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the fund terminates the position. Bear funds will generally realize a gain if the underlying security or index declines in price between those dates. The amount of any gain or loss on an investment technique may be affected by any premium or amounts in lieu of dividends or interest that the funds pay or receive as the result of the transaction.

         CLOSED-END INVESTMENT FUNDS. The Funds may invest in closed-end investment companies. The shares of closed-end investment companies will generally be exchange-traded and are not redeemable. Closed-end fund shares often trade at a substantial discount (or premium) from their net asset value. Therefore, there can be no assurance that a share of a closed-end fund, when sold, will be sold at a price that approximates its net asset value.

         The Funds may also invest in closed-end investment companies in transactions not involving a public offering. These shares will be "restricted securities" and a Fund may be required to hold such shares until the closed-end fund's termination unless redeemed earlier. Shares may not be sold, transferred, assigned, pledged, or otherwise disposed of without registration under applicable federal or state securities laws or pursuant to an exemption from registration (in which case the shareholder will, at the option of the closed-end fund, be required to provide the closed-end fund with a legal opinion, in form and substance satisfactory to the closed-end fund, that registration is not required). Accordingly, an investor must be willing to bear the economic risk of investment in the shares until shares are redeemed or the closed-end fund is liquidated. No sale, transfer, assignment, pledge, or other disposition, whether voluntary or involuntary, of the shares may be made except by registration by the transfer agent on the closed-end fund's books. Each transferee will be required to execute an instrument agreeing to be bound by these restrictions and to execute such other instruments or certifications as are reasonably required by the closed-end fund. A transfer of the shares owned by a shareholder will not relieve the shareholder of any unfulfilled subscription obligation. Consent of the closed-end fund is required prior to the assumption of the transferee's Subscription Agreement by another party. The closed-end fund may withhold consent to such an assumption at its absolute discretion.

         EXCHANGE-TRADED FUNDS (ETFS). The Funds (except for the Money Market Funds) may invest in shares of various ETFs, including exchange-traded index and bond funds and ETFs listed on U.S. and foreign exchanges. ETFs seek to track the performance of various securities indices. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bonds rises and falls. The market value of their shares may differ from the net asset value of the particular fund. A Fund will bear its ratable share of the ETF's expenses, including its advisory and administration fees. At the same time, a Fund will continue to pay its own investment management fees and other expenses. As a result, a Fund will absorb duplicate levels of fees with respect to investments in ETFs.


         Because most ETFs are investment companies, absent exemptive relief, investment in most such funds generally would be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company that is not part of the same group of investment companies to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of its assets. Pursuant to an exemptive order issued to iShares(R) Trust and iShares(R), Inc. ("iShares(R)") dated April 15, 2003, upon adherence to the conditions set forth in the order, the Funds may invest their respective total assets in excess of the 3%, 5% and 10% limits described above. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) Fund.

         iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.


         COLLATERALIZED LOAN OBLIGATIONS ("CLOS"). A CLO is a type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans, which may include domestic and foreign senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, which vary in risk and yield. The riskier portion is the residual, or "equity," tranche, which bears some or all of the risk of default by the loans in the trust, and therefore protects the other more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche of a CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection provided by the equity tranche, senior CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, the total loss of the equity tranche due to losses in the collateral, market anticipation of defaults, fraud by the trust, and the illiquidity of CLO securities.


         The risks of an investment in a CLO largely depend on the type of underlying collateral securities and the tranche in which the Fund invests. Typically, CLOs are privately offered and sold, and thus are not registered under the securities laws. As a result, a Fund may characterize its investments in CLOs as illiquid, unless an active dealer market for a particular CLO allows the CLO to be purchased and sold in Rule 144A transactions. CLOs are subject to the typical risks associated with debt instruments discussed elsewhere in the prospectus and in this Statement of Additional Information (i.e., interest rate risk and credit risk). Additional risks of CLOs include (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments, (ii) a decline in the quality of the collateral, and (iii) the possibility that a fund may invest in a subordinate tranche of a CLO. In addition, due to the complex nature of a CLO, an investment in a CLO may not perform as expected. An investment in a CLO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.


         COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. The Funds may invest in commercial paper (including variable amount master demand notes), which consists of short-term unsecured promissory notes issued by U.S. corporations, partnerships, trusts or other entities in order to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days remaining to maturity at the date of purchase. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Funds' restrictions on illiquid investments unless, in the judgment of the Advisor or Subadviser, as applicable, and subject to procedures adopted by of the Board of Trustees, such note is liquid.


         CONVERTIBLE SECURITIES. The Funds may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

         A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Advisor or Subadviser, as applicable, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund may hold or trade convertible securities.

         In selecting convertible securities for a Fund, the Advisor or Subadviser, as applicable, evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these characteristics with respect to a particular convertible security, the Advisor or Subadviser, as applicable, considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

         DERIVATIVES. Each Fund may, but is not required to, use derivative instruments for hedging, risk management purposes, as a substitute for direct investment in securities or other assets, or as part of its investment strategies. Generally, derivatives are financial contracts whose value depend upon, or are derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swaps). A description of these and other derivative instruments that the Funds may use are described further below.

         The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a Fund to the risk that the counterparty to an over-the-counter ("OTC") derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing its contractual rights.

         Derivative instruments are subject to other risks. For example, since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also are subject to the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to hedge or closely track.


         Custody Receipts. The Funds may invest in custody receipts that represent corporate debt securities. Custody receipts, such as Morgan Stanley TRACERs, are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities. Generally the sponsor will then sell those custody receipts in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt evidences the individual securities in the pool, and the holder of a custody receipt generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt will be treated as directly purchasing its pro rata share of the securities in the pool, for an amount equal to the amount that such holder paid for its custody receipt. If a custody receipt is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt. Additionally, the holder of a custody receipt may withdraw the securities represented by a custody receipt subject to certain conditions.

         Custody receipts are generally subject to the same risks as those securities evidenced by the receipts which, in the case of the Funds, are corporate debt securities. Additionally, custody receipts may be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

         Futures and Options Transactions. The Funds may engage in futures and options transactions to create investment exposure or to hedge to the extent consistent with their investment objectives and policies.

         As a means of reducing fluctuations in the net asset value of their shares, the Funds may attempt to hedge all or a portion of their portfolios through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to create investment exposure or to hedge all or a portion of their portfolios by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

         The Funds will maintain their positions in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

         The International Equity Fund may invest in securities index futures contracts when the Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

         Futures Contracts. A futures contract is a firm commitment by the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future.

         A securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

         The purpose of the acquisition or sale of a futures contract by a Fund may be to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. Each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets.

         Stock Index Options. The Funds may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

         The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolios correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisor or Subadviser, as applicable, to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

         Put Options on Financial Futures Contracts. The Funds may purchase listed put options on financial futures contracts. The Funds will use these options only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates, to create investment exposure, or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.

         Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

         Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

         A Fund may write listed put options on financial futures contracts to hedge its portfolio or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.

         Call Options on Financial Futures Contracts. The Funds may write listed call options or over-the-counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates, to create investment exposure, or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

         Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

         A Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.

         Limitation on Open Futures Positions. No Fund will maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

         "Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash, securities or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

         Purchasing Put Options on Portfolio Securities. The Funds may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

         Writing Covered Call Options on Portfolio Securities. The Funds may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

         Over-the-Counter Options. The Funds may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.


         Structured Investments. Structured investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Funds will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Advisor or Subadviser, as applicable.

         Structured Notes. The Funds may invest in structured notes. Structured notes are derivatives where the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index(TM). In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Advisor or Subadviser, as applicable, wishes to accept while reducing or avoiding certain other risks.

         Swap Agreements. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vise versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.


         Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

         A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor/Subadviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

         Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

         Swap agreements are typically settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and the Advisor or Subadviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.


         The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor or Subadviser, as applicable, in accordance with procedures adopted by the Board of Trustees, is responsible for determining and monitoring liquidity of a particular Fund's transactions in swap agreements.


         The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The Funds may invest in CMOs. Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association, Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

         The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

         Certain debt securities such as, but not limited to, mortgage-related securities, CMOs, asset backed securities (ABSs) and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Bond Funds' weighted average maturity, the effective maturity of such securities will be used.

         ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). The Funds may invest in ARMS. Generally, adjustable rate mortgages have a specified maturity date and amortize principal over their life. In periods of declining interest rates there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate can and does change in accordance with movements in a particular, pre-specified, published interest rate index. There are two main categories of indices: those based on U.S. Treasury obligations and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. The amount of interest on an adjustable rate mortgage is calculated by adding a specified amount to the applicable index, subject to limitations on the maximum and minimum interest that is charged during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

         The underlying mortgages which collateralize the ARMS will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage-related securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage-related securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

         FOREIGN CURRENCY TRANSACTIONS. The Funds may engage in foreign currency transactions. In addition, the Strategic Income Fund, the Total Return Bond Fund and the Short-Term Bond Fund may invest in foreign government debt.

         Currency Risks. The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Funds value their assets daily in U.S. dollars, they may not convert their holdings of foreign currencies to U.S. dollars daily. The Funds may incur conversion costs when they convert their holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Funds buy and sell currencies.

         The Funds may engage in foreign currency exchange transactions in connection with their portfolio investments. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Funds may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. Each of the Advisor or Subadviser, as applicable, believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in each of the Funds' best interest to do so. The Funds may also enter into forward foreign currency exchange contracts to gain exposure to currencies underlying various securities or financial instruments held in the respective Fund.

         In addition, the Funds may be permitted to engage in cross-hedging. Cross-hedging involves the use of forward contracts to shift currency exposure from one non-U.S. Dollar currency to another non-U.S. Dollar currency. An example would be where, the Fund were overweight securities denominated in Sterling and the portfolio manager wished to bring that segment's currency weighting back within the parameters of the index. In this case, the portfolio manager would sell Sterling and buy the Euro using forward contracts. Cross-hedging will only be done relative to an established index and will not exceed 50% of a Fund's net assets.

         Currency hedging may also be accomplished through "proxy hedging," which is defined as entering into a position in one currency to hedge investments denominated in another currency, where two currencies are economically linked or otherwise correlated.


         FOREIGN CURRENCY OPTIONS. The Funds may engage in foreign currency options, and the funds in which they invest may engage in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.


         When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Funds against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a Fund were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put option. Likewise, if a Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, it would not have to exercise its call. Instead, it could acquire in the spot market the amount of foreign currency needed for settlement.

         Special Risks Associated with Foreign Currency Options. Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. There are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and a Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Funds will not purchase or write such options unless and until, in the opinion of the Advisor or Subadviser, as applicable, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.


         The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

         FOREIGN CURRENCY FUTURES TRANSACTIONS. By using foreign currency futures contracts and options on such contracts, the Funds may be able to achieve many of the same objectives as they would through the use of forward foreign currency exchange contracts. The Funds may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

         Special Risks Associated with Foreign Currency Futures Contracts and Related Options. Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

         Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Funds will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Advisor or Subadviser, as applicable, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Funds because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

         GUARANTEED INVESTMENT CONTRACTS. The Funds may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under a GIC, the Fund gives cash to an insurance company which credits the Fund with the amount given plus interest based on a certain index, which interest is guaranteed to be not less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. The Funds will only purchase GICs from insurance companies which, at the time of purchase, have total assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments.


         LENDING OF PORTFOLIO SECURITIES. The Funds (except for the Money Market Funds) may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.


         LOAN PARTICIPATION NOTES. The Funds may purchase loan participation notes. A loan participation note represents participation in a corporate loan of a commercial bank with a remaining maturity of one year or less. Such loans must be to corporations in whose obligations the Funds may invest. Any participation purchased by a Fund must be issued by a bank in the United States with total assets exceeding $1 billion. Because the issuing bank does not guarantee the participation in any way, the participation is subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for a Fund to assert through the issuing bank such rights as may exist against the corporate borrower if the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Moreover, under the terms of the loan participation a Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. The secondary market, if any, for loan participations is extremely limited and any such participation purchased by a Fund may be regarded as illiquid.

         LOWER-RATED AND UNRATED SECURITIES. The Funds may invest in higher yielding (and, therefore, higher risk), lower-rated fixed-income securities, including investment-grade securities, junk bonds and unrated securities. Securities rated in the fourth highest category by S&P or Moody's, BBB and Baa, respectively, although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than with respect to issuers of higher grade bonds.

         Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

         Special Risks Associated with Lower-Rated And Unrated Securities. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower-rated debt securities, the Advisor's or Subadviser's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In light of these risks, the Advisor or Subadviser, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

         In addition, the market value of securities in lower-rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of securities for a Fund to purchase and may also have the effect of limiting the ability of the Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

         Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by the Funds may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower-rated securities.

         Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by that Fund. Neither event will require sale of the security by the Fund, but the Advisor or Subadviser will consider this event in its determination of whether the Fund should continue to hold the security.

         The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability to dispose of these securities.

         A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Fund.

         In considering investments for the Strategic Income Fund and High Yield Bond Fund, the Advisor and Subadviser, respectively, will attempt to identify those issuers of high yielding debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Advisor's or Subadviser's analysis will focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.


         Although not a principal investment strategy, up to 5% of the Quality Growth Fund's total assets may be represented by higher yielding (and, therefore, higher risk), lower-rated fixed-income securities, including investment-grade securities, junk bonds and unrated securities.


         MASTER LIMITED PARTNERSHIPS. Master limited partnerships ("MLPs") are limited partnerships in which ownership units are publicly traded. MLPs often own or own interests in properties or businesses that are related to oil and gas industries, including pipelines, although MLPs may invest in other types of industries, or in credit-related investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. A Fund also may invest in companies who serve (or whose affiliates serve) as the general partner of an MLP.

         Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.


         The Funds may also hold investments in limited liability companies that have many of the same characteristics and are subject to many of the same risks as MLPs. Distributions attributable to gain from the sale of MLPs may be taxed as ordinary income.


         MONEY MARKET INSTRUMENTS. The Funds may invest in money market instruments, which are high quality, short-term fixed income securities that adhere to the guidelines (i.e., liquidity, maturity and credit quality) set forth by Securities and Exchange Commission Rule 2a-7 under the 1940 Act, which governs the allowable investments purchased by money market funds.


         MUNICIPAL LEASES. The Funds may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, in accordance with procedures adopted by the Trustees, will base its determination on the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers recently willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and
(5) the general credit quality of the municipality, including: (a) whether the lease can be cancelled; (b) whether the assets represented by the lease can be sold; (c) the strength of the lessee's general credit; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality; and (e) the legal recourse in the event of a failure to appropriate.


         MUNICIPAL SECURITIES. The Funds may invest in municipal securities of any state which have the characteristics set forth in the prospectus of that Fund. Examples of municipal securities are (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (g) general obligation bonds.

         Variable Rate Municipal Securities. The Funds may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

         PARTICIPATION INTERESTS. The Funds may invest in participation interests. Participation interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which a Fund would be allowed to invest in directly. The financial institutions from which the Funds may purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give these Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

         REAL ESTATE INVESTMENT TRUSTS. The Funds (other than the Money Market Funds) may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest. The Funds' investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.


         REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements. A repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. A Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor or Subadviser, as applicable, to be creditworthy.

         RESTRICTED AND ILLIQUID SECURITIES. A Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. (The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established in accordance with procedures adopted by the Trustees are quite liquid.) The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity in accordance with such procedures, including Section 4(2) securities, as determined by the Advisor or Subadviser, as applicable, as liquid and not subject to the investment limitation applicable to illiquid securities.

         The ability to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The determination of the liquidity of restricted securities is made by the Advisor or Subadvisor in accordance with procedures adopted by the Trustees. The following criteria, among others, are considered in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.


         REVERSE REPURCHASE AGREEMENTS. Except as provided above, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

         STAND-BY COMMITMENTS. The Funds may enter into stand-by commitments with respect to municipal obligations held by them. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

         The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

         The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Advisor's opinion, present minimal credit risks. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value of a Fund. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

         STRIPPED OBLIGATIONS. The Funds may purchase U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution. These "stripped" U.S. Treasury obligations are offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program. The Funds may also purchase other stripped securities issued directly by agencies or instrumentalities of the U.S. government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. government that clear through the Federal Reserve System. These participations, which may be issued by the U.S. government (or a U.S. government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their face value, and may, with respect to the Bond Funds, include stripped mortgage-backed securities ("SMBS"). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds also may purchase U.S. dollar-denominated stripped securities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

         SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.


         SMBS which are not issued by the U.S. government (or a U.S. government agency or instrumentality) are considered illiquid. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees.


         Within the past several years, the Treasury Department has facilitated transfers of ownership of stripped securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system and the STRIPS program. Under the STRIPS program, the Funds will be able to have their beneficial ownership of stripped securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.


         In addition, the Funds may acquire other U.S. government obligations and their unmatured interest coupons that have been stripped by their holder. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners.


         Although a "stripped" security may not pay interest to holders prior to maturity, federal income tax regulations require a Fund to recognize as interest income a portion of the security's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

         TRUST PREFERRED SECURITIES. Trust preferred securities are issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities currently permit the issuing entity to treat the interest payments as a tax-deductible cost. These securities, which have no voting rights, have a final stated maturity date and a fixed schedule for periodic payments. In addition, these securities have provisions which afford preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt securities of the same issuer. The issuers of these securities have the right to defer interest payments for a period of up to five years, although interest continues to accrue cumulatively. The deferral of payments may not exceed the stated maturity date of the securities themselves. The non-payment of deferred interest at the end of the permissible period will be treated as an event of default. At the present time, the Internal Revenue Service treats capital securities as debt.

         U.S. GOVERNMENT OBLIGATIONS. The types of U.S. government obligations in which the Funds may invest include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. The Student Loan Marketing Association can also issue debt as a corporation, which is not considered a U.S. Government obligation.

         Variable Rate U.S. Government Securities. Some of the short-term U.S. government securities that the Funds may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

         OVERSEAS PRIVATE INVESTMENT CORPORATION CERTIFICATES. The Funds may invest in Certificates of Participation issued by the Overseas Private Investment Corporation ("OPIC"). OPIC is a U.S. Government agency that sells political risk insurance and loans to help U.S. businesses invest and compete in over 140 emerging markets and developing nations worldwide. OPIC provides medium to long-term loans and guaranties to projects involving significant equity or management participation. OPIC can lend up to $250 million per project on either a project finance or a corporate finance basis in countries where conventional institutions are often unable or unwilling to lend on such a basis. OPIC issues Certificates of Participation to finance projects undertaken by U.S. companies. These certificates are guaranteed by OPIC and backed by the full faith and credit of the U.S. Government.

         WARRANTS. The Funds may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

         WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. A Fund may enter into when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 25% of the total value of their assets.

         TEMPORARY AND DEFENSIVE INVESTMENTS. A Fund (other than the Money Market Funds) may hold up to 100% of its assets in cash, short-term debt securities or other short-term instruments for temporary defensive purposes. The Short Term Bond Fund may shorten its dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Advisor. The Money Market Funds may hold up to 100% of their assets in cash. A Fund will adopt a temporary defensive position when, in the opinion of the Advisor or Subadviser, as applicable, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Funds may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's ("S&P") or the "Prime" major rating category by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or Moody's.


         PORTFOLIO TURNOVER. The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The portfolio turnover rates for the Funds except the Money Market Funds for fiscal years ended July 31, 2009 and July 31, 2008 were as follows:

------------------------------------------------------------ ------------------------- --------------------------
                                                               FISCAL YEAR ENDED JULY     FISCAL YEAR ENDED JULY
                                                                             31, 2009                   31, 2008
------------------------------------------------------------ ------------------------- --------------------------
All Cap Value Fund                                                                42%                        43%
------------------------------------------------------------ ------------------------- --------------------------
Disciplined Large Cap Value Fund                                                  58%                        47%
------------------------------------------------------------ ------------------------- --------------------------
Dividend Growth Fund                                                             102%                        76%
------------------------------------------------------------ ------------------------- --------------------------
Equity Index Fund                                                                  7%                         4%
------------------------------------------------------------ ------------------------- --------------------------
High Yield Bond Fund                                                              32%                        36%
------------------------------------------------------------ ------------------------- --------------------------
International Equity Fund                                                        104%                       155%
------------------------------------------------------------ ------------------------- --------------------------
Micro Cap Value Fund                                                              46%                        49%
------------------------------------------------------------ ------------------------- --------------------------
Mid Cap Growth Fund                                                               47%                        96%
------------------------------------------------------------ ------------------------- --------------------------
Quality Growth Fund                                                               31%                        57%
------------------------------------------------------------ ------------------------- --------------------------
Short Term Bond Fund                                                              63%                        33%
------------------------------------------------------------ ------------------------- --------------------------
Small Cap Growth Fund                                                             81%                       105%
------------------------------------------------------------ ------------------------- --------------------------
Small Cap Value Fund                                                              68%                        60%
------------------------------------------------------------ ------------------------- --------------------------
Strategic Income Fund                                                             32%                        32%
------------------------------------------------------------ ------------------------- --------------------------
Total Return Bond Fund                                                            15%                        36%
------------------------------------------------------------ ------------------------- --------------------------


                          FIFTH THIRD FUNDS MANAGEMENT

         The Funds are managed under the direction of the Board of Trustees. Subject to the provisions of the Declaration of Trust, By-laws and Massachusetts law, the Trustees have all powers necessary and desirable to carry out this responsibility, including the election and removal of Trust officers.

TRUSTEES AND OFFICERS

         The Trustees and officers of the Trust, their ages, the positions they hold with the Trust, their terms of office and lengths of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that each Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address, unless otherwise noted, of the persons listed below is 38 Fountain Square Plaza, Cincinnati, Ohio 45263. Fund

Complex includes the portfolios of the Trust described in this SAI, in addition to other portfolios of the Trust, which are offered by separate prospectuses and separate statement of additional information.

                                                        INDEPENDENT TRUSTEES

----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------
                                                                                               NUMBER OF
                         POSITION                                                           PORTFOLIOS IN
                           HELD       TERM OF OFFICE        PRINCIPAL OCCUPATION(S)          FUND COMPLEX          OTHER
                         WITH THE     AND LENGTH OF              DURING THE PAST              OVERSEEN BY    DIRECTORSHIPS HELD
      NAME AND AGE         TRUST      TIME SERVED(1)                 5 YEARS                    TRUSTEE          BY TRUSTEE
----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------
Edward Burke Carey      Chairman-    January           President, Carey Realty                     24        Canisius
Age: 64                 Board of     1989-Present      Investments, Inc. (commercial real                    College-Trustee.
                        Trustees                       estate), 1990-Present.

----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------
David J. Durham         Trustee      June              Chairman of the Board since 2005,           24        None.
Age: 64                              2001-Present      President and Chief Executive
                                                       Officer of Clipper Products, Inc.,
                                                       (importer and wholesale
                                                       distributor), September
                                                       1997-Present.
----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------
David J. Gruber         Trustee      December          President, DJG Financial Consulting         24        CASA of Delaware
Age: 45                              2003-Present      (accounting and finance                               County
                                                       consultant), June
                                                       2007-Present. Project
                                                       Professional, Resources
                                                       Global Professionals
                                                       (accounting and finance
                                                       consultant), December
                                                       2004-June 2007. CFO, Ohio
                                                       Arts & Sports Facilities
                                                       Commission (state funding
                                                       oversight agency), April
                                                       2003-December 2004.
                                                       Finance Director, Ohio
                                                       Expositions Commission
                                                       (state fair and expo
                                                       center), April 1996-March
                                                       2003.

----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------
J. Joseph Hale Jr.      Trustee      March             President and CEO of MediLux Health         24        Trustee for
Age: 59                              2001-Present      Care, April 2008-Present. EVP and                     Hanover College,
                                                       Managing Director, DHR International                  Egan Maritime
                                                       (executive recruiter), April 2007-                    Institute, Sconset
                                                       April 2008. Consultant, Duke Energy,                  Chapel, and Sconset
                                                       April 2006-March 2007. President,                     Trust
                                                       Cinergy Foundation (manager of
                                                       corporate contributions of certain
                                                       Duke Energy entities), November
                                                       2001-Present.

----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------
John E. Jaymont         Trustee      October 2001-     Business Development Director,              24        None.
Age: 64                              Present           Printing Industries of Ohio/North
                                                       Kentucky (printing industry
                                                       association), Feb. 2002- Present.
                                                       Management Consultant, April
                                                       2000-February 2002.

----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------

1. Each Trustee serves until the election and qualification of a successor, or until death, resignation, retirement or removal as provided in the Trust's
     Amended and Restated Declaration of Trust. Retirement occurs on the last day of the fiscal year in which the Trustee's 72nd birthday occurs.


                                                        OFFICERS


------------------------------- --------------------- --------------------- -----------------------------------------------------
                                     POSITION(S)             TERM OF
                                        HELD               OFFICE AND
          NAME AND                    WITH THE             LENGTH OF                      PRINCIPAL OCCUPATION(S)
             AGE                       FUNDS             TIME SERVED(1)                   DURING THE PAST 5 YEARS
------------------------------- --------------------- --------------------- -----------------------------------------------------
E. Keith Wirtz                  President             April 2007-Present    President, Fifth Third Asset Management, Inc. 2003-
Age: 49                                                                     Present.

------------------------------- --------------------- --------------------- -----------------------------------------------------
Matthew A. Ebersbach            Vice President,       March 2006-Present;   Vice President of Fifth Third Asset Management,
Age: 39                         Assistant Treasurer   September             Inc. 2006 - Present; Assistant Vice President of
                                and Assistant         2008-Present          Fifth Third Asset Management, Inc. 2001-2005.
                                Principal Financial
                                Officer

------------------------------- --------------------- --------------------- -----------------------------------------------------
Richard B. Ille                 Vice President        April 2007-Present    Managing Director, Products and Marketing, Fifth
Age: 45                                                                     Third Asset Management, Inc., 2001-Present.

------------------------------- --------------------- --------------------- -----------------------------------------------------
James A. Mautino                Anti-Money            February              Vice President and Chief Compliance Officer, Fifth
Age: 41                         Laundering and        2007-Present          Third Asset Management, Inc. August 2005-Present;
                                Chief Compliance                            Director of Risk and Compliance, State Street Bank
                                Officer                                     and Trust Company, October 1995-July 2005.

------------------------------- --------------------- --------------------- -----------------------------------------------------
Shannon King                    Treasurer and         March 2008-Present    Vice President, Mutual Fund Administration, Fifth
Age:  37                        Principal Financial                         Third Asset Management, Inc. 2007-Present;
                                Officer                                     Assistant Vice President, Capital Markets
                                                                            Treasury and Derivatives Manager 2005-2007
                                                                            and Capital Markets Accounting Manager 2001-2005
                                                                            at Fifth Third Bancorp.

------------------------------- --------------------- --------------------- -----------------------------------------------------
Matthew A. Swendiman            Secretary and         April                 Secretary and Chief Administrative Officer, Fifth
Age: 36                         Chief Legal Officer   2007-Present;         Third Asset Management, Inc., May 2009 to Present;
                                                      September             Vice President and Counsel of Fifth Third Bank,
                                                      2009-Present          March 2006-May 2009; Attorney, Kirkpatrick &
                                                                            Lockhart Nicholson Graham, LLP, May 2005-March
                                                                            2006; Counsel, The Phoenix Companies, Inc., July
                                                                            2002-April 2005.

------------------------------- --------------------- --------------------- -----------------------------------------------------
Ryan Casey                      Assistant Treasurer   April 2009-Present    Assistant Vice President, State Street Bank and
State Street Bank and Trust                                                 Trust Company (a Massachusetts trust company)
Company, One Lincoln Street,                                                2000-Present.
Boston, MA 02111
Age: 36

------------------------------- --------------------- --------------------- -----------------------------------------------------
Tracy Kaufman                   Assistant Treasurer   June 2007-Present     Assistant Vice President, State Street Bank and
State Street Bank and Trust                                                 Trust Company (a Massachusetts trust company)
Company, One Lincoln Street,                                                1986-Present.
Boston, MA 02111
Age: 51

------------------------------- --------------------- --------------------- -----------------------------------------------------
Francine S. Hayes               Assistant Secretary   June 2007-Present     Vice President and Senior Counsel, State Street
State Street Bank and Trust                                                 Bank and Trust Company (a Massachusetts trust
Company, One Lincoln Street,                                                company) 2004-Present.
Boston, MA 02111
Age: 41

------------------------------- --------------------- --------------------- -----------------------------------------------------

1. The Trust's Officers are elected annually by the Trustees.

     For Officers, positions held with affiliated persons of the Trust (or affiliated persons of such persons) are listed in the following table:

  ----------------------------- --------------------------------------------------------------------------------------------
  NAME                          POSITIONS HELD WITH AFFILIATED PERSONS OF THE FUNDS
  ----------------------------- --------------------------------------------------------------------------------------------
  E. Keith Wirtz                Fifth Third Asset Management, Inc., President
  ----------------------------- --------------------------------------------------------------------------------------------
  Matthew A. Ebersbach          Fifth Third Asset Management, Vice President
  ----------------------------- --------------------------------------------------------------------------------------------
  Richard B. Ille               Fifth Third Asset Management, Inc., Executive Director
  ----------------------------- --------------------------------------------------------------------------------------------
  Matthew A. Swendiman          Fifth Third Asset Management, Inc., Secretary and Chief Administrative Officer
  ----------------------------- --------------------------------------------------------------------------------------------
  James A. Mautino              Fifth Third Asset Management, Inc., Vice President and Chief Compliance Officer
  ----------------------------- --------------------------------------------------------------------------------------------
  Shannon King                  Fifth Third Asset Management, Inc., Vice President
  ----------------------------- --------------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD OF TRUSTEES


         AUDIT COMMITTEE. The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of an independent registered public accounting firm for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. Messrs. Hale, Durham, Jaymont, and Gruber serve on this Committee. For the fiscal year ended July 31, 2009, there were five meetings of the Audit Committee.

         NOMINATIONS COMMITTEE. The purpose of the Nominations Committee is to recommend qualified candidates to the Board of Trustees in the event that a position is vacated or created. Messrs. Hale, Durham, Jaymont and Gruber serve on this committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the Fifth Third Funds, 38 Fountain Square Plaza, Cincinnati, Ohio 45263. During the fiscal year ended July 31, 2009, the Nominations Committee did not meet.

         COMPLIANCE COMMITTEE. The purpose of the Compliance Committee is to review, analyze and investigate compliance matters of the Trust identified by the Board to the Committee. The Committee's function is strictly one of oversight. Generally, the full Board, rather than this Committee, will exercise direct oversight with respect to the Trust's compliance matters. Messrs. Hale and Gruber serve on this committee. During the fiscal year ended July 31, 2009, the Compliance Committee did not meet.

         SPECIAL PROXY VOTING COMMITTEE. The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Trust with respect to specific votes referred by the Trust's investment adviser. Messrs. Hale, Durham, Jaymont, and Gruber serve on this Committee. During the fiscal year ended July 31, 2009, the Special Proxy Voting Committee did not meet.


TRUSTEES' SECURITIES OWNERSHIP


         For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Funds and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Funds' family of investment companies as of December 31, 2008:

------------------------------- -------------------------------------------------------- ----------------------------
NAME OF TRUSTEE                 DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS           AGGREGATE DOLLAR RANGE OF
                                                                                         EQUITY SECURITIES IN ALL
                                                                                         REGISTERED INVESTMENT
                                                                                         COMPANIES OVERSEEN BY
                                                                                         TRUSTEE IN FAMILY OF
                                                                                         INVESTMENT COMPANIES
------------------------------- -------------------------------------------------------- ----------------------------
Edward Burke Carey              Small Cap Value Fund: $1-10,000                          Over $100,000
                                Disciplined Large Cap Value Fund: $1-$10,000
                                Equity Index Fund: $1-$10,000
                                U.S. Treasury Money Market Fund: Over $100,000
                                Prime Money Market Fund: $50,000-100,000 Quality
                                Growth Fund: $50,000-100,000 Mid Cap Growth
                                Fund: $10,001-50,000
------------------------------- -------------------------------------------------------- ----------------------------
J. Joseph Hale, Jr.             None                                                     $1-10,000
------------------------------- -------------------------------------------------------- ----------------------------
David J. Durham                 Prime Money Market Fund: $1-10,000                       Over $100,000
                                Mid Cap Growth Fund: $10,001-50,000
                                Quality Growth Fund: $10,001-50,000
                                All Cap Value Fund: $10,001-50,000
------------------------------- -------------------------------------------------------- ----------------------------
John E. Jaymont                 Quality Growth Fund: $1-10,000                           $10,001-50,000
                                Institutional Money Market Fund: $1-10,000
                                Dividend Growth Fund: $1-10,000
                                All Cap Value Fund: $1-10,000
------------------------------- -------------------------------------------------------- ----------------------------
David J. Gruber                 All Cap Value Fund: $1-10,000                            $10,001-50,000
                                International Equity Fund: $10,001-50,000
                                Dividend Growth Fund: $1-10,000
                                Disciplined Large Cap Value Fund: $1-$10,000
------------------------------- -------------------------------------------------------- ----------------------------

         As of December 31, 2008, none of the independent Trustees or their immediate family members owned beneficially the securities of an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust.

         As of November 4, 2009, the Officers and Trustees owned less than 1% of any class of any Fund.


TRUSTEES COMPENSATION


         Effective January 1, 2008, the Trustees, who are not interested persons of the Trust receive from the Trust, receive an annual retainer of $35,000 for service on the Board. Each Independent Trustee receives a fee of $7,500 for each regular quarterly Board meeting attended in person. Each Independent Trustee also receives a fee of $3,750 for attendance by telephone at any meeting of the Board other than a regular quarterly meeting. Trustees are reimbursed for any out-of-pocket expenses relating to attendance at such meetings. The Chairperson of the Board receives $8,000 for each meeting over which he or she presides as Chairman, in addition to any other fees received.


         Each Audit Committee member receives an annual retainer of $3,500 and a fee of $1,250 for each Audit Committee meeting attended in person. The Chairperson of the Audit Committee receives $2,500 for each meeting over which he presides as Chairman, in addition to any other fees received.

         Each Compliance Committee member receives an annual retainer of $5,500 per year (payable in a lump sum at the first Compliance Committee meeting of the calendar year). The Compliance Committee fees are paid only in years in which a Compliance Committee meeting takes place. The Chairperson of the Compliance Committee receives an additional retainer of $2,000, in addition to any other fees received.

         Each Nominations Committee member receives a fee of $1,000 for each Nominations Committee meeting attended in person.


      The following table summarizes the compensation, including committee fees, paid to the Trustees of the Trust for the fiscal year ended July 31, 2009.

---------------------------------- --------------------- ---------------------- --------------------- -------------------------
                                                                    PENSION OR                         TOTAL COMPENSATION FROM
                                              AGGREGATE    RETIREMENT BENEFITS       ESTIMATE ANNUAL    FUNDS AND FUND COMPLEX
                                       COMPENSATION FOR     ACCRUED AS PART OF         BENEFITS UPON      PAID TO TRUSTEES FOR
                                                    THE          FUND EXPENSES            RETIREMENT     THE FISCAL YEAR ENDED
                                      FISCAL YEAR ENDED      FISCAL YEAR ENDED     FISCAL YEAR ENDED             JULY 31, 2009
NAME OF PERSON                           JULY 31, 2009*          JULY 31, 2009         JULY 31, 2009
---------------------------------- --------------------- ---------------------- --------------------- -------------------------
TRUSTEES
---------------------------------- --------------------- ---------------------- --------------------- -------------------------
Edward Burke Carey                             $159,500                   None                  None                  $159,500
---------------------------------- --------------------- ---------------------- --------------------- -------------------------
J. Joseph Hale, Jr.                              95,300                   None                  None                    95,300
---------------------------------- --------------------- ---------------------- --------------------- -------------------------
David J. Durham                                  95,300                   None                  None                    95,300
---------------------------------- --------------------- ---------------------- --------------------- -------------------------
John E. Jaymont                                 105,300                   None                  None                   105,300
---------------------------------- --------------------- ---------------------- --------------------- -------------------------
David J. Gruber                                  95,300                   None                  None                    95,300
---------------------------------- --------------------- ---------------------- --------------------- -------------------------


1. Compensation excludes reimbursement of travel and other out-of-pocket expenses.

BENEFICIAL OWNERSHIP


         The name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund's outstanding shares as of November 4, 2009 is set forth in Appendix B.


TRUSTEE LIABILITY

         The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, the Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

CODES OF ETHICS

         Each of the Trust, Fifth Third Asset Management, Inc., Fort Washington Investment Advisors, Inc. and FTAM Funds Distributor, Inc. has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

         The Board has delegated to the Advisor authority to vote proxies on the securities held in a Fund's portfolio. The Board has also approved the Advisor's policies and procedures for voting the proxies, which are described below.

Proxy Voting Procedures


         The Advisor has engaged RiskMetrics Group ("RiskMetrics") to administer the proxy voting policy. The Advisor's Investment Committee reviews and adopts annually the proxy voting recommendations contained in the RiskMetrics Proxy Voting Guidelines Summary. The Chief Investment Officer of the Advisor must approve any deviations from these guidelines.

         With respect to any proxy vote made on behalf of the Trust that involves a material conflict of interest for the Advisor, the Advisor will refer such proxy vote to the Special Proxy Voting Committee. The Special Proxy Voting Committee is composed exclusively of Independent Trustees of the Board of Trustees of the Funds and will conduct its activities according to the Special Proxy Voting Committee Charter.

Proxy Voting Policies

         On matters of corporate governance, generally RiskMetrics will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction when the economic factors outweigh any neutral or negative governance changes; and, with respect to shareholder proposals, ask a company to submit its poison pill for shareholder ratification.

         On matters of capital structure, generally RiskMetrics will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to reduce the par value of common stock, and for proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

         On matters relating to management compensation, generally RiskMetrics will vote: for stock incentive plans that provide a dollar-for-dollar cash for stock exchange; and against proposals that would permit retirement plans for nonemployee directors.

         On matters relating to corporate transactions, RiskMetrics will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. RiskMetrics will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. RiskMetrics will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Advisor may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if RiskMetrics decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though RiskMetrics typically votes against such measures in other contexts.


Information Regarding Proxy Votes

         You may obtain information without charge about how a Fund voted proxies related to its portfolio securities during the 12 month period ended June 30, without charge, by visiting the Securities and Exchange Commission's Web site at www.sec.gov or the Funds' website at www.fifththirdfunds.com.

DISCLOSURE OF PORTFOLIO HOLDINGS

         The Board of Trustees has adopted on behalf of the Funds policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures (the "Procedures") are designed to protect the confidentiality of the Funds' portfolio holdings information and to prevent the selective disclosure of such information (except as otherwise permitted by applicable law and the

Procedures). The Procedures may be modified at any time by the Trust's Chief Compliance Officer ("CCO"), provided that any material changes be reported to the Board of Trustees, and to the extent necessary, will be amended to conform to rules and regulations adopted by the SEC. No provision of the Procedures is intended to restrict or prevent the disclosure of portfolio holdings information that may be required by applicable law or requested by governmental authorities.


         The Funds will make their respective portfolio holdings information available on the Funds' website at www.fifththirdfunds.com in the section "Annual Reports and Other Information". The Funds' website contains the complete schedule of each Fund's portfolio holdings as of the most recent month's end. This information is generally posted on the Funds' website no sooner than 15 days after each month's end, and will remain available on the website until at least the date on which the Funds file a report on Form N-CSR or a report on Form N-Q for the period that includes the date as of which the information is current. The posted schedules include information for each portfolio security (not including cash positions) held by each of the Funds as of the relevant month's end. In addition, Money Market Funds' portfolio holdings may be made available to the public more frequently, when deemed by the CCO to be in the best interests of Fund shareholders, and are available upon request, as of the previous business day's close, by calling 1-800-282-5706. The Funds' portfolio holdings are disclosed to the public, on a quarterly basis, on forms required to be filed with the SEC. The Funds' reports on Form N-CSR (with respect to each annual period and semi-annual period) and reports on Form N-Q (with respect to the first and third quarters of each of the Funds' fiscal years) are available on the SEC's website at www.sec.gov. If a Fund's portfolio holdings information is disclosed to the public (either through a filing on the SEC's EDGAR website or otherwise) before the disclosure of the information on the Funds' website, such Fund may post such information on the Funds' website. Except as provided in the Procedures, the Funds' portfolio holdings may not be disclosed to third parties prior to posting on the website.

         A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if the CCO determines that such disclosure is in the best interests of the Fund's shareholders. In addition, the third party receiving the non-public portfolio holdings will be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including the Funds' adviser and its affiliates, sub-advisers, and the Funds' custodian, sub-administration and accounting services provider, independent accounting firm, fund counsel, and proxy voting service provider.


         Except for entities that utilize FTAM model portfolios (e.g., overlay managers and wrap sponsors) which may or may not closely resemble Fund portfolios, non-public portfolio holdings may not be disseminated for compensation or other consideration. A list of all persons who receive non-public portfolio holdings will be available upon request to the CCO.

         The frequency with which the non-public portfolio holdings will be disclosed, as well as the lag time associated with such disclosure, will vary depending on such factors as the circumstances of the disclosure and the reason therefore.

         The Funds have ongoing arrangements to disclose portfolio holdings to the following Service Providers:

NAME OF VENDOR                                    TYPE OF SERVICE                     FREQUENCY       LAG TIME
------------------------------------------------- ----------------------------------- --------------- --------------
DDM Marketing & Communications                    Marketing & Communications          Weekly and      One day
                                                                                      Quarterly
Standard & Poor's                                 Ratings Agency                      Weekly          One day
Moody's Investors Service                         Ratings Agency                      Weekly          One day
Fitch Ratings Ltd.                                Ratings Agency                      Weekly          One day
FactSet                                           Portfolio analytics                 Daily           N/A
Interactive Data Bond Edge                        Portfolio analytics                 Daily           N/A
Investor Tools - SMART/Perform                    Portfolio analytics                 Daily           N/A
Yield Book                                        Portfolio analytics                 Daily           N/A
Advent Axys                                       Portfolio accounting                Daily           N/A
Able Noser                                        Trade cost analysis                 Monthly         Five days
SG Constellation                                  Distribution services               Weekly          One day
eA Data Automation Services                       Marketing Support                   Quarterly       8 days
Fifth Third Bank                                  Portfolio management and            Daily           N/A
                                                  administrative support
Prima Capital Management, Inc.                    Overlay manager                     Daily           N/A
Merrill Lynch                                     Wrap sponsor                        Daily           N/A
Morgan Stanley                                    Wrap sponsor                        Daily           N/A
Fifth Third Securities                            Wrap sponsor                        Daily           N/A
Envestnet Asset Management                        Overlay manager                     Daily           N/A
Bear Stearns                                      Wrap sponsor                        Daily           N/A
TD Ameritrade                                     Wrap sponsor                        Daily           N/A
Placemark Investments                             Overlay manager                     Daily           N/A
------------------------------------------------- ----------------------------------- --------------- --------------

         Exceptions to the Procedures may only be made if approved in writing by the CCO when the Fund has legitimate business purposes for doing so, and if the recipients are subject to a confidentiality agreement, as described above. Any exceptions must be reported to the Board of Trustees at its next regularly scheduled meeting.


         The Advisor and Subadviser have primary responsibility for ensuring that each of the Funds' portfolio holdings information is only disclosed in accordance with the Procedures. As part of this responsibility, the Advisor and Subadviser, as applicable, maintain such internal informational barriers as it believes are reasonably necessary for preventing the unauthorized disclosure of non-public portfolio holdings. The CCO is responsible for reviewing, at least annually, the Advisor's and Subadviser's policies, procedures and/or processes and for reporting to the Board of Trustees whether, in the CCO's view, these policies, procedures and /or processes are reasonably designed to comply with the Procedures.

         If the CCO determines that the Advisor's, and/or Subadviser's, policies, procedures and/or processes are not reasonably designed to comply with the Procedures, the CCO shall notify the Advisor and/or Subadviser of such deficiency and request that the Advisor and/or subadviser indicate how it intends to address the deficiency. If the deficiency is not addressed to the CCO's satisfaction within a reasonable time after such notification (as determined by the CCO), then the CCO shall promptly notify the Board of Trustees of the deficiency and shall discuss with the Board possible responses.


               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

INVESTMENT ADVISOR AND SUBADVISER


         Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds and provides investment advisory services through its Trust and Investment Division. FTAM is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which, in turn, is a wholly-owned subsidiary of Fifth Third Bancorp.

         Fort Washington Investment Advisors, Inc., 303 Broadway, Suite 1200, Cincinnati, Ohio, 45202, serves as investment sub-advisor to the High Yield Bond Fund. Fort Washington is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly owned subsidiary of Western-Southern Mutual Holding Company.

         Neither the Advisor nor the Subadviser shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


         Because of the internal controls maintained by FTAM to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of FTAM's or any affiliate's lending relationship with an issuer.

ADVISORY FEES


         For advisory services, the Advisor receives annual investment advisory fees as described in the Prospectuses. The following shows gross investment advisory fees for the Funds and fees waived by the Advisor for the fiscal years ended July 31, 2009, July 31, 2008, and July 31, 2007 (amounts in thousands).

-------------------------------------- -------------- --------------- ------------- ---------------- ------------ ---------------
FUND NAME                                       YEAR            FEES          YEAR             FEES         YEAR            FEES
                                               ENDED         WAIVED/         ENDED          WAIVED/        ENDED         WAIVED/
                                       JULY 31, 2009  REIMBURSED-2009*    JULY 31,  REIMBURSED-2008*    JULY 31, REIMBURSED-2007*
                                                                              2008                          2007
-------------------------------------- -------------- --------------- ------------- ---------------- ------------ ---------------
All Cap Value Fund                        $1,527,248        $250,458   $ 2,927,978         $134,483       $3,593           $  99
-------------------------------------- -------------- --------------- ------------- ---------------- ------------ ---------------
Disciplined Large Cap Value Fund           2,683,558         200,669     5,026,273           53,352        5,262              22
-------------------------------------- -------------- --------------- ------------- ---------------- ------------ ---------------
Dividend Growth Fund                          95,060         177,934       180,389          233,441          208             244
-------------------------------------- -------------- --------------- ------------- ---------------- ------------ ---------------
Equity Index Fund                            766,516         935,822     1,196,095        1,387,094        1,295           1,521
-------------------------------------- -------------- --------------- ------------- ---------------- ------------ ---------------
High Yield Bond Fund                         285,914         184,683       417,490          245,795          459             264
-------------------------------------- -------------- --------------- ------------- ---------------- ------------ ---------------
Institutional Government Money             9,321,621       8,194,726     5,210,479        4,990,301        2,910           2,929
Market Fund
-------------------------------------- -------------- --------------- ------------- ---------------- ------------ ---------------
Institutional Money Market Fund           11,571,778       9,373,218    10,807,625        9,666,988        7,330           6,632
-------------------------------------- -------------- --------------- ------------- ---------------- ------------ ---------------
International Equity Fund                  2,514,187         285,475     4,991,488          494,238        4,980              33
-------------------------------------- -------------- --------------- ------------- ---------------- ------------ ---------------
Micro Cap Value Fund                         261,562         140,680       529,258          251,593        1,029             174
-------------------------------------- -------------- --------------- ------------- ---------------- ------------ ---------------
Mid Cap Growth Fund                          925,124         147,123     2,520,379           76,295        3,019              19
-------------------------------------- -------------- --------------- ------------- ---------------- ------------ ---------------
Prime Money Market Fund                    5,934,575         125,345     5,757,221          535,917        4,653             431
-------------------------------------- -------------- --------------- ------------- ---------------- ------------ ---------------
Quality Growth Fund                        2,547,955         145,539     4,916,538          168,849        5,730             129
-------------------------------------- -------------- --------------- ------------- ---------------- ------------ ---------------
Short Term Bond Fund                       1,121,847         315,287     1,328,744          392,819        1,321             419
-------------------------------------- -------------- --------------- ------------- ---------------- ------------ ---------------
Small Cap Growth Fund                        357,230         123,387       732,808           81,002        1,058              69
-------------------------------------- -------------- --------------- ------------- ---------------- ------------ ---------------
Small Cap Value Fund                         580,781          63,537       903,878           45,629        1,171              61
-------------------------------------- -------------- --------------- ------------- ---------------- ------------ ---------------
Strategic Income Fund                        842,711         350,603     1,319,826          404,610        1,602             405
-------------------------------------- -------------- --------------- ------------- ---------------- ------------ ---------------
Total Return Bond Fund                     2,721,916         509,300     3,177,457          643,043        1,658             420
-------------------------------------- -------------- --------------- ------------- ---------------- ------------ ---------------
U.S. Treasury Money Market Fund            9,005,061       6,820,287     5,654,311        4,559,402        4,545           3,915
-------------------------------------- -------------- --------------- ------------- ---------------- ------------ ---------------

*The amounts include fee waivers and expense reimbursements by the Advisor pursuant to expense limitations in effect during the fiscal year.

SUBADVISER AND SUBADVISORY FEES


         HIGH YIELD BOND FUND. Fort Washington is the subadviser to the High Yield Bond Fund under the terms of a Sub-advisory Agreement between FTAM and Fort Washington. For its sub-advisory services, Fort Washington receives an annual sub-advisory fee paid by the Advisor of 0.40% of net assets for the initial $50 million in assets and 0.30% of net assets for assets in excess of $50 million. For its initial fiscal year ended July 31, 2007, the fiscal year ended July 31, 2008 and the fiscal year ended July 31, 2009, the Advisor paid Fort Washington, as Subadviser to the High Yield Bond Fund, fees of $246,711, $228,902 and $163,406, respectively.


ADMINISTRATOR AND SUB-ADMINISTRATOR

         Prior to November 21, 2006, Fifth Third Bank was the Trust's administrator. Effective November 21, 2006, Fifth Third Asset Management, Inc. (the "Administrator") became the Funds' administrator which generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. The Funds pay the Administrator administration fees at the annual rates set forth below which are computed daily and paid monthly based on average daily net assets of the Trust; the fees are prorated among the Funds based upon their relative average daily net assets. For certain Funds, the Administrator has voluntarily agreed to waive a portion of its net asset-based administration fee. In addition, a $10,000 annual per class per Fund applies beyond the first four classes per Fund, and each Fund is subject to an annual $20,000 minimum fee.

         ADMINISTRATION FEE           TRUST AVERAGE DAILY NET ASSETS
         ------------------           ------------------------------
         0.20%                        Up to $1 billion
         0.18%                        In excess of $1 billion up to $2 billion
         0.17%                        In excess of $2 billion

         Prior to June 1, 2007, BISYS Fund Services Ohio, Inc. was the Trust's sub-administrator. Effective June 1, 2007, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111 became the Funds' sub-administrator (the "Sub-Administrator"). The Sub-Administrator performs sub-administration services on behalf of each Fund for which it receives compensation from the Administrator.


         The following shows administration fees for Fifth Third Bank and the Administrator incurred by the Funds, and the amounts of those fees that were waived by Fifth Third Bank and/or the Administrator for the fiscal years ended July 31, 2009, July 31, 2008 and July 31, 2007 (amounts in thousands).

---------------------------------- ---------------- ------------ ----------------- ------------ -------------- ------------
                                              YEAR         FEES              YEAR         FEES           YEAR         FEES
                                             ENDED      WAIVED-             ENDED      WAIVED-          ENDED      WAIVED-
            FUND NAME                JULY 31, 2009         2009     JULY 31, 2008         2008  JULY 31, 2007         2007
---------------------------------- ---------------- ------------ ----------------- ------------ -------------- ------------
All Cap Value Fund                        $264,418     $108,610          $506,255     $292,798           $622         $235
---------------------------------- ---------------- ------------ ----------------- ------------ -------------- ------------
Disciplined Large Cap Value Fund           580,943      102,233         1,087,298      376,970          1,139          262
---------------------------------- ---------------- ------------ ----------------- ------------ -------------- ------------
Dividend Growth Fund                        20,587           --            39,000           --             45           --
---------------------------------- ---------------- ------------ ----------------- ------------ -------------- ------------
Equity Index Fund                          442,389      166,079           689,977      259,154            748          281
---------------------------------- ---------------- ------------ ----------------- ------------ -------------- ------------
High Yield Bond Fund*                       70,767           --           103,225           --            114           --
---------------------------------- ---------------- ------------ ----------------- ------------ -------------- ------------
Institutional Government Money           4,035,978    1,048,682         2,253,827      586,179          1,260          327
Market Fund
---------------------------------- ---------------- ------------ ----------------- ------------ -------------- ------------
Institutional Money Market Fund          5,009,728    2,025,061         4,675,515    1,891,334          3,173        1,282
---------------------------------- ---------------- ------------ ----------------- ------------ -------------- ------------

---------------------------------- ---------------- ------------ ----------------- ------------ -------------- ------------
                                              YEAR         FEES              YEAR         FEES           YEAR         FEES
                                             ENDED      WAIVED-             ENDED      WAIVED-          ENDED      WAIVED-
            FUND NAME                JULY 31, 2009         2009     JULY 31, 2008         2008  JULY 31, 2007         2007
---------------------------------- ---------------- ------------ ----------------- ------------ -------------- ------------
International Equity Fund                  435,416           --           864,826           --            862           --
---------------------------------- ---------------- ------------ ----------------- ------------ -------------- ------------
Micro Cap Value Fund                        45,287           --            91,512           --            178           --
---------------------------------- ---------------- ------------ ----------------- ------------ -------------- ------------
Mid Cap Growth Fund                        200,192       35,413           544,694           --            654           --
---------------------------------- ---------------- ------------ ----------------- ------------ -------------- ------------
Prime Money Market Fund                  2,568,930    1,186,915         2,490,592    1,151,444          2,014          930
---------------------------------- ---------------- ------------ ----------------- ------------ -------------- ------------
Quality Growth Fund                        551,591       63,699         1,063,649      100,660          1,240           48
---------------------------------- ---------------- ------------ ----------------- ------------ -------------- ------------
Short Term Bond Fund                       388,739           --           180,996           --            457           --
---------------------------------- ---------------- ------------ ----------------- ------------ -------------- ------------
Small Cap Growth Fund                       88,356           --           459,894           --            262           --
---------------------------------- ---------------- ------------ ----------------- ------------ -------------- ------------
Small Cap Value Fund                       111,806           --           173,812           --            225           --
---------------------------------- ---------------- ------------ ----------------- ------------ -------------- ------------
Strategic Income Fund                      146,007       42,136           228,427       65,991            277           52
---------------------------------- ---------------- ------------ ----------------- ------------ -------------- ------------
Total Return Bond Fund                     785,678      306,689           916,368      393,487            478          111
---------------------------------- ---------------- ------------ ----------------- ------------ -------------- ------------
U.S. Treasury Money Market Fund          3,898,260    2,251,265         2,446,032    1,413,578          1,968        1,136
---------------------------------- ---------------- ------------ ----------------- ------------ -------------- ------------


                       FUND ACCOUNTANT AND SUB-ACCOUNTANT

         Prior to November 21, 2006, Fifth Third Bank served as fund accountant for the Funds. Effective November 21, 2006, Fifth Third Asset Management, Inc. serves as fund accountant for the Funds (the "Fund Accountant"). Prior to May 14, 2007, BISYS Fund Services Ohio, Inc. served as the sub-fund accountant for the Funds. Effective May 14, 2007, State Street Bank and Trust Company serves as the sub-fund accountant for the Funds (the "Sub-Accountant"). The Sub-Accountant maintains the Trust's fund accounting records. The Funds pay the Fund Accountant accounting fees at the annual rates set forth below which are computed daily and paid monthly based on average daily net assets of each Fund, subject to a $30,000 per Fund annual minimum, plus out-of-pocket expenses. In addition, a $10,000 annual flat per class per fee per Fund applies beyond the initial class of shares.

         -------------------------------- --------------------------------------
         ACCOUNTING FEE                   FUND AVERAGE DAILY NET ASSETS
         -------------------------------- --------------------------------------
         0.020%                           Up to $500 million
         -------------------------------- --------------------------------------
         0.015%                           $500 million and up to $1 billion
         -------------------------------- --------------------------------------
         0.010%                           In excess of $1 billion
         -------------------------------- --------------------------------------


         The following shows fund accounting fees incurred by the Funds for the fiscal years ended July 31, 2009, July 31, 2008 and July 31, 2007 (amounts in thousands).

------------------------------------------------------ --------------- ----------------- ---------------
                                                         YEAR ENDED       YEAR ENDED       YEAR ENDED
FUND NAME                                              JULY 31, 2009    JULY 31, 2008    JULY 31, 2007
------------------------------------------------------ --------------- ----------------- ---------------
All Cap Value Fund                                           $ 66,080          $ 88,904          $  109
------------------------------------------------------ --------------- ----------------- ---------------
Disciplined Large Cap Value Fund                               98,962           151,140             159
------------------------------------------------------ --------------- ----------------- ---------------
Dividend Growth Fund                                           62,233            61,942              70
------------------------------------------------------ --------------- ----------------- ---------------
Equity Index Fund                                             125,544           157,905             153
------------------------------------------------------ --------------- ----------------- ---------------
High Yield Bond Fund                                           67,701            70,235              70
------------------------------------------------------ --------------- ----------------- ---------------
Institutional Government Money Market Fund                    342,883           230,475             157
------------------------------------------------------ --------------- ----------------- ---------------
Institutional Money Market Fund                               402,035           374,426             278
------------------------------------------------------ --------------- ----------------- ---------------
International Equity Fund                                     103,116           142,123             136
------------------------------------------------------ --------------- ----------------- ---------------
Micro Cap Value Fund                                           63,451            61,328              70
------------------------------------------------------ --------------- ----------------- ---------------
Mid Cap Growth Fund                                            62,457            93,398             113
------------------------------------------------------ --------------- ----------------- ---------------
Prime Money Market Fund                                       257,844           253,451             223
------------------------------------------------------ --------------- ----------------- ---------------
Quality Growth Fund                                            95,965           156,142             168
------------------------------------------------------ --------------- ----------------- ---------------
Short Term Bond Fund                                           75,328            76,090              81
------------------------------------------------------ --------------- ----------------- ---------------
Small Cap Growth Fund                                          62,774            59,445              70
------------------------------------------------------ --------------- ----------------- ---------------

------------------------------------------------------ --------------- ----------------- ---------------
                                                         YEAR ENDED       YEAR ENDED       YEAR ENDED
FUND NAME                                              JULY 31, 2009    JULY 31, 2008    JULY 31, 2007
------------------------------------------------------ --------------- ----------------- ---------------
Small Cap Value Fund                                           62,009            62,162              70
------------------------------------------------------ --------------- ----------------- ---------------
Strategic Income Fund                                          67,175            68,971              72
------------------------------------------------------ --------------- ----------------- ---------------
Total Return Bond Fund                                        137,783           164,831              94
------------------------------------------------------ --------------- ----------------- ---------------
U.S. Treasury Money Market Fund                               333,705           242,788             212
------------------------------------------------------ --------------- ----------------- ---------------


CUSTODIAN

         Prior to June 1, 2007, Fifth Third Bank was the custodian for the Funds. Effective June 1, 2007, State Street Bank and Trust Company became the custodian for the Funds (the "Custodian"). The Custodian holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fees for custody services are based upon the market value of Fund securities held in custody plus maintenance fees, transaction fees and out-of-pocket expenses. For the period August 1, 2006 through May 31, 2007, the custody fees and expenses for Fifth Third Bank incurred by the Funds were approximately $1,060,981.

TRANSFER AND DIVIDEND DISBURSING AGENT

         Boston Financial Data Services, Inc., 30 Dan Road, Canton, Massachusetts 02021, serves as the transfer and dividend disbursing agent for the Funds (the "Transfer Agent"). The fees paid to the Transfer Agent are based upon the size, type and number of accounts and transactions made by shareholders. The Funds also reimburse the Transfer Agent for various out-of-pocket expenses.

ADDITIONAL SERVICES - SERVICES AGENT


         Prior to May 14, 2007, Fifth Third Asset Management, Inc. assisted BISYS Fund Services Ohio, Inc. with transfer agency-related services. Pursuant to a Services Agreement dated May 14, 2007, Fifth Third Asset Management, Inc. (the "Services Agent") provides certain other transfer-agent related services for the Funds, for an annual fee of $370,000, payable monthly. For the fiscal years ended July 31, 2009, July 31, 2008 and the period May 14, 2007 through July 31, 2007, the Services Agent earned $370,000, $370,000 and $77,083, respectively, in services agent fees. For the period August 1, 2006 through May 13, 2007, the Services Agent earned fees from BISYS Fund Services Ohio, Inc. in the amount of $516,192.

LEGAL COUNSEL

         Vedder Price P.C., 222 North LaSalle Street, Chicago, IL 60601 is counsel to the Funds.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         PricewaterhouseCoopers LLP, 1100 Walnut, Suite 1300, Kansas City, Missouri 64106, serves as the Funds' independent registered public accounting firm. PricewaterhouseCoopers LLP will audit and report on the Funds' annual financial statements, and may perform other professional tax, accounting, auditing and advisory services when engaged to do so by the Funds.

                          PORTFOLIO MANAGER INFORMATION

         The portfolio managers identified under "Fund Management - Portfolio Managers" in each Prospectus are responsible for the day-to-day management of the Funds. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. Information regarding these accounts is set below.


----------------------------------------------------------------------------------------------------------------------
                             NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                                                 AS OF JULY 31, 2009
----------------------------------------------------------------------------------------------------------------------
      PORTFOLIO MANAGER          OTHER REGISTERED INVESTMENT     OTHER POOLED INVESTMENT         OTHER ACCOUNTS
                                          COMPANIES                     VEHICLES
------------------------------- ------------------------------ ---------------------------- --------------------------
Scott A. Billeadeau             Number: 0                      Number: 1                    Number:  30
                                Assets: None                   Assets: $4,510,844           Assets:  $83,763,765
------------------------------- ------------------------------ ---------------------------- --------------------------
John L. Cassady III             Number: 0                      Number: 4                    Number:  201
                                Assets:   None                 Assets:  $672,498,228        Assets:  $3,753,148,081
------------------------------- ------------------------------ ---------------------------- --------------------------
Mark Demos                      Number: 0                      Number:  2                   Number:  95
                                Assets:   None                 Assets:  $12,652,180         Assets:  $672,669,072
------------------------------- ------------------------------ ---------------------------- --------------------------
Amy Denn                        Number: 0                      Number:  2                   Number:  95
                                Assets:   None                 Assets:  $12,652,180         Assets:  $672,669,072
------------------------------- ------------------------------ ---------------------------- --------------------------
Jon Fisher                      Number: 0                      Number:  2                   Number:  95
                                Assets:   None                 Assets:  $12,652,180         Assets:  $672,669,072
------------------------------- ------------------------------ ---------------------------- --------------------------
Martin E. Hargrave              Number: 0                      Number: 4                    Number:  80
                                Assets:   None                 Assets: $139,905,258         Assets:  $83,763,765
------------------------------- ------------------------------ ---------------------------- --------------------------
John P. Hoeting                 Number: 0                      Number: 2                    Number:  3
                                Assets:   None                 Assets: $100,000,000         Assets:  $1,086,726,267
------------------------------- ------------------------------ ---------------------------- --------------------------
Eric J. Holmes                  Number: 0                      Number: 0                    Number:  16
                                Assets:   None                 Assets:   None               Assets:  $181,905,043
------------------------------- ------------------------------ ---------------------------- --------------------------
Peter M. Klein                  Number: 0                      Number:  0                   Number:  1,524
                                Assets:   None                 Assets:   None               Assets:  $152,155,182
------------------------------- ------------------------------ ---------------------------- --------------------------
Mark Koenig                     Number: 0                      Number: 1                    Number:  3
                                Assets:   None                 Assets: $222,921,534         Assets:  $35,846,839
------------------------------- ------------------------------ ---------------------------- --------------------------
Joseph W. Kremer                Number: 0                      Number: 0                    Number:  16
                                Assets:   None                 Assets:   None               Assets:  $181,905,043
------------------------------- ------------------------------ ---------------------------- --------------------------
Peter Kwiatkowski               Number: 0                      Number: 1                    Number:  63
                                Assets:   None                 Assets: $13,488,124          Assets:  $1,110,770,818
------------------------------- ------------------------------ ---------------------------- --------------------------
David R. Luebke                 Number: 0                      Number: 1                    Number:  30
                                Assets:   None                 Assets: $4,510,844           Assets:  $83,763,765
------------------------------- ------------------------------ ---------------------------- --------------------------
Mary Jane Matts                 Number: 0                      Number: 3                    Number:  208
                                Assets: None                   Assets:  $23,600,566         Assets:  $744,771,684
------------------------------- ------------------------------ ---------------------------- --------------------------
Mirko M. Mikelic                Number: 0                      Number: 4                    Number:  201
                                Assets:   None                 Assets:  $672,498,228        Assets:  $3,753,148,081
------------------------------- ------------------------------ ---------------------------- --------------------------
Edward Moore                    Number: 0                      Number: 3                    Number:  208
                                Assets:   None                 Assets:  $23,600,566         Assets:  $744,771,684
------------------------------- ------------------------------ ---------------------------- --------------------------
Scott Richter                   Number: 0                      Number: 3                    Number:  208
                                Assets: None                   Assets:  $23,600,566         Assets:  $744,771,684
------------------------------- ------------------------------ ---------------------------- --------------------------
Jason Schwartz                  Number: 0                      Number: 4                    Number:  201
                                Assets:   None                 Assets:  $672,498,228        Assets:  $3,753,148,081
------------------------------- ------------------------------ ---------------------------- --------------------------
Mitchell L. Stapley             Number: 0                      Number: 4                    Number:  201
                                Assets: None                   Assets:  $672,498,228        Assets:  3,753,148,081
------------------------------- ------------------------------ ---------------------------- --------------------------
Zhiqiang Sun                    Number: 0                      Number: 1                    Number:  3
                                Assets: None                   Assets: $222,921,534         Assets:  $35,846,839
------------------------------- ------------------------------ ---------------------------- --------------------------
Jill A. Thompson                Number: 0                      Number: 1                    Number:  30
                                Assets:   None                 Assets: $4,510,844           Assets:  $83,763,765
------------------------------- ------------------------------ ---------------------------- --------------------------
Michael P. Wayton               Number: 0                      Number: 1                    Number:  3
                                Assets:   None                 Assets: $222,921,534         Assets:  $35,846,839
------------------------------- ------------------------------ ---------------------------- --------------------------
E. Keith Wirtz                  Number: 0                      Number: 0                    Number:  75
                                Assets: None                   Assets: None                 Assets:  $1,259,995,449
------------------------------- ------------------------------ ---------------------------- --------------------------
David L. Withrow                Number: 0                      Number: 4                    Number:  201
                                Assets:   None                 Assets:  $672,498,228        Assets:  $3,753,148,081
------------------------------- ------------------------------ ---------------------------- --------------------------
J. Kevin Seagraves              Number: 0                      Number: 0                    Number: 0
                                Assets:   None                 Assets:   None               Assets:  None
------------------------------- ------------------------------ ---------------------------- --------------------------
Brendan M. White                Number: 2                      Number: 2                    Number:  11
                                Assets:  $87,700,000           Assets: $111,200,000         Assets:  $1,884,600,000
------------------------------- ------------------------------ ---------------------------- --------------------------

         None of the portfolio managers are responsible for managing any accounts for which the advisory fee is based on performance.


CONFLICTS OF INTEREST

         From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, the "Managed Accounts"). The Managed Accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The Managed Accounts might also have different investment objectives or strategies than the Fund.

         Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of a Fund. The portfolio manager knows the size, timing and possible market impact of the Fund's trades and could use this information to the advantage of the Managed Accounts and to the possible detriment of the Fund.

         Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and the Managed Accounts, but may not be available in sufficient quantities for both the Fund and the Managed Accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another Managed Account. Fifth Third Asset Management, Inc. has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

         Portfolio Manager Compensation. Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Advisor or Subadviser may receive fees from certain accounts that are higher than the fee it receives from the Funds, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Funds. The Advisor and Subadviser have adopted trade allocation and other policies and procedures that they believe are reasonably designed to address these and other conflicts of interest.

PORTFOLIO MANAGER COMPENSATION

Fifth Third Asset Management, Inc.

         Each Fifth Third Asset Management, Inc. portfolio manager's compensation generally consists of a base salary, a cash incentive bonus and certain Fifth Third Bancorp long-term, non-cash incentives. Portfolio managers are also eligible for the standard retirement, health and welfare benefits available to all FTAM and Fifth Third Bancorp employees. In the case of portfolio managers responsible for managing multiple Funds and/or other FTAM advisory accounts, the method used to determine manager compensation is the same for all such Funds and other accounts.

         Portfolio manager base salaries are based upon the manager's experience and level of expertise, taking into account ongoing compensation benchmark analyses performed by FTAM's human resource specialists. A portfolio manager's base salary is generally a fixed amount that may change as a result of periodic performance reviews, upon assumption of new duties, or when a market adjustment of the position is deemed by management to be warranted.

         A portfolio manager's bonus is determined by a number of factors. The most important factor is the gross, pre-tax performance over rolling 3-year periods of the managed Funds and other accounts versus the applicable benchmarks against which the performance of the relevant asset class or classes are measured. No incentive bonus is earned under this factor unless the manager outperforms such benchmark(s). Another factor makes such comparison over the most recent one-year period and takes other, more subjective, components and factors into account, including but not limited to client involvement and interaction, client retention and the portfolio manager's compliance record.


         The applicable benchmarks for each Fund are as follows:

-------------------------------------------------- ----------------------------------------------------------------------

FUND NAME                                          INDEX
-------------------------------------------------- ----------------------------------------------------------------------
All Cap Value Fund                                 Russell 3000 Value Index, Russell Midcap Value Index
-------------------------------------------------- ----------------------------------------------------------------------
Disciplined Large Cap Value Fund                   Russell 1000 Value Index
-------------------------------------------------- ----------------------------------------------------------------------
Dividend Growth Fund                               S&P 500 Index
-------------------------------------------------- ----------------------------------------------------------------------
Equity Index Fund                                  S&P 500 Index
-------------------------------------------------- ----------------------------------------------------------------------
High Yield Bond Fund                               Merrill Lynch High Yield Master Index
-------------------------------------------------- ----------------------------------------------------------------------
International Equity Fund                          Morgan Stanley Capital International EAFE Index
-------------------------------------------------- ----------------------------------------------------------------------
Micro Cap Value Fund                               Russell 2000 Value Index, Russell Microcap Index
-------------------------------------------------- ----------------------------------------------------------------------
Mid Cap Growth Fund                                Russell Midcap Growth Index
-------------------------------------------------- ----------------------------------------------------------------------
Quality Growth Fund                                Russell 1000 Growth Index
-------------------------------------------------- ----------------------------------------------------------------------
Short Term Bond Fund                               Merrill Lynch 1-3 Year Government/Corporate Index
-------------------------------------------------- ----------------------------------------------------------------------
Small Cap Growth Fund                              Russell 2000 Growth Index
-------------------------------------------------- ----------------------------------------------------------------------
Small Cap Value Fund                               Russell 2000 Value Index
-------------------------------------------------- ----------------------------------------------------------------------
Strategic Income Fund                              Barclays Capital U.S. Aggregate Bond Index, Barclays Capital
                                                   Intermediate Credit Bond Index
-------------------------------------------------- ----------------------------------------------------------------------
Total Return Bond Fund                             Barclays Capital U.S. Aggregate Bond Index
-------------------------------------------------- ----------------------------------------------------------------------


         Portfolio managers also are eligible to participate in Fifth Third Bancorp long-term, non-cash incentive programs. Such incentives have taken the form of non-transferable restricted stock grants and stock appreciation rights and are awarded to eligible participants on the basis of Fifth Third Bancorp's overall financial performance.

Fort Washington Investment Advisors, Inc.


         All portfolio managers receive a fixed base salary and annual performance bonuses. Bonuses are based primarily on the overall performance of Fort Washington as well as the pre-tax performance (relative to Merrill Lynch High Yield Master Index, the benchmark for the High Yield Bond Fund) of their respective asset category over a one-year and a three-year time horizon. Secondarily, portfolio managers are also assessed on their ability to retain clients and attract new clients. Additionally a long-term retention plan was instituted in 2000, whereby certain investment professionals are periodically granted participation units with a 7-year cliff vesting schedule. The structure includes long-term vesting provisions. The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the firm's President and approved by the Board of Directors.

SECURITIES OWNERSHIP


         The following table discloses the dollar range of equity securities beneficially owned by the portfolio managers in each of the Funds for which they are primarily responsible as of July 31, 2009:

------------------------------------ ------------------------------------ ----------------------------------
NAME OF PORTFOLIO MANAGER            FUND                                 DOLLAR RANGE OF EQUITY SECURITIES
------------------------------------ ------------------------------------ ----------------------------------
Scott A. Billeadeau                  Mid Cap Growth Fund                          $10,001 - $50,000
                                     Small Cap Growth Fund                        $10,001 - $50,000
------------------------------------ ------------------------------------ ----------------------------------
John L. Cassady III                  Total Return Bond Fund                             None
                                     Short Term Bond Fund                               None
                                     Strategic Income Fund                              None
------------------------------------ ------------------------------------ ----------------------------------
Mark Demos                           Quality Growth Fund                         $50,001 - $100,000
------------------------------------ ------------------------------------ ----------------------------------
Amy Denn                             Quality Growth Fund                         $100,001 - $500,000
                                     Dividend Growth Fund                               None
------------------------------------ ------------------------------------ ----------------------------------
Jon Fisher                           Quality Growth Fund                         $100,001 - $500,000
------------------------------------ ------------------------------------ ----------------------------------
Martin E. Hargrave                   Mid Cap Growth Fund                             $1 -$10,000
                                     Small Cap Growth Fund                          $1 - $10,000
------------------------------------ ------------------------------------ ----------------------------------
John P. Hoeting                      Short Term Bond Fund                               None
------------------------------------ ------------------------------------ ----------------------------------
Eric J. Holmes                       Small Cap Value Fund                        $100,001 - $500,000
                                     Micro Cap Value fund                         $10,001 - $50,000
------------------------------------ ------------------------------------ ----------------------------------
Peter M. Klein                       All Cap Value Fund                           $10,001 - $50,000
------------------------------------ ------------------------------------ ----------------------------------
Mark Koenig                          International Equity Fund                    $10,001 - $50,000
                                     Equity Index Fund                                  None
------------------------------------ ------------------------------------ ----------------------------------
Peter Kwiatkowski                    Strategic Income Fund                              None
                                     Dividend Growth Fund                         $10,001 - $50,000
------------------------------------ ------------------------------------ ----------------------------------
Joseph W. Kremer                     Small Cap Value Fund                        $50,001 - $100,000
                                     Micro Cap Value Fund                           $1 - $10,000
------------------------------------ ------------------------------------ ----------------------------------
David R. Luebke                      Mid Cap Growth Fund                            $1 - $10,000
                                     Small Cap Growth Fund                        $10,001 - $50,000
------------------------------------ ------------------------------------ ----------------------------------
Mary Jane Matts                      Disciplined Large Cap Value Fund             $10,001 - $50,000
                                     All Cap Value Fund                           $10,001 - $50,000
------------------------------------ ------------------------------------ ----------------------------------
Mirko M. Mikelic                     Total Return Bond Fund                             None
                                     Strategic Income Fund                              None
------------------------------------ ------------------------------------ ----------------------------------
Edward Moore                         All Cap Value Fund                                 None
------------------------------------ ------------------------------------ ----------------------------------
Scott Richter                        Disciplined Large Cap Value Fund             $10,001 - $50,000
------------------------------------ ------------------------------------ ----------------------------------
Jason Schwartz                       Short Term Bond Fund                               None
                                     Total Return Bond Fund                             None
------------------------------------ ------------------------------------ ----------------------------------
Mitchell L. Stapley                  Total Return Bond Fund                             None
                                     Short Term Bond Fund                               None
                                     High Yield Bond Fund                               None
                                     Strategic Income Fund                        $50,001-$100,000
------------------------------------ ------------------------------------ ----------------------------------
Zhiqiang Sun                         International Equity Fund                    $10,001 - $50,000
------------------------------------ ------------------------------------ ----------------------------------
Jill A. Thompson                     Mid Cap Growth Fund                          $10,001 - $50,000
                                     Small Cap Growth Fund                        $10,001 - $50,000
------------------------------------ ------------------------------------ ----------------------------------
Michael P. Wayton                    Equity Index Fund                            $10,001 - $50,000
------------------------------------ ------------------------------------ ----------------------------------
Brendan M. White                     High Yield Bond Fund                               None
------------------------------------ ------------------------------------ ----------------------------------
E. Keith Wirtz                       International Equity Fund                          None
------------------------------------ ------------------------------------ ----------------------------------
David L. Withrow                     Total Return Bond Fund                           $1-10,000
                                     Short Term Bond Fund                               None
                                     Strategic Income Fund                              None
------------------------------------ ------------------------------------ ----------------------------------

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         The Advisor selects brokers and dealers to handle the purchase and sale of portfolio instruments for the Funds. In selecting brokers and dealers to effect portfolio transactions for the Funds, the Advisor seeks to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, spreads and other costs, is normally an important factor in this decision, but the Advisor may consider various other factors as it deems relevant. These factors may include, without limitation: (1) the Advisor's knowledge of negotiated commission rates and spreads currently available; (2) the nature of the security being traded; (3) the size and type of transaction; (4) the nature and character of the market for the security; (5) the desired timing of the trade; (6) the activity existing and expected in the market for the security; (7) confidentiality and anonymity; (8) execution, (9) clearance and settlement capabilities, as well as the reputation and perceived soundness of the brokers/dealers selected and others which are considered; (10) the Advisor's knowledge of actual or apparent broker/dealer operational problems; (11) the broker/dealer's execution services rendered on a continuing basis and in other transactions; and (12) the reasonableness of spreads or commissions. The Advisor also may consider the quality of research and/or services provided by executing broker/dealers, as discussed below. The Advisor maintains procedures for monitoring best execution, and routinely reviews commission rates and execution and settlement services provided by various broker/dealers in order to determine their competitiveness. The Advisor is not permitted to consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

         In reliance on the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Advisor may cause the Funds to pay broker/dealers providing the Funds with brokerage and research services (as defined in the 1934 Act) an amount of commission for effecting portfolio transactions in excess of the commission another broker/dealer would have charged for effecting the transaction. These brokerage and research services may include, without limitation, written and oral reports on the economy, industries, sectors and individual companies or issuers; appraisals and analysis relating to markets and economic factors; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation and trading systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Generally, the Advisor may use brokerage and research services to benefit the Funds as well as other investment accounts managed by the Advisor or its affiliates. The Advisor may not necessarily use all brokerage and research services received to benefit the particular Fund paying the brokerage commissions that gave rise to the receipt of such services.

         The determination and evaluation of the reasonableness of brokerage commissions paid in connection with portfolio transactions are based primarily on the professional opinions of the advisory personnel responsible for the placement and review of such transactions. These opinions are formed on the basis of, among other things, the experience of these individuals in the securities industry and information available to them concerning the level of commissions being paid by other investors of comparable size and type. The Advisor may select broker/dealers based on its assessment of their ability to provide quality executions and its belief that the research, information and other services provided by such broker/dealer may benefit the Funds. It is not possible to place a precise dollar value on the special executions or on the brokerage and research services the Advisor receives from broker/dealers effecting transactions in portfolio securities. Accordingly, broker/dealers selected by the Advisor may be paid commissions for effecting portfolio transactions in excess of amounts other broker/dealers would have charged for effecting similar transactions if the Advisor determines in good faith that such amounts are reasonable in relation to the value of the brokerage and/or research services provided by those broker/dealers.

         Selected products or services provided by broker/dealers may have multiple uses, including administrative, marketing or other uses which do not constitute brokerage or research services within the meaning of Section 28(e) of the 1934 Act. Such products or services are generally referred to as "mixed-use" items. The Advisor evaluates mixed-use products and services and will attempt to make a reasonable allocation of the cost of the product or service according to its use. The Advisor may consider various objective factors in making such an allocation, such as the amount of time that the product or service is used, for an eligible purpose within the meaning of Section 28(e) of the 1934 Act. A conflict of interest may arise in allocating the cost of mixed-use items between research and non-research purposes. The proportion of products and services attributable to eligible brokerage or research services will be paid through brokerage commissions generated by Fund transactions; the portion attributable to ineligible products and services will by paid by the Advisor from its own resources. Although the allocation of mixed-use items is not precisely determined, the Advisor makes a good faith effort to fairly allocate such items.

         The Advisor evaluates brokerage and research services provided by broker/dealer firms on at least an annual basis. The evaluation criteria focus upon the quality and quantity of brokerage and research services provided by such broker/dealer firms and whether the commissions paid for such services are fair and reasonable.

         The allocation of portfolio transactions, including their frequency, to various dealers is determined by the Advisor in its best judgment and in a manner deemed fair and reasonable to shareholders. The major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts.

         Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisor, the Advisor may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Advisor or its affiliates are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may affect the price paid or shares received by the Funds or the size of the position obtained or disposed of by the Funds. Generally, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.


         The following table shows the amount of brokerage commissions paid by the Funds to brokers who provide research services to the Funds, and the total amounts of the transactions pursuant to which such commissions were paid, for the fiscal year ended July 31, 2009:

---------------------------------------- ------------------------------ --------------------------
                                                   COMMISSIONS PAID ON     AMOUNT OF TRANSACTIONS
                                              TRANSACTIONS DIRECTED TO          DIRECTED TO FIRMS
                                              FIRMS PROVIDING RESEARCH         PROVIDING RESEARCH
FUND                                                     JULY 31, 2009              JULY 31, 2009
---------------------------------------- ------------------------------ --------------------------
All Cap Value Fund                                         $   401,320            $   167,573,528
---------------------------------------- ------------------------------ --------------------------
Disciplined Large Cap Value Fund                             1,050,202                452,547,884
---------------------------------------- ------------------------------ --------------------------
Dividend Growth Fund                                            43,105                 30,764,975
---------------------------------------- ------------------------------ --------------------------
Equity Index Fund                                               19,953                 42,702,717
---------------------------------------- ------------------------------ --------------------------
International Equity Fund                                      813,635                594,444,055
---------------------------------------- ------------------------------ --------------------------
Micro Cap Value Fund                                           175,953                 25,961,871
---------------------------------------- ------------------------------ --------------------------
Mid Cap Growth Fund                                            287,097                178,472,379
---------------------------------------- ------------------------------ --------------------------
Quality Growth Fund                                            335,140                255,197,474
---------------------------------------- ------------------------------ --------------------------
Small Cap Growth Fund                                          283,647                 90,746,025
---------------------------------------- ------------------------------ --------------------------
Small Cap Value Fund                                           335,675                 88,944,705
---------------------------------------- ------------------------------ --------------------------
Short Term Bond Fund                                             4,483                      4,501
---------------------------------------- ------------------------------ --------------------------
Strategic Income Fund                                           44,234                 19,489,846
---------------------------------------- ------------------------------ --------------------------
Total Return Bond Fund                                           7,925                      7,956
---------------------------------------- ------------------------------ --------------------------

         The following table shows the aggregate amount of brokerage commissions paid by each Fund for the fiscal years ended July 31 of each year shown:

--------------------------------------- --------------------- -------------------- ----------------------
                                          TOTAL BROKERAGE       TOTAL BROKERAGE       TOTAL BROKERAGE
                                          COMMISSIONS PAID     COMMISSIONS PAID      COMMISSIONS PAID
FUND                                       JULY 31, 2009         JULY 31, 2008         JULY 31, 2007
--------------------------------------- --------------------- -------------------- ----------------------
All Cap Value Fund                                 $ 401,320           $  437,681             $  302,237
--------------------------------------- --------------------- -------------------- ----------------------
Disciplined Large Cap Value Fund                   1,050,202              937,547                650,954
--------------------------------------- --------------------- -------------------- ----------------------
Dividend Growth Fund                                  43,105               38,351                 35,815
--------------------------------------- --------------------- -------------------- ----------------------
Equity Index Fund                                     20,002               16,145                 32,593
--------------------------------------- --------------------- -------------------- ----------------------
Institutional Government Money Market                     --                   --                     --
Fund
--------------------------------------- --------------------- -------------------- ----------------------
Institutional Money Market Fund                           --                   --                     --
--------------------------------------- --------------------- -------------------- ----------------------
International Equity Fund                            813,651            1,541,091                 17,636
--------------------------------------- --------------------- -------------------- ----------------------
Micro Cap Value Fund                                 179,363              375,315                812,356
--------------------------------------- --------------------- -------------------- ----------------------
Mid Cap Growth Fund                                  287,097              831,839                655,475
--------------------------------------- --------------------- -------------------- ----------------------
Prime Money Market Fund                                   --                   --                     --
--------------------------------------- --------------------- -------------------- ----------------------
Quality Growth Fund                                  335,140              820,283              1,415,473
--------------------------------------- --------------------- -------------------- ----------------------
Short Term Bond Fund                                   4,483               17,049                  6,563
--------------------------------------- --------------------- -------------------- ----------------------
Small Cap Growth Fund                                287,186              504,616                617,845
--------------------------------------- --------------------- -------------------- ----------------------
Small Cap Value Fund                                 335,973              362,346                338,538
--------------------------------------- --------------------- -------------------- ----------------------
Strategic Income Fund                                 44,234               50,860                  8,031
--------------------------------------- --------------------- -------------------- ----------------------
Total Return Bond Fund                                 7,925               10,677                  3,074
--------------------------------------- --------------------- -------------------- ----------------------
U.S. Treasury Money Market Fund                           --                   --                     --
--------------------------------------- --------------------- -------------------- ----------------------

         For each of the three most recent fiscal years, none of the Funds paid brokerage commissions to any affiliated broker.

         During the fiscal year ended July 31, 2009, the Funds acquired securities of certain of the Funds' regular broker dealers or the parents of such firms. The aggregate holdings of the Funds of those brokers or dealers as of July 31, 2009 (amounts in thousands, except shares) were as follows:

---------------------------- ------------------------------------------- -------------- ------------ ----------------
BROKER/DEALER                FUND                                        SHARES         PRINCIPAL    MARKET VALUE
---------------------------- ------------------------------------------- -------------- ------------ ----------------
AXA Financial                International Equity                               61,324                          1,296
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Strategic Income                                       --         1,000              670
---------------------------- ------------------------------------------- -------------- ------------ ----------------

---------------------------- ------------------------------------------- -------------- ------------ ----------------
Bank of America Corp.
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Equity Index                                      259,857            --            3,843
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             All Cap Value                                     292,471            --            4,326
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Disciplined Large Cap Value                       563,307            --            8,331
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Total Return Bond                                      --         4,000            3,818
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Short Term Bond                                        --         2,638            2,656
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Institutional Government Money Market                  --       275,000          275,000
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             U.S. Treasury Money Market                             --       167,513          167,513
---------------------------- ------------------------------------------- -------------- ------------ ----------------

---------------------------- ------------------------------------------- -------------- ------------ ----------------
Bank of New York             Equity Index                                       35,952            --              983
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Institutional Money Market                             --         3,900            3,887
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Short Term Bond                                        --           750              777
---------------------------- ------------------------------------------- -------------- ------------ ----------------

---------------------------- ------------------------------------------- -------------- ------------ ----------------
Barclay's Bank PLC           Total Return Bond                                 106,000            --            2,427
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Strategic Income                                   82,900            --            1,755
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Prime Money Market                                     --        45,000           45,000
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Institutional Money Market                             --       190,000          190,000
---------------------------- ------------------------------------------- -------------- ------------ ----------------

---------------------------- ------------------------------------------- -------------- ------------ ----------------
BROKER/DEALER                FUND                                        SHARES         PRINCIPAL    MARKET VALUE
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Institutional Government Money Market                  --       215,000          215,000
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             U.S. Treasury Money Market                             --       210,000          210,000
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             International Equity                              524,613            --            2,649
---------------------------- ------------------------------------------- -------------- ------------ ----------------

---------------------------- ------------------------------------------- -------------- ------------ ----------------
BMO Nesbitt Burns            U.S. Treasury Money Market                             --       100,000          100,000
---------------------------- ------------------------------------------- -------------- ------------ ----------------

---------------------------- ------------------------------------------- -------------- ------------ ----------------
BNP Paribas Securities       Prime Money Market                                     --        52,450           52,443
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Institutional Money Market                             --       115,000          114,982
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             International Equity                               19,260            --            1,404
---------------------------- ------------------------------------------- -------------- ------------ ----------------

---------------------------- ------------------------------------------- -------------- ------------ ----------------
Citigroup, Inc.              Equity Index                                      165,794            --              526
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Total Return Bond                                      --         2,000            1,839
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Strategic Income                                   84,925         1,000            2,613
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Short Term Bond                                        --         1,000            1,013
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             U.S. Treasury Money Market                             --         7,450            7,472
---------------------------- ------------------------------------------- -------------- ------------ ----------------

---------------------------- ------------------------------------------- -------------- ------------ ----------------
Deutsche Bank                Total Return Bond                                      --         3,233            1,609
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Strategic Income                                   36,000        1,000             1,843
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Prime Money Market                                     --       100,000          100,000
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Institutional Money Market                             --       245,000          245,000
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Institutional Government Money Market                  --       205,000          205,000
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             U.S. Treasury Money Market                             --       250,000          250,000
---------------------------- ------------------------------------------- -------------- ------------ ----------------

---------------------------- ------------------------------------------- -------------- ------------ ----------------
Goldman Sachs
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Equity Index                                       15,140            --            2,472
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Strategic Income                                   40,000           677            1,375
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Total Return Bond                                      --        11,249           11,228
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Short Term Bond                                        --         4,692            4,875
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Prime Money Market                             43,166,812            --           43,167
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Institutional Money Market                     94,513,448            --           94,513
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Institutional Government Money Market         117,372,666            --          117,373
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             U.S. Treasury Money Market                      2,679,076            --            2,679
---------------------------- ------------------------------------------- -------------- ------------ ----------------

---------------------------- ------------------------------------------- -------------- ------------ ----------------
JP Morgan Securities
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Equity Index                                      117,325            --            4,535
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             All Cap Value                                     108,353            --            4,188
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Disciplined Large Cap Value                       248,418            --            9,601
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Dividend Growth                                     9,880            --              382
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Quality Growth                                    105,000           240            4,286
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Strategic Income                                       --         1,232            1,009
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Total Return Bond                                      --        53,226           33,443
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Short Term Bond                                        --        17,250           14,720
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Prime Money Market                                     --        15,520           15,471
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Institutional Money Market                             --        41,200           41,086
---------------------------- ------------------------------------------- -------------- ------------ ----------------

---------------------------- ------------------------------------------- -------------- ------------ ----------------
Merrill Lynch & Co., Inc.    Total Return Bond                                      --         2,000            1,764
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Strategic Income                                    9,800            22              202
---------------------------- ------------------------------------------- -------------- ------------ ----------------

---------------------------- ------------------------------------------- -------------- ------------ ----------------
BROKER/DEALER                FUND                                        SHARES         PRINCIPAL    MARKET VALUE
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Short Term Bond                                         --           69               61
---------------------------- ------------------------------------------- -------------- ------------ ----------------

---------------------------- ------------------------------------------- -------------- ------------ ----------------
State Street Corp.           Equity Index                                        14,849           --              747
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Institutional Money Market                              --       35,000           35,000
---------------------------- ------------------------------------------- -------------- ------------ ----------------

---------------------------- ------------------------------------------- -------------- ------------ ----------------
UBS Securities               Total Return Bond                                       --        4,138            3,917
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Prime Money Market                                      --        7,696            7,696
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Institutional Money Market                              --       27,678           27,678
---------------------------- ------------------------------------------- -------------- ------------ ----------------
                             Institutional Government Money Market                   --       19,211           19,211
---------------------------- ------------------------------------------- -------------- ------------ ----------------


                                PURCHASING SHARES

         Shares of the Funds are sold at their net asset value, less any applicable sales charge, on days the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing shares of the Funds is explained in the Prospectus for such Fund and Class under "Investing in the Funds."

                        ADMINISTRATIVE SERVICES AGREEMENT


         With respect to Class C Shares, Select Shares, Preferred Shares and Trust Shares, the Trust has entered into an Administrative Service Agreement to permit the payment of non 12b-1 fees to FTAM Funds Distributor, Inc. to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These non 12b-1 fees are paid at the following amounts: Class C Shares - up to 0.25%, Select Shares - up to 0.08%, Preferred Shares -up to 0.15% and Trust Shares - up to 0.25%. Benefits to shareholders of Class C Shares, Select Shares, Preferred Shares and Trust Shares of the Funds may include: (1) providing personal services to shareholders; (2) processing shareholder transactions with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; (4) responding promptly to shareholders' requests and inquiries concerning their accounts; and (5) providing such other services as necessary to service shareholder accounts. These classes of shares are designed for shareholders who may be investing through financial institutions that are providing additional services to such shareholders. These institutions may select whichever class most appropriately compensates them for the level of services they are providing and may be dependent on other fees charged to their clients. Such selection may not represent the least expensive class available to shareholders. The Funds seek to provide flexibility to financial institutions in levels of compensation they may receive from shareholders but are not able to verify that financial institutions are offering the most appropriate share class to their clients. For the fiscal year ended July 31, 2009, the Distributor was paid $84,113, $1,545,082, $202,828 and $1,720,689, for Class C Shares, Preferred Shares, Select Shares and Trust Shares, respectively.


DISTRIBUTION PLAN


         FTAM Funds Distributor, Inc. (the "Distributor") serves as the Funds' distributor and has a principal place of business at 1290 Broadway, Suite 1100, Denver, Colorado 80203. With respect to Class A shares, Class B shares and Class C shares of the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 under the 1940 Act. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. The Plan is a compensation plan, which means that the distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor. Pursuant to the Plan, the Distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders.

         Pursuant to the Plan with respect to Class A Shares, the Funds which offer Class A Shares are authorized to compensate the Distributor at the annual rate of up to 0.25% of the average aggregate net asset value of the Class A Shares of each applicable Fund held during the month. The fees paid to the Distributor pursuant to the Plan for the Class A shares for the Funds for the last three fiscal years are set forth in the table below.

----------------------------- ----------------------- ---------------------- --------------------
                                      CLASS A SHARES         CLASS A SHARES       CLASS A SHARES
                                   FISCAL YEAR ENDED      FISCAL YEAR ENDED    FISCAL YEAR ENDED
                                       JULY 31, 2007          JULY 31, 2008        JULY 31, 2009
----------------------------- ----------------------- ---------------------- --------------------

                                    DISTRIBUTION AND       DISTRIBUTION AND     DISTRIBUTION AND
                                        SERVICE FEES           SERVICE FEES         SERVICE FEES
----------------------------- ----------------------- ---------------------- --------------------
All Cap Value Fund                          $104,000               $139,602              $82,919
----------------------------- ----------------------- ---------------------- --------------------
Disciplined Large Cap Value                   66,000                 60,812               28,799
Fund
----------------------------- ----------------------- ---------------------- --------------------
Dividend Growth Fund                          11,000                  8,840                5,405
----------------------------- ----------------------- ---------------------- --------------------
Equity Index Fund                            170,000                154,436              100,001
----------------------------- ----------------------- ---------------------- --------------------
High Yield Bond Fund                               0                    796                1,881
----------------------------- ----------------------- ---------------------- --------------------
Institutional Government
Money Market Fund                                N/A                    N/A                  N/A
----------------------------- ----------------------- ---------------------- --------------------
Institutional Money Market
Fund                                             N/A                    N/A                  N/A
----------------------------- ----------------------- ---------------------- --------------------
International Equity Fund                     70,000                 60,358               29,534
----------------------------- ----------------------- ---------------------- --------------------
Micro Cap Value Fund                          40,000                 28,118               17,406
----------------------------- ----------------------- ---------------------- --------------------
Mid Cap Growth Fund                           81,000                 65,279               30,960
----------------------------- ----------------------- ---------------------- --------------------
Prime Money Market Fund                    1,433,000              1,667,308            1,577,879
----------------------------- ----------------------- ---------------------- --------------------
Quality Growth Fund                          265,000                232,670              153,355
----------------------------- ----------------------- ---------------------- --------------------
Short Term Bond Fund                          27,000                 22,015               15,273
----------------------------- ----------------------- ---------------------- --------------------
Small Cap Growth Fund                         44,000                 33,992               16,745
----------------------------- ----------------------- ---------------------- --------------------
Small Cap Value Fund                           6,000                  4,850                3,076
----------------------------- ----------------------- ---------------------- --------------------
Strategic Income Fund                         12,000                 34,086               27,011
----------------------------- ----------------------- ---------------------- --------------------
Total Return Bond Fund                        25,000                 48,362               42,666
----------------------------- ----------------------- ---------------------- --------------------
U.S. Treasury Money Market
Fund                                             N/A                    N/A                  N/A
----------------------------- ----------------------- ---------------------- --------------------

         Pursuant to the Plan with respect to Class B Shares, the Funds which offer Class B Shares are authorized to compensate the Distributor at the annual rate of up to 1.00% of the average aggregate net asset value of the Class B Shares of each applicable Fund held during the month. The fees paid to the Distributor pursuant to the Plan for the Class B shares for the Funds for the last three fiscal years are set forth in the table below.

----------------------------- ----------------------- ---------------------- --------------------
                                      CLASS B SHARES         CLASS B SHARES       CLASS B SHARES
                                   FISCAL YEAR ENDED      FISCAL YEAR ENDED    FISCAL YEAR ENDED
                                       JULY 31, 2007          JULY 31, 2008        JULY 31, 2009
----------------------------- ----------------------- ---------------------- --------------------

                                    DISTRIBUTION AND       DISTRIBUTION AND     DISTRIBUTION AND
                                        SERVICE FEES           SERVICE FEES         SERVICE FEES
----------------------------- ----------------------- ---------------------- --------------------
All Cap Value Fund                          $238,000               $199,176              $96,169
----------------------------- ----------------------- ---------------------- --------------------
Disciplined Large Cap Value                   61,000                 50,420               24,638
Fund
----------------------------- ----------------------- ---------------------- --------------------
Dividend Growth Fund                           4,000                  3,072                1,398
----------------------------- ----------------------- ---------------------- --------------------
Equity Index Fund                             43,000                 35,950               21,107
----------------------------- ----------------------- ---------------------- --------------------
High Yield Bond Fund                           1,000                  1,246                  898
----------------------------- ----------------------- ---------------------- --------------------
Institutional Government
Money Market Fund                                N/A                    N/A                  N/A
----------------------------- ----------------------- ---------------------- --------------------
Institutional Money Market
Fund                                             N/A                    N/A                  N/A
----------------------------- ----------------------- ---------------------- --------------------
International Equity Fund                     24,000                 25,458               11,162
----------------------------- ----------------------- ---------------------- --------------------
Micro Cap Value Fund                          58,000                 37,861               19,509
----------------------------- ----------------------- ---------------------- --------------------
Mid Cap Growth Fund                           63,000                 52,553               23,649
----------------------------- ----------------------- ---------------------- --------------------
Prime Money Market Fund                       12,000                 18,862               31,244
----------------------------- ----------------------- ---------------------- --------------------
Quality Growth Fund                          125,000                130,411               84,736
----------------------------- ----------------------- ---------------------- --------------------
Small Cap Growth Fund                         14,000                 10,861                5,607
----------------------------- ----------------------- ---------------------- --------------------
Small Cap Value Fund                          12,000                  9,415                5,694
----------------------------- ----------------------- ---------------------- --------------------
Strategic Income Fund                         17,000                 12,266                7,278
----------------------------- ----------------------- ---------------------- --------------------
Total Return Bond Fund                        25,000                 32,135               31,885
----------------------------- ----------------------- ---------------------- --------------------
U.S. Treasury Money Market
Fund                                             N/A                    N/A                  N/A
----------------------------- ----------------------- ---------------------- --------------------

         Pursuant to the Plan with respect to Class C Shares, the Funds are authorized to compensate the Distributor at the annual rate of up to 0.75% of the average aggregate net asset value of the Class C Shares of each applicable Fund held during the month. The fees paid to the Distributor pursuant to the Plan for the Class C shares for the Funds for the last three fiscal years are set forth in the table below.

----------------------------- ----------------------- ---------------------- --------------------
                                      CLASS C SHARES         CLASS C SHARES       CLASS C SHARES
                                   FISCAL YEAR ENDED      FISCAL YEAR ENDED    FISCAL YEAR ENDED
                                       JULY 31, 2007          JULY 31, 2008        JULY 31, 2009
----------------------------- ----------------------- ---------------------- --------------------

                                    DISTRIBUTION AND       DISTRIBUTION AND     DISTRIBUTION AND
                                        SERVICE FEES           SERVICE FEES         SERVICE FEES
----------------------------- ----------------------- ---------------------- --------------------
All Cap Value Fund                           $46,000                $70,075              $40,887
----------------------------- ----------------------- ---------------------- --------------------
Disciplined Large Cap Value                   17,000                 16,576                6,863
Fund
----------------------------- ----------------------- ---------------------- --------------------
Dividend Growth Fund                           3,000                  2,327                1,269
----------------------------- ----------------------- ---------------------- --------------------
Equity Index Fund                             17,000                 14,946                9,691
----------------------------- ----------------------- ---------------------- --------------------
High Yield Bond Fund                           1,000                    939                  716
----------------------------- ----------------------- ---------------------- --------------------
Institutional Government
Money Market Fund                                N/A                    N/A                  N/A
----------------------------- ----------------------- ---------------------- --------------------
Institutional Money Market
Fund                                             N/A                    N/A                  N/A
----------------------------- ----------------------- ---------------------- --------------------
International Equity Fund                      7,000                  6,497                3,024
----------------------------- ----------------------- ---------------------- --------------------
Micro Cap Value Fund                          27,000                 15,941                8,858
----------------------------- ----------------------- ---------------------- --------------------
Mid Cap Growth Fund                            7,000                  6,032                3,016
----------------------------- ----------------------- ---------------------- --------------------
Prime Money Market Fund                        9,000                  8,093                7,427
----------------------------- ----------------------- ---------------------- --------------------
Quality Growth Fund                           21,000                 19,066               13,673
----------------------------- ----------------------- ---------------------- --------------------
Short Term Bond Fund                           1,000                  1,256                3,012
----------------------------- ----------------------- ---------------------- --------------------
Small Cap Growth Fund                          3,000                  2,625                1,468
----------------------------- ----------------------- ---------------------- --------------------
Small Cap Value Fund                           6,000                  4,180                2,589
----------------------------- ----------------------- ---------------------- --------------------
Strategic Income Fund                        137,000                 96,784               55,555
----------------------------- ----------------------- ---------------------- --------------------
Total Return Bond Fund                         2,000                  9,279                6,348
----------------------------- ----------------------- ---------------------- --------------------

----------------------------- ----------------------- ---------------------- --------------------
                                      CLASS C SHARES         CLASS C SHARES       CLASS C SHARES
                                   FISCAL YEAR ENDED      FISCAL YEAR ENDED    FISCAL YEAR ENDED
                                       JULY 31, 2007          JULY 31, 2008        JULY 31, 2009
----------------------------- ----------------------- ---------------------- --------------------

                                    DISTRIBUTION AND       DISTRIBUTION AND     DISTRIBUTION AND
                                        SERVICE FEES           SERVICE FEES         SERVICE FEES
----------------------------- ----------------------- ---------------------- --------------------
U.S. Treasury Money Market
Fund                                             N/A                    N/A                  N/A
----------------------------- ----------------------- ---------------------- --------------------


         With respect to all share classes offered by the Trust, these classes of shares are designed for shareholders who may be investing through financial institutions that are providing additional services to such shareholders. These institutions may select whichever class most appropriately compensates them for the level of services they are providing and may be dependent on other fees charged to their clients. Such selection may not represent the least expensive class available to shareholders. The Funds seek to provide flexibility to financial institutions in levels of compensation they may receive from shareholders but are not able to verify that financial institutions are offering the most appropriate share class to their clients.

CONVERSION TO FEDERAL FUNDS

         It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

EXCHANGING SECURITIES FOR FUND SHARES

         Investors may, in certain circumstances as permitted by the Funds' custodian, exchange securities they already own for shares of a Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must, in the opinion of the Advisor, meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to the custodian. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Advisor. This securities exchange feature may not be available to shareholders of certain financial intermediaries that may not be able to support this.

         A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of a Fund on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.

         Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

PAYMENTS TO DEALERS

         Authorized broker-dealers, financial institutions and other financial intermediaries who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation (a "reallowance"). Such reallowance is paid by the Distributor using money from sales charges and distribution/service (12b-1) fees. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the 1933 Act. From time to time, the Distributor may elect to reallow up to the following amounts:

Class A Shares


---------------------------------------------- ------------------------------- ------------------------------------
                                                     EQUITY INDEX FUND                 OTHER EQUITY FUNDS
---------------------------------------------- ------------------------------- ------------------------------------
               PURCHASE AMOUNT                    LOAD/SALES        DEALER       LOAD/SALES          DEALER
                                                    CHARGE       REALLOWANCE       CHARGE          REALLOWANCE
---------------------------------------------- ----------------- ------------- --------------- --------------------
---------------------------------------------- ----------------- ------------- --------------- --------------------
Less than $50,000                                   5.00%             4.50%         5.00%           4.50%
---------------------------------------------- ----------------- ------------- --------------- --------------------
$50,000 but less than $100,000                      4.50%             4.00%         4.50%           4.00%
---------------------------------------------- ----------------- ------------- --------------- --------------------
$100,000 but less than $250,000                     3.50%             3.00%         3.50%           3.00%
---------------------------------------------- ----------------- ------------- --------------- --------------------
$250,000 but less than $500,000                     2.50%             2.10%         2.50%           2.10%
---------------------------------------------- ----------------- ------------- --------------- --------------------
$500,000 but less than $1,000,000                   2.00%             1.70%         2.00%           1.70%
---------------------------------------------- ----------------- ------------- --------------- --------------------
$1,000,000 but less than $5,000,000*                0.00%             0.05%         0.00%           1.00%
---------------------------------------------- ----------------- ------------- --------------- --------------------
$5,000,000 but less than $25,000,000*               0.00%             0.04%         0.00%           0.75%
---------------------------------------------- ----------------- ------------- --------------- --------------------
$25,000,000 or more*                                0.00%             0.03%         0.00%           0.50%
---------------------------------------------- ----------------- ------------- --------------- --------------------


                                                                                      HIGH YIELD BOND FUND
                                                    SHORT TERM BOND FUND             TOTAL RETURN BOND FUND
---------------------------------------------- ----------------- ------------- ---------------- -------------------
                                                  LOAD/SALES        DEALER       LOAD/SALES           DEALER
               PURCHASE AMOUNT                      CHARGE       REALLOWANCE       CHARGE          REALLOWANCE
---------------------------------------------- ----------------- ------------- ---------------- -------------------

---------------------------------------------- ----------------- ------------- ---------------- -------------------
Less than $50,000                                   3.00%           2.60%           4.75%             4.25%
---------------------------------------------- ----------------- ------------- ---------------- -------------------
$50,000 but less than $100,000                      2.50%           2.10%           4.50%             3.75%
---------------------------------------------- ----------------- ------------- ---------------- -------------------
$100,000 but less than $250,000                     2.00%           1.70%           3.50%             3.00%
---------------------------------------------- ----------------- ------------- ---------------- -------------------
$250,000 but less than $500,000                     1.50%           1.25%           2.50%             2.10%
---------------------------------------------- ----------------- ------------- ---------------- -------------------
$500,000 but less than $1,000,000                     -               -             2.00%             1.70%
---------------------------------------------- ----------------- ------------- ---------------- -------------------
$500,000 but less than $5,000,000*                  0.00%           0.50%             -                 -
---------------------------------------------- ----------------- ------------- ---------------- -------------------
$1,000,000 but less than $5,000,000*                  -               -               -                 -
---------------------------------------------- ----------------- ------------- ---------------- -------------------
$5,000,000 but less than $25,000,000*               0.00%           0.35%           0.00%             0.35%
---------------------------------------------- ----------------- ------------- ---------------- -------------------
$25,000,000 or more*                                0.00%           0.25%           0.00%             0.25%



         A finder's fee may be paid for Class A Shares only. The load/sales charge represents the amount a shareholder pays to purchase the Class A Shares, and the dealer reallowance represents the commission paid to the selling broker/dealer. If a finder's fee is paid to a selling broker/dealer, there will be a 1% contingent deferred sales charge ("CDSC") (0.50% for Short Term Bond
Fund) for a period of 12 months.

         *If you purchase $1,000,000 or more of Class A shares of the applicable Funds ($500,000 or more of the Short Term Bond Fund) and do not pay a sales charge, and you sell any of these shares before the twelvth month anniversary of purchase, you will pay a 1% CDSC (a 0.50% CDSC for the Short Term Bond Fund) on the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.


         Class A Shares are sold with an initial sales charge as detailed in the chart above.

         The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class A Shares for which such dealers are designated the dealer of record):


------------------------------- ----------------------------------------------
Rate                            Fund
------------------------------- ----------------------------------------------
Up to 0.25%                     All Funds currently making payments under a
                                Class A Shares distribution plan
------------------------------- ----------------------------------------------
Up to 0.25% after 12 months     All funds currently making payments under
after payment of a finders fee  a Class A Shares distribution plan
------------------------------- ----------------------------------------------


Class B Shares

         Effective May 15, 2007, Class B shares are closed to all new shareholders. Class B Shares are sold without any initial sales charge. The Distributor pays 4% of the amount invested to dealers who sell Class B Shares. A contingent deferred sales charge may be applied to Class B Shares you sell within six years of purchase as shown in the schedule under "Shareholder Information" in the prospectus.

         The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class B Shares for which such dealers are designated the dealer of record):

--------------------- ----------------------------------------------------
Rate                  Fund
--------------------- ----------------------------------------------------
Up to 0.25%           All Funds currently making payments under a Class B
                      Shares distribution plan
--------------------- ----------------------------------------------------

Class C Shares

         Class C Shares are sold without any initial sales charge. The Distributor pays 1% of the amount invested to dealers who sell Class C Shares. A contingent deferred sales charge may be applied to Class C Shares you sell within twelve months of purchase.

         The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class C Shares for which such dealers are designated the dealer of record):


--------------------------------------- -------------------------------------
Rate                                    Fund
--------------------------------------- -------------------------------------
Up to 0.75% subsequent to first 12      All funds currently making  payments
months                                  under a Class C Shares 12b-1
                                        distribution plan
--------------------------------------- -------------------------------------

         All underwriters retain monies, as well as 12b-1 and service fees for shareholder accounts held directly with the funds may be used by the Distributor or the Advisor to offset the costs of the Distributor and other distribution activities.


                ADDITIONAL PAYMENTS BY THE ADVISOR AND AFFILIATES

         Under certain circumstances, the Advisor or its affiliates may use their own funds to compensate broker-dealers, financial institutions, and financial intermediaries that, for instance, sell or arrange for the sale of Fund shares or that perform various shareholder support services, in amounts that are additional to the amounts paid by the Distributor. In addition, from time to time, the Advisor or its affiliates, at their expense, may provide additional commissions, compensation, or promotional incentives ("concessions") to broker-dealers, financial institutions, and financial intermediaries which sell or arrange for the sale of shares of a Fund or that perform various shareholder support services. Additional information about such payments is provided below. The Advisor or its affiliates may terminate such payments at any time.

         "Financial intermediaries" are firms that receive compensation for selling shares of the Funds and/or provide services to the Funds' shareholders. Financial intermediaries may include, among others, your broker, your securities dealer, your financial planner or advisor, banks, or insurance companies. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets", sponsors of wrap fee programs, and sponsors of networking systems.

         The Advisor and/or its affiliates, in their discretion, may pay dealers, selling or servicing agents, or other financial intermediaries and service providers for distribution or shareholder servicing activities. These payments are made out of the Advisor's and/or its affiliate's own resources, including from the profits derived from the advisory fees the Advisor receives from the Funds. These cash payments, which may be substantial, are paid to firms having business relationships with the Advisor and/or its affiliates, and are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Funds to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors.

         In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue-sharing". Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Advisor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Advisor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Advisor and/or its affiliates may reimburse expenses, including travel and lodging expenditures, related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the FINRA) designed to increase sales representatives' awareness about Funds.

         The Advisor and/or its affiliates may make payments to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as participation in networking arrangements, recordkeeping, and other shareholder services. The Advisor and/or its affiliates also may make payments for administrative services related to the distribution of Fund shares through the intermediary. The service provider may use these payments to offset or reduce fees that would otherwise be paid directly to them by certain account holders.

         The Advisor may consider various factors to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of customers of the intermediary or overall asset levels of the Funds held for or by customers of the intermediary, the willingness of the intermediary to allow the Advisor to provide educational and training support for the intermediary's sales personnel relating to the Funds, the availability of the Funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary, and the Advisor's and/or its affiliate's relationship with the intermediary. To the extent that financial intermediaries receiving distribution-related payments from the Advisor and/or its affiliates sell more of the Funds or retain more shares of the Funds in their client accounts, the Advisor benefits from the incremental management and other fees it receives with respect to those assets.

         In addition to the commissions paid to financial intermediaries at the time of sale and Rule 12b-1 fees, some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), the Advisor and/or its affiliates, at their expense, currently provide additional payments to firms that sell shares of the Funds. If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class. Your dealer may charge you fees or commissions in addition to those disclosed in the Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Advisor and/or their affiliates, or any other fees or expenses it charges.

         Although the Funds may use brokers and dealers who sell shares of the Funds to effect portfolio transactions, the Funds do not consider the sale of Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

         Transaction Fee. Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.

                               SELLING YOUR SHARES

         Shares are redeemed at the next computed net asset value after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectuses under "Selling Your Shares." Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.


         If you purchase $1,000,000 or more of Class A shares of the applicable Funds or $500,000 or more of the Short Term Bond Fund and do not pay a sales charge, and you sell any of these shares within twelve (12) months of their purchase, you will pay a 1% (0.50% for the Short Term Bond Fund) contingent deferred sales charge on the portion redeemed at the time of redemption. Class B Shares redeemed within six (6) years of purchase and Class C Shares redeemed within one (1) year of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Class B and/or Class C Shares elects not to receive a commission from the distributor with respect to its sale of such shares.

EXCHANGING OR CONVERTING SHARES

         You may exchange your Fund shares for shares of the same class of another Fifth Third Fund based on their relative NAVs. Also, you may convert your Fund shares for another class of the same Fifth Third Fund based on their relative NAVs provided you meet the eligibility requirements for the applicable class. Any conversion between classes of shares of the same Fund should be treated as a tax-free event. By contrast, an exchange between different Funds is a taxable event.


REDEMPTION IN KIND

         The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

         Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the

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redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

POSTPONEMENT OF REDEMPTIONS

         Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

                           DETERMINING NET ASSET VALUE

VALUATION OF THE EQUITY FUNDS AND BOND FUNDS


         Except as noted below, investments of the Equity Funds and Bond Funds of the Trust in securities the principal market for which is a securities exchange or an over-the-counter market are valued at their latest available sale price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded). Investments of the International Equity Fund in securities the principal market for which is a securities exchange are valued at the closing mid-market price on that exchange on the day of computation.

         With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange or an over-the-counter market, are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their fair value as determined pursuant to the Valuation Procedures adopted by the Board of Trustees. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase agreements are valued at original cost. Open-end mutual fund investments will be valued at the most recently calculated net asset value. Closed-end funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded.

         The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the prevailing foreign rate. When the closing price is not an accurate representation of value due to events that have occurred after the closing of the primary exchange and prior to the time of NAV calculations (hereinafter, a "Significant Event"), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee as detailed below. An example of a frequently occurring Significant Event is a movement in the U.S. equity markets. The Pricing Committee has predetermined the level of such a movement that constitutes a Significant Event (a "Trigger") and has preauthorized the Trust's Accounting Agent to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet. The Pricing Committee, however, will determine the fair value of securities effected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) where the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.


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         Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

USE OF AMORTIZED COST


         The value of debt securities authorized to be purchased by the Funds with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.


MONITORING PROCEDURES

         For the Money Market Funds, procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market values. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 1/2 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in-kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INVESTMENT RESTRICTIONS

         SEC rules require that a money market fund limit its investments to instruments that, in the opinion of the Trustees or their delegate, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees or their delegate must determine that they are of comparable quality. Shares of investment companies purchased by a Money Market Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a money market fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by a Money Market Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Money Market Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

         A Money Market Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Money Market Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

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

         In periods of rising interest rates, the indicated daily yield on shares of a Money Market Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

TRADING IN FOREIGN SECURITIES

         Trading in foreign securities may be completed at times which vary from the closing of regular trading on the NYSE. In computing the net asset value, the Funds (other than the Money Market Funds) value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                                   TAX STATUS

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund intends to elect to be treated and qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded RICs and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below);
(b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other RICs, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested (x) in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses or (y) in the securities of one or more qualified publicly traded partnerships (as defined below) and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of short-term capital gains over net long-term capital losses), and its net tax-exempt income, for such year.

         In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

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         For purposes of meeting the diversification requirement described in
(b) above, in the case of a Fund's investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. Additionally, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

         If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund fails to qualify as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

         Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), net tax-exempt income and net capital gain. Investment company taxable income which is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

         In determining its net capital gain for Capital Gain Dividend purposes, a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations permit a RIC, in determining its taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for the year and 98% of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects) and any retained amount from the prior calendar year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. For these purposes, the Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that each Fund will be able to do so.

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DISTRIBUTIONS

         Each Fund will distribute at least annually any investment income and net realized capital gains. Distributions of any net investment income (other than qualified dividend income and exempt-interest dividends, as discussed below) are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain from the sale of investments that a Fund owned for more than one year over net short-term capital loss), if any, that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") are taxable as long-term capital gains. For taxable years beginning before January 1, 2011, such distributions will generally be subject to a 15% tax rate, with lower rates applying to taxpayers in the 10% and 15% rate brackets, and will not be eligible for the dividends received deduction. Distribution of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

         Distributions of taxable income or capital gains are taxable to Fund shareholders whether received in cash or reinvested in additional Fund shares. Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

         If a Fund makes a distribution to a shareholder in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Fifth Third Strategic Income Fund may be particularly susceptible to this possibility because it may seek to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.

         For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of an individual at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or
(b) treated as a passive foreign investment company. Neither the fixed income funds nor the money market funds expect a significant portion of Fund distributions to be derived from qualified dividend income.

         In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund's dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain for individual shareholders, nor will it be eligible for the dividends-received deduction for corporate shareholders.

         Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that such Fund has held for less than 46 days during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (91 days during the 181-day period beginning 90 days before the ex-dividend date in the case of certain preferred stock) or (3) to the extent that such Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of the Code.

         A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

SELLING SHARES

         Shareholders who sell, exchange or redeem Fund shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund shares and the amount received (although such a gain or loss is unlikely in a money market fund). In general, any gain or loss realized upon taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months, and as short-term capital gain or loss if the shares have not been held for more than 12 months. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for short-term capital gains or (ii) for taxable years beginning on or before January 1, 2011, 15% for long-term capital gains (including Capital Gain Dividends) with lower rates applicable to taxpayers in the 10% and 15% tax brackets.

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         Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any Capital Gain Dividends received (or deemed received) by a shareholder with respect to those Fund shares. For purposes of determining whether Fund shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund shares will be disallowed to the extent that Fund shareholders replace the disposed of Fund shares with other Fund shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund shareholder's basis in the replacement Fund shares will be adjusted to reflect the disallowed loss.

FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS

         Dividends, interest and gains received by a Fund from investments in securities of foreign issues may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Shareholders in the Funds, other than the Fifth Third International Equity Fund, generally will not be entitled to claim a credit or deduction with respect to foreign taxes. However, if at the end of a Fund's fiscal year more than 50% of the value of its total assets consists of securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's shareholders in connection with the Fund's dividends received by them.

         Under normal circumstances, more than 50% of the value of Fifth Third International Equity Fund's total assets will consist of securities of foreign corporations and it will be eligible to make the election. If the election is made, shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such shareholders who hold Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex- dividend date will be entitled to claim a foreign tax credit for their share of these taxes, subject to generally applicable limitations under the Code. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

         A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

         Investment by a Fund in "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) or other charge on distributions received from the company or on proceeds from the sale of its investment in such a company, which tax cannot be eliminated by making distributions to Fund shareholders. However, this tax can be avoided by making an election to mark such investments to market annually or to treat a PFIC as a "qualified electing fund" ("QEF"). If a Fund makes a "mark to market" election with respect to a PFIC, the Fund will recognize each year as ordinary income or, subject to certain limitations, as ordinary loss, an amount determined as though the Fund had sold and repurchased its holdings in that PFIC on the last day of the Fund's taxable year. If a Fund makes a QEF election with respect to a PFIC, the Fund will be required to include as income its share of the PFIC's income and net capital gains annually, regardless of whether it receives

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any distribution from the company. These elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

         A PFIC is any foreign corporation: (i) 75 percent or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

HEDGING

         If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

         Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its income as determined for tax purposes. If a Fund's book income exceeds its income as determined for tax purposes, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of a recipient's basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its income as determined for tax purposes, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment.

DISCOUNT SECURITIES

         Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

         Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income by the Fund.

         Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having acquisition discount or OID. Generally, the Fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID which could affect the character and timing of recognition of income by the Fund.

         If a Fund holds the foregoing kinds of securities, it may be required to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The Fund may realize gains or losses from such liquidations, and its shareholders may accordingly receive a larger capital gain distribution than they would in the absence of such transactions.

MASTER LIMITED PARTNERSHIPS

         Some amounts received by a Fund from its investments in master limited partnerships ("MLPs") will likely be treated as returns of capital because of accelerated deductions available with respect to the activities of MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain from that asset (or if a Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow received by the Fund from the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its regulated investment company distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to borrow money or sell securities at the time. In addition, distributions attributable to gain from the sale of MLPs that are characterized as ordinary income under the Code's recapture provisions will be taxable to the Fund shareholders as ordinary income.

REAL ESTATE INVESTMENT TRUSTS

         A Fund's investments in real estate investment trust ("REIT") equity securities may result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Investments in REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

         Some of REITs in which a Fund may invest may be permitted to hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This guidance provides that excess inclusion income of a RIC, such as a Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

         In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. Under legislation enacted in December 2006, if a charitable remainder trust (defined in Section 664 of the Code) realizes any UBTI for a taxable year, a 100% excise tax is imposed on such UBTI. Under IRS guidance issued in October 2006, a charitable remainder trust will not recognize UBTI solely as a result of investing in a fund that recognizes "excess inclusion income." Rather, if at any time during any taxable year a charitable remainder trust (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a RIC that recognizes "excess inclusion income," then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to such shareholders, multiplied by the highest U.S. federal income tax rate imposed on corporations. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce the shareholder's distributions for the year by the amount of the tax that relates to the shareholder's interest in a Fund. The Funds have not yet determined whether this election will be made. The extent to which the October 2006 IRS guidance remains applicable in light of the December 2006 legislation is unclear. The Funds do not intend to invest directly in residual interests in REMICs or to invest in REITS in which a substantial portion of the assets will consist of residual interests in REMICs.

BACKUP WITHHOLDING

         A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges or redemptions made by any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

         Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

         In order for a foreign investor to qualify for an exemption from the backup withholding or reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisers with respect to this regard.

TAX SHELTER REPORTING REGULATIONS

         Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether a taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

TAX-EXEMPT SHAREHOLDERS

         Under current law, a Fund serves to "block" (that is, prevent the attribution to shareholders of) unrelated business taxable income ("UBTI") from being realized by tax-exempt shareholders. Notwithstanding this "blocking" effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS

         Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of such an investment in their particular tax situations.

NON-U.S. SHAREHOLDERS

         Capital Gain Dividends and exempt-interest dividends generally will not be subject to withholding of federal income tax. In general, dividends (other than Capital Gain Dividends and tax-exempt interest dividends) paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2010, such Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by such Fund ("interest-related dividends"), and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by such Fund ("short-term capital gain dividends"). Depending on the circumstances, a Fund may make designations of interest-related and/or short-term capital gain dividends with respect to all, some, or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. Absent legislation extending these exemptions, the special withholding exemptions for interest-related dividends and short-term capital gain dividends will expire and such dividends will be subject to withholding in taxable years beginning on or after January 1, 2010. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

         A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends (or exempt-interest dividends) unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

GENERAL

         The foregoing discussion is only a summary of some of the important U.S. federal tax considerations generally affecting purchasers of the Funds' shares. No attempt has been made to present a detailed explanation of the U.S. federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of a Fund's shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in any of the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

                              FINANCIAL STATEMENTS


         The financial statements and related report of the independent registered public accounting firm for the Fifth Third All Cap Value Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third Dividend Growth Fund, Fifth Third Equity Index Fund, Fifth Third High Yield Bond Fund, Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third International Equity Fund, Fifth Third Micro Cap Value Fund, Fifth Third Mid Cap Growth Fund, Fifth Third Prime Money Market Fund, Fifth Third Quality Growth Fund, Fifth Third Short Term Bond Fund, Fifth Third Small Cap Growth Fund, Fifth Third Small Cap Value Fund, Fifth Third Strategic Income Fund, Fifth Third Total Return Bond Fund and Fifth Third U.S. Treasury Money Market Fund for the fiscal year ended July 31, 2009 are incorporated herein by reference into to this SAI from the annual reports for those Funds (File Nos. 33-24848 and 811-05669).

                                   APPENDIX A

                   STANDARD AND POOR'S RATINGS GROUP CORPORATE
                      AND MUNICIPAL BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB- Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial or economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC-The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C-The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy has been filed but debt service payments are continued.

CI-The rating "CI" is reserved for income bonds on which no interest is being paid.

D-Debt rated "D" is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition and debt service payments are jeopardized.

NR-NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

                  MOODY'S INVESTORS SERVICE, INC. CORPORATE AND
                        MUNICIPAL BOND RATING DEFINITIONS

Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa-Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR-Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3, in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB- BBB ratings indicate that there is currently a low expectation of credit risk. Capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB- BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B- B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C- Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD, D-Securities have defaulted on some or all of their obligations. `DDD' designates the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. For U.S. corporates, for example, "DD" indicates potential recovery of 50%-90% of such outstanding, and "D" the lowest recovery potential, i.e. below 50%.

NR-NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

                   STANDARD AND POOR'S RATINGS GROUP MUNICIPAL
                             NOTE RATING DEFINITIONS

SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

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

SP-2-Satisfactory capacity to pay principal and interest.

SP-3-Speculative capacity to pay principal and interest.

          MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATING DEFINITIONS

MIG1/VMIGI-This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2-This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

        FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2-Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F- I + and F- 1 categories.

F-3-Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B-Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C-High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D-Default. Denotes actual or imminent payment default.

                  STANDARD AND POOR'S RATINGS GROUP COMMERCIAL
                            PAPER RATING DEFINITIONS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3-Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

       MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

Prime-1 -Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

o        Leading market positions in well-established industries.
o        High rates of return on funds employed.
o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2-Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3-Issuers rated Prime-3 have an acceptable ability for payment of short-term promissory obligations.

                                   APPENDIX B

BENEFICIAL OWNERSHIP

         The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund's outstanding shares as of November 4, 2009.

--------------------------------------------------------------------------- ----------------------------------------
                                                                               PERCENT OF THE CLASS TOTAL ASSETS
FUND/CLASS                                                                          HELD BY THE SHAREHOLDER
-------------------------------------------------------------------------- ----------------------------------------
ALL CAP VALUE FUND - CLASS A                                                                12.52%
Merrill Lynch Pierce Fenner & Smith
For the sole benefit of its Customers
4800 Deer Lake Drive East
Jacksonville, FL  32246-6484
--------------------------------------------------------------------------- ----------------------------------------
ALL CAP VALUE FUND - INSTITUTIONAL                                                          26.08%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
ALL CAP VALUE FUND - INSTITUTIONAL                                                          13.00%
Fifth Third LifeModel Moderate Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
ALL CAP VALUE FUND - INSTITUTIONAL                                                          16.62%
Fifth Third LifeModel Moderately Aggressive Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
ALL CAP VALUE FUND - INSTITUTIONAL                                                          13.62%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
ALL CAP VALUE FUND - INSTITUTIONAL                                                          14.04%
Fifth Third LifeModel Aggressive Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
ALL CAP VALUE FUND - INSTITUTIONAL                                                           8.67%
Fifth Third Bank Trustee
FBO Various Fascorp Record Kept Pla
8515 E Orchard Rd 2T2
Greenwood Village, CO  80111-5002
--------------------------------------------------------------------------- ----------------------------------------
ALL CAP VALUE FUND - CLASS C                                                                42.92%
Merrill Lynch Pierce Fenner & Smith
For the sole benefit of its Customers
4800 Deer Lake Drive East
Jacksonville, FL  32246-6484
--------------------------------------------------------------------------- ----------------------------------------



                                       74


--------------------------------------------------------------------------- ----------------------------------------
                                                                               PERCENT OF THE CLASS TOTAL ASSETS
FUND/CLASS                                                                          HELD BY THE SHAREHOLDER
-------------------------------------------------------------------------- ----------------------------------------
DISCIPLINED LARGE CAP FUND - CLASS A                                                        20.09%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
--------------------------------------------------------------------------- ----------------------------------------
DISCIPLINED LARGE CAP FUND - CLASS A                                                        17.32%
NFS LLC FEBO
First Mercantile-Premier Trust FIFT
First Mercantile Trust CO TTEE
Attn Funds Mgmt
57 Germantown Ct
Cordova, TN 38018-7273
--------------------------------------------------------------------------- ----------------------------------------
DISCIPLINED LARGE CAP FUND - CLASS C                                                        28.37%
Merrill Lynch Pierce Fenner & Smith
For the sole benefit of its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
--------------------------------------------------------------------------- ----------------------------------------
DISCIPLINED LARGE CAP FUND - CLASS C                                                         5.08%
NFS LLC FEBO
John T. Collopy TTEE
John T. Collopy TR
6529 Willow Hollow Lane
Cincinnati, OH 45243-3125
--------------------------------------------------------------------------- ----------------------------------------
DISCIPLINED LARGE CAP FUND - INSTITUTIONAL                                                  39.26%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
DISCIPLINED LARGE CAP FUND - INSTITUTIONAL                                                  20.30%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
--------------------------------------------------------------------------- ----------------------------------------
DISCIPLINED LARGE CAP FUND - INSTITUTIONAL                                                   7.35%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
DISCIPLINED LARGE CAP FUND - INSTITUTIONAL                                                   5.39%
Fifth Third LifeModel Moderate Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
DISCIPLINED LARGE CAP FUND - INSTITUTIONAL                                                   5.84%
Fifth Third LifeModel Moderately Aggressive Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
DIVIDEND GROWTH FUND - CLASS B                                                              16.09%
NFS LLC FEBO
Harvey Nesser
Helaine M. Nesser
5471 Blue Ash Road
Columbus, OH 43229-3630
--------------------------------------------------------------------------- ----------------------------------------


                                       75


--------------------------------------------------------------------------- ----------------------------------------
                                                                               PERCENT OF THE CLASS TOTAL ASSETS
FUND/CLASS                                                                          HELD BY THE SHAREHOLDER
-------------------------------------------------------------------------- ----------------------------------------
DIVIDEND GROWTH FUND - CLASS B                                                              12.78%
NFS LLC FEBO
Lynda A. King
451 Highway Avenue
Covington, KY 41016-1688
--------------------------------------------------------------------------- ----------------------------------------
DIVIDEND GROWTH FUND - CLASS B                                                               8.59%
Pershing LLC
PO Box 2052
Jersey City, NJ 07303-2052
--------------------------------------------------------------------------- ----------------------------------------
DIVIDEND GROWTH FUND - CLASS B                                                               8.50%
Edward Jones & Co. Custodian
FBO Paulette S. Behlmer IRA
303 South Street
Batesville, IN 47006-1497
--------------------------------------------------------------------------- ----------------------------------------
DIVIDEND GROWTH FUND - CLASS B                                                               6.85%
Pershing LLC
PO Box 2052
Jersey City, NJ 07303-2052
--------------------------------------------------------------------------- ----------------------------------------
DIVIDEND GROWTH FUND - CLASS B                                                               6.73%
NFS LLC FEBO
NFS/FMTC IRA
FBO Nancy S. Alexa
5154 Beatty Rd
Gove City, OH 43123-9619
--------------------------------------------------------------------------- ----------------------------------------
DIVIDEND GROWTH FUND - CLASS C                                                               9.94%
NFS LLC FEBO
Robert Joseph Blum III
Roberta Ann Blum
4795 Chapel Ridge Dr
Cincinnati, OH 45223-1274
--------------------------------------------------------------------------- ----------------------------------------
DIVIDEND GROWTH FUND - CLASS C                                                               9.56%
NFS LLC FEBO
NFS FMTC IRA
FBO Edward J. Troyan
409 Whittlesey Dr
Tallmadge, OH 44278-1678
--------------------------------------------------------------------------- ----------------------------------------
DIVIDEND GROWTH FUND - CLASS C                                                               8.32%
NFS LLC FEBO
NFS FMTC IRA
FBO Patricia Ann Landrum
8281 Manning Rd
Germantown, OH 45327-9389
--------------------------------------------------------------------------- ----------------------------------------
DIVIDEND GROWTH FUND - CLASS C                                                               6.82%
NFS LLC FEBO
NFS FMTC Simple IRA
NETLOGX
FBO Audrey M Taylor
843 Paca Street
Indianapolis, IN  46202-2912
--------------------------------------------------------------------------- ----------------------------------------


                                       76


--------------------------------------------------------------------------- ----------------------------------------
                                                                               PERCENT OF THE CLASS TOTAL ASSETS
FUND/CLASS                                                                          HELD BY THE SHAREHOLDER
-------------------------------------------------------------------------- ----------------------------------------
DIVIDEND GROWTH FUND - INSTITUTIONAL                                                        48.50%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
DIVIDEND GROWTH FUND - INSTITUTIONAL                                                        15.42%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
EQUITY INDEX FUND - CLASS A                                                                 26.63%
NFS LLC FEBO
First Mercantile-Premier Trust FIFT
First Mercantile Trust CO TTEE
Attn Funds Mgmt
57 Germantown Ct
Cordova, TN 38018-7273
--------------------------------------------------------------------------- ----------------------------------------
EQUITY INDEX FUND - CLASS A                                                                 42.97%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
--------------------------------------------------------------------------- ----------------------------------------
EQUITY INDEX FUND - CLASS C                                                                 14.86%
NFS LLC FEBO
NFS FMTC IRA
FBO Marc Manly
9200 Old Indian Hill Rd
Cincinnati, OH 45243-3438
--------------------------------------------------------------------------- ----------------------------------------
EQUITY INDEX FUND - CLASS C                                                                 15.25%
Merrill Lynch Pierce Fenner & Smith
For the sole benefit of its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
--------------------------------------------------------------------------- ----------------------------------------
EQUITY INDEX FUND - INSTITUTIONAL                                                           79.20%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
--------------------------------------------------------------------------- ----------------------------------------
EQUITY INDEX FUND - INSTITUTIONAL                                                            9.93%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
EQUITY INDEX FUND - INSTITUTIONAL                                                            5.65%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
EQUITY INDEX FUND - PREFERRED                                                               67.57%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
--------------------------------------------------------------------------- ----------------------------------------


                                       77


--------------------------------------------------------------------------- ----------------------------------------
                                                                               PERCENT OF THE CLASS TOTAL ASSETS
FUND/CLASS                                                                          HELD BY THE SHAREHOLDER
-------------------------------------------------------------------------- ----------------------------------------
EQUITY INDEX FUND - PREFERRED                                                               28.38%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
EQUITY INDEX FUND - SELECT                                                                  72.23%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
--------------------------------------------------------------------------- ----------------------------------------
EQUITY INDEX FUND - SELECT                                                                  16.67%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
EQUITY INDEX FUND - SELECT                                                                  11.10%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
EQUITY INDEX FUND - TRUST                                                                   64.42%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
EQUITY INDEX FUND - TRUST                                                                   32.16%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
HIGH YIELD BOND FUND - CLASS A                                                              49.56%
Merrill Lynch Pierce Fenner & Smith
For the sole benefit of its Customers
4800 Deer Lake Drive East
Jacksonville, FL  32246-6484
--------------------------------------------------------------------------- ----------------------------------------
HIGH YIELD BOND FUND - CLASS B                                                               6.97%
NFS LLC FEBO
NFS FMTC Rollover IRA
FBO Michelle C. Porteus
110 S Sylvan Ave
Columbus, OH 43204-1917
--------------------------------------------------------------------------- ----------------------------------------
HIGH YIELD BOND FUND - CLASS B                                                              33.65%
NFS LLC FEBO
NFS FMTC IRA
FBO Barbara A. Beyer
7214 Bellowind Court
Reynoldsburg, OH 43068-6020
--------------------------------------------------------------------------- ----------------------------------------
HIGH YIELD BOND FUND - CLASS B                                                              34.71%
NFS LLC FEBO
NFS FTMC IRA
FBO Dandridge S. Tomalin
615 Bunker Lane
Mason, OH 45040-2044
--------------------------------------------------------------------------- ----------------------------------------


                                       78


--------------------------------------------------------------------------- ----------------------------------------
                                                                               PERCENT OF THE CLASS TOTAL ASSETS
FUND/CLASS                                                                          HELD BY THE SHAREHOLDER
-------------------------------------------------------------------------- ----------------------------------------
HIGH YIELD BOND FUND - CLASS B                                                               6.03%
NFS LLC FEBO
NFS FMTC Roth IRA
FBO Richard J. Martin
348 Darbyhurst Rd
Columbus, OH 43228-1323
--------------------------------------------------------------------------- ----------------------------------------
HIGH YIELD BOND FUND - CLASS C                                                              10.16%
MS & CO C/F
Jimmy Lee Castle
IRA
6881 Calle Portone
Rancho Santa Fe, CA 92091-0249
--------------------------------------------------------------------------- ----------------------------------------
HIGH YIELD BOND FUND - CLASS C                                                               5.05%
MS & CO C/F
Charles E. Wisor
IRA
815 South Main Street
Geneva, NY 14456-3205
--------------------------------------------------------------------------- ----------------------------------------
HIGH YIELD BOND FUND - CLASS C                                                               5.10%
MS & CO FBO
Scott Tripler
7 Countryside Road
Fairport, NY 14450-2807
--------------------------------------------------------------------------- ----------------------------------------
HIGH YIELD BOND FUND - CLASS C                                                              35.75%
NFS LLC FEBO
Ronald  N. & Sharon S. Bethia TTE
The Restatement of Ronald Bethia and Sharon
1724 Journeys Drive
Hartland, WI 53029-9375
--------------------------------------------------------------------------- ----------------------------------------
HIGH YIELD BOND FUND - CLASS C                                                              13.54%
NFS LLC FEBO
Orma G. Vanderkooi TTEE
Orma G. Vanderkooi Family Living Trust
500 Michigan Avenue
Holland, MI  49423-4740
--------------------------------------------------------------------------- ----------------------------------------
HIGH YIELD BOND FUND - INSTITUTIONAL                                                        55.93%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
HIGH YIELD BOND FUND - INSTITUTIONAL                                                        12.22%
Fifth Third LifeModel Moderate Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
HIGH YIELD BOND FUND - INSTITUTIONAL                                                         8.46%
Fifth Third LifeModel Moderately Aggressive Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH  45263-0001
---------------------------------------------------------------------------- ----------------------------------------
HIGH YIELD BOND FUND - INSTITUTIONAL                                                         6.80%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------


                                       79


--------------------------------------------------------------------------- ----------------------------------------
                                                                               PERCENT OF THE CLASS TOTAL ASSETS
FUND/CLASS                                                                          HELD BY THE SHAREHOLDER
-------------------------------------------------------------------------- ----------------------------------------
HIGH YIELD BOND FUND - INSTITUTIONAL                                                         6.28%
Fifth Third LifeModel Moderately Conservative Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - INSTITUTIONAL                                  66.39%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - INSTITUTIONAL                                  17.70%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St Fl 5
New York, NY 10281-5598
--------------------------------------------------------------------------- ----------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - INSTITUTIONAL                                  11.06%
Bank of New York
Hare & Co
Attn STIF/Master Note
111 Sanders Creek Pkwy
East Syracuse, NY 13057-1381
--------------------------------------------------------------------------- ----------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - PREFERRED                                      65.04%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St Fl 5
New York, NY 10281-5598
--------------------------------------------------------------------------- ----------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - PREFERRED                                      31.80%
Bank of New York
Hare & Co
Attn STIF/Master Note
111 Sanders Creek Pkwy
East Syracuse, NY 13057-1381
--------------------------------------------------------------------------- ----------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - SELECT                                         26.35%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - SELECT                                         73.65%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St Fl 5
New York, NY 10281-5598
--------------------------------------------------------------------------- ----------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - TRUST                                          75.59%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------


                                       80


--------------------------------------------------------------------------- ----------------------------------------
                                                                               PERCENT OF THE CLASS TOTAL ASSETS
FUND/CLASS                                                                          HELD BY THE SHAREHOLDER
-------------------------------------------------------------------------- ----------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - TRUST                                          24.40%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St Fl 5
New York, NY 10281-5598
--------------------------------------------------------------------------- ----------------------------------------
INSTITUTIONAL MONEY MARKET FUND - INSTITUTIONAL                                             29.51%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
INSTITUTIONAL MONEY MARKET FUND - INSTITUTIONAL                                             27.98%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St Fl 5
New York, NY 10281-5598
--------------------------------------------------------------------------- ----------------------------------------
INSTITUTIONAL MONEY MARKET FUND - INSTITUTIONAL                                             10.73%
Old Kent Investment Corp
3993 Howard Hughes Parkway Ste 100
Las Vegas, NV 89169-5967
--------------------------------------------------------------------------- ----------------------------------------
INSTITUTIONAL MONEY MARKET FUND - INSTITUTIONAL                                              5.83%
Bank of New York
Hare & Co
Attn STIF/Master Note
111 Sanders Creek Pkwy
East Syracuse, NY 13057-1381
--------------------------------------------------------------------------- ----------------------------------------
INSTITUTIONAL MONEY MARKET FUND - PREFERRED                                                 13.86%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
INSTITUTIONAL MONEY MARKET FUND - PREFERRED                                                 86.14%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Department 5th Fl
200 Liberty St Fl 5
New York, NY 10281-5598
--------------------------------------------------------------------------- ----------------------------------------
INSTITUTIONAL MONEY MARKET FUND - SELECT                                                    39.25%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
INSTITUTIONAL MONEY MARKET FUND - SELECT                                                    60.75%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St Fl 5
New York, NY 10281-5598
--------------------------------------------------------------------------- ----------------------------------------


                                       81


--------------------------------------------------------------------------- ----------------------------------------
                                                                               PERCENT OF THE CLASS TOTAL ASSETS
FUND/CLASS                                                                          HELD BY THE SHAREHOLDER
-------------------------------------------------------------------------- ----------------------------------------
INSTITUTIONAL MONEY MARKET FUND - TRUST                                                     88.60%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
INSTITUTIONAL MONEY MARKET FUND - TRUST                                                     11.40%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Department 5th Floor
200 Liberty St Fl 5
New York, NY 10281-5598
--------------------------------------------------------------------------- ----------------------------------------
INTERNATIONAL EQUITY FUND - CLASS A                                                         22.69%
NFS LLC FEBO
First Mercantile - Premier TR FIFT
First Mercantile Trust CO TTEE
Attn Funds Mgmt
57 Germantown Ct
Cordova, TN 38018-7273
--------------------------------------------------------------------------- ----------------------------------------
INTERNATIONAL EQUITY FUND - CLASS A                                                         12.44%
Merrill Lynch Pierce Fenner & Smith
For the sole benefit of its Customers
4800 Deer Lake Drive East
Jacksonville, FL  32246-6484
--------------------------------------------------------------------------- ----------------------------------------
INTERNATIONAL EQUITY FUND - CLASS C                                                          8.60%
Merrill Lynch Pierce Fenner & Smith
For the sole benefit of its Customers
4800 Deer Lake Drive East
Jacksonville, FL  32246-6484
--------------------------------------------------------------------------- ----------------------------------------
INTERNATIONAL EQUITY FUND - CLASS C                                                          6.75%
NFS LLC FEBO
NFS/FMTC IRA
FBO Frank Watson Parsons
2106 Forrest Park Rd
Muskegon, MI  49441-4518
--------------------------------------------------------------------------- ----------------------------------------
INTERNATIONAL EQUITY FUND - INSTITUTIONAL                                                   20.30%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
--------------------------------------------------------------------------- ----------------------------------------
INTERNATIONAL EQUITY FUND - INSTITUTIONAL                                                   20.58%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
INTERNATIONAL EQUITY FUND - INSTITUTIONAL                                                   16.06%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
INTERNATIONAL EQUITY FUND - INSTITUTIONAL                                                   13.68%
Fifth Third LifeModel Moderate Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------


                                       82


--------------------------------------------------------------------------- ----------------------------------------
                                                                               PERCENT OF THE CLASS TOTAL ASSETS
FUND/CLASS                                                                          HELD BY THE SHAREHOLDER
-------------------------------------------------------------------------- ----------------------------------------
INTERNATIONAL EQUITY FUND - INSTITUTIONAL                                                   14.57%
Fifth Third LifeModel Moderately Aggressive Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
INTERNATIONAL EQUITY FUND - INSTITUTIONAL                                                   10.56%
Fifth Third LifeModel Aggressive Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
MICRO CAP VALUE FUND - CLASS B                                                               5.50%
NFS LLC FEBO
Shinkichi Hotta
Mynato-kus Hibaura
4 Chome 21-1-3004
Tokyo, 108-0023
Japan
--------------------------------------------------------------------------- ----------------------------------------
MICRO CAP VALUE FUND - CLASS C                                                              26.69%
Merrill Lynch Pierce Fenner & Smith
For the sole benefit of its Customers
4800 Deer Lake Drive East
Jacksonville, FL  32246-6484
--------------------------------------------------------------------------- ----------------------------------------
MICRO CAP VALUE FUND - INSTITUTIONAL                                                        35.34%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
--------------------------------------------------------------------------- ----------------------------------------
MICRO CAP VALUE FUND - INSTITUTIONAL                                                        18.56%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
MICRO CAP VALUE FUND - INSTITUTIONAL                                                        19.21%
Saxon and Co
PO Box 7780-1888
Philadelphia, PA 19182-0001
--------------------------------------------------------------------------- ----------------------------------------
MICRO CAP VALUE FUND - INSTITUTIONAL                                                        10.03%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
MID CAP GROWTH FUND - CLASS A                                                               16.41%
NFS LLC FEBO
First Mercantile Trust CO
Premier Trust
Attn Funds Mgmt
57 Germantown Ct
Cordova, TN 38018-7273
--------------------------------------------------------------------------- ----------------------------------------
MID CAP GROWTH FUND - CLASS C                                                                6.01%
NFS LLC FEBO
NFS FMTC IRA
FBO Randy J. Zachritz
6465 Glendale Court
Florence, KY 41042-4294
--------------------------------------------------------------------------- ----------------------------------------



                                       83


--------------------------------------------------------------------------- ----------------------------------------
                                                                               PERCENT OF THE CLASS TOTAL ASSETS
FUND/CLASS                                                                          HELD BY THE SHAREHOLDER
-------------------------------------------------------------------------- ----------------------------------------
MID CAP GROWTH FUND - CLASS C                                                                6.09%
NFS LLC FEBO
NFS FMTC Simple IRA
NETLOGX
FBO Audrey M. Taylor
843 Paca Street
Indianapolis, IN 46202-2912
--------------------------------------------------------------------------- ----------------------------------------
MID CAP GROWTH FUND - CLASS C                                                                8.48%
Counsel Trust FBO
GEEAA of Evendale 401 K Profit Sharing Plan Trust
1251 Waterfront Pl Ste 525
Pittsburgh, PA  15222-4228
--------------------------------------------------------------------------- ----------------------------------------
MID CAP GROWTH FUND - INSTITUTIONAL                                                         25.84%
Fifth Third Funds
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
MID CAP GROWTH FUND - INSTITUTIONAL                                                         18.28%
Fifth Third LifeModel Moderate Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
MID CAP GROWTH FUND - INSTITUTIONAL                                                         19.93%
Fifth Third LifeModel Moderately Aggressive Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
MID CAP GROWTH FUND - INSTITUTIONAL                                                         15.80%
Fifth Third LifeModel Aggressive Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
MID CAP GROWTH FUND - INSTITUTIONAL                                                          9.96%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza 1090F2
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
PRIME MONEY MARKET FUND - CLASS A                                                           98.13%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St Fl 5
1 World Financial Ct
New York, NY 10281-5598
--------------------------------------------------------------------------- ----------------------------------------
PRIME MONEY MARKET FUND - CLASS B                                                            6.11%
NFS LLC FEBO
NFS FMTC IRA
FBO Gerry T. Goodman
11724 Thayer Lane
Cincinnati, OH 45249-1566
--------------------------------------------------------------------------- ----------------------------------------
PRIME MONEY MARKET FUND - CLASS B                                                            5.53%
NFS LLC FEBO
NFS FMTC IRA
FBO Donald W. Striker
1276 Clifty Falls Ct
Valparaiso, IN 46385-6120
--------------------------------------------------------------------------- ----------------------------------------


                                       84


--------------------------------------------------------------------------- ----------------------------------------
                                                                               PERCENT OF THE CLASS TOTAL ASSETS
FUND/CLASS                                                                          HELD BY THE SHAREHOLDER
-------------------------------------------------------------------------- ----------------------------------------
PRIME MONEY MARKET FUND - CLASS C                                                           14.46%
NFS LLC FEBO
NFS FMTC IRA
FBO Marcelo A. Marcos
2555 Key Largo Lane
Ft. Lauderdate, FL 33312-4605
--------------------------------------------------------------------------- ----------------------------------------
PRIME MONEY MARKET FUND - CLASS C                                                            5.26%
NFS LLC FEBO
NFS FMTC IRA
FBO John W. Glass Sr.
PO Box 12
Blue Creek, OH 45616-0012
--------------------------------------------------------------------------- ----------------------------------------
PRIME MONEY MARKET FUND - CLASS C                                                           23.87%
Counsel Trust FBO
Geeaa of Evendale 401K Profit Sharing Plan Trust
1251 Waterfront Pl STE 525
Pittsburgh, PA 15222-4228
--------------------------------------------------------------------------- ----------------------------------------
PRIME MONEY MARKET FUND - CLASS C                                                            5.24%
Counsel Trust FBO
KGL Media Group Inc. 401K Plan
1251 Waterfront PL Ste 525
Pittsburgh, PA 15222-4228
--------------------------------------------------------------------------- ----------------------------------------
PRIME MONEY MARKET FUND - CLASS C                                                            5.49%
Counsel Trust Co Custodian
For TOA Electric USA Inc. 401K Plan
224 Saint Charles Way #100
York, PA 17402-4644
--------------------------------------------------------------------------- ----------------------------------------
PRIME MONEY MARKET FUND - CLASS C                                                            7.63%
Counsel Trust CO
FBO Towne Tire Inc.
224 Saint Charles Way #100
York, PA 17402-4644
--------------------------------------------------------------------------- ----------------------------------------
PRIME MONEY MARKET FUND - CLASS C                                                            7.39%
MS&CO C/F
Jan Duviosin
IRA Rollover dated 11/20/07
1801 Country Lane
Palm Harbor, FL 34683-2333
--------------------------------------------------------------------------- ----------------------------------------
PRIME MONEY MARKET FUND - CLASS C                                                            7.02%
Edward D. Jones Custodian
FBO Carol A. Davis IRA
11344 Jefferson
Osceola, IN 46561-9122
--------------------------------------------------------------------------- ----------------------------------------
PRIME MONEY MARKET FUND - CLASS C                                                            6.79%
NFS LLC FEBO
Vivian M. Smith
1205 Orchard Street
Owosso, MI 48867-4918
--------------------------------------------------------------------------- ----------------------------------------
PRIME MONEY MARKET FUND - INSTITUTIONAL                                                     77.40%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------


                                       85


--------------------------------------------------------------------------- ----------------------------------------
                                                                               PERCENT OF THE CLASS TOTAL ASSETS
FUND/CLASS                                                                          HELD BY THE SHAREHOLDER
-------------------------------------------------------------------------- ----------------------------------------
PRIME MONEY MARKET FUND - INSTITUTIONAL                                                      8.82%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St Fl 5
New York, NY 10281-5598
--------------------------------------------------------------------------- ----------------------------------------
PRIME MONEY MARKET FUND - INSTITUTIONAL                                                     11.93%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
--------------------------------------------------------------------------- ----------------------------------------
QUALITY GROWTH FUND - INSTITUTIONAL                                                         23.37%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
QUALITY GROWTH FUND - INSTITUTIONAL                                                         37.78%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2t2
Greenwood Village, CO 80111-5002
--------------------------------------------------------------------------- ----------------------------------------
QUALITY GROWTH FUND - INSTITUTIONAL                                                          8.12%
Fifth Third LifeModel Moderate Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
QUALITY GROWTH FUND - INSTITUTIONAL                                                          8.60%
Fifth Third LifeModel Moderately Aggressive Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
QUALITY GROWTH FUND - INSTITUTIONAL                                                          6.18%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
QUALITY GROWTH FUND - INSTITUTIONAL                                                          7.10%
Fifth Third Bank
FBO Cintas
Attn: Michelle Hodgeman MD 1090C7
38 Fountain Square Plaza
Cincinnati, OH  45263-0074
--------------------------------------------------------------------------- ----------------------------------------
QUALITY GROWTH FUND - INSTITUTIONAL                                                          6.04%
Fifth Third LifeModel Aggressive Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
SHORT TERM BOND FUND - CLASS A                                                              23.63%
Merrill Lynch Pierce Fenner & Smith
For the sole benefit of its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
--------------------------------------------------------------------------- ----------------------------------------


                                       86


--------------------------------------------------------------------------- ----------------------------------------
                                                                               PERCENT OF THE CLASS TOTAL ASSETS
FUND/CLASS                                                                          HELD BY THE SHAREHOLDER
-------------------------------------------------------------------------- ----------------------------------------
SHORT TERM BOND FUND - CLASS A                                                              11.34%
NFS LLC FEBO
First Mercantile
Premier Trust
Attn Funds Management
57 Germantown Ct
Cordova, TN 38018-7273
--------------------------------------------------------------------------- ----------------------------------------
SHORT TERM BOND FUND - CLASS A                                                               5.64%
DTD 01/01/03 Attn: N. Obermueller
Richards Kibbe & Orbe LLP
PLN FBO Richards Kibbe & Orbe LLP
1 World Financial Center 29th Floor
New York, NY 10281-1029
--------------------------------------------------------------------------- ----------------------------------------
SHORT TERM BOND FUND - CLASS C                                                              26.10%
Merrill Lynch Pierce Fenner & Smith
For the sole benefit of its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
--------------------------------------------------------------------------- ----------------------------------------
SHORT TERM BOND FUND - CLASS C                                                               8.82%
MS & Co FBO
KB Squared Inc.
Attn: Irving Kuznetzow
PO Box 1038
Tenafly, NJ 07970-5038
--------------------------------------------------------------------------- ----------------------------------------
SHORT TERM BOND FUND - INSTITUTIONAL                                                        49.63%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
SHORT TERM BOND FUND - INSTITUTIONAL                                                        17.69%
Fifth Third LifeModel Moderate Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
SHORT TERM BOND FUND - INSTITUTIONAL                                                         7.76%
Fifth Third LifeModel Moderately Aggressive Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
SMALL CAP GROWTH FUND - CLASS A                                                             22.50%
NFS LLC FEBO
First Mercantile Premier Trust FIFT
First Mercantile Trust CO TTEE
Attn Funds Management
57 Germantown Ct
Cordova, TN 38018-7273
--------------------------------------------------------------------------- ----------------------------------------
SMALL CAP GROWTH FUND - CLASS C                                                              7.77%
NFS LLC FEBO
Ann H. Fitzgibbons TTEE
Ann Fitzgibbons Revocable Trust
U/A 9/7/05
6519 Emerald Drive
Burlington KY 41005-8409
--------------------------------------------------------------------------- ----------------------------------------


                                       87


--------------------------------------------------------------------------- ----------------------------------------
                                                                               PERCENT OF THE CLASS TOTAL ASSETS
FUND/CLASS                                                                          HELD BY THE SHAREHOLDER
-------------------------------------------------------------------------- ----------------------------------------
SMALL CAP GROWTH FUND - CLASS C                                                             21.60%
Ameritrade Inc. FEBO
PO Box 2226
Omaha, NE  68103-2226
--------------------------------------------------------------------------- ----------------------------------------
SMALL CAP GROWTH FUND - CLASS C                                                             13.94%
NFS LLC FEBO
NFS FMTC IRA
FBO Joseph J Sum
111628 Swinford Lane
Mokena, IL  60448
--------------------------------------------------------------------------- ----------------------------------------
SMALL CAP GROWTH FUND - INSTITUTIONAL                                                       21.33%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
SMALL CAP GROWTH FUND - INSTITUTIONAL                                                       17.01%
Fifth Third LifeModel Moderate Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
SMALL CAP GROWTH FUND - INSTITUTIONAL                                                       19.50%
Fifth Third LifeModel Moderately Aggressive Fund
38 Fountain Square Plaza MD 1090 BD
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
SMALL CAP GROWTH FUND - INSTITUTIONAL                                                       14.76%
Fifth Third LifeModel Aggressive Fund
38 Fountain Square Plaza MD 1090 BD
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
SMALL CAP GROWTH FUND - INSTITUTIONAL                                                       11.79%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
SMALL CAP GROWTH FUND - INSTITUTIONAL                                                        7.36%
Fifth Third Bank Trustee
FBO Various Fascorp Record Kept Plans
8515 E Orchard Rd 2T2
Greenwood Village, CO  80111-5002
--------------------------------------------------------------------------- ----------------------------------------
SMALL CAP VALUE FUND - CLASS A                                                               5.96%
NFS LLC FEBO
NFS FMTC Rollover IRA
FBO James J. Kerth
3939 Pine Oaks Street
Sarasota, FL 34232-1243
--------------------------------------------------------------------------- ----------------------------------------
SMALL CAP VALUE FUND - CLASS B                                                               6.71%
NFS LLC FEBO
NFS FMTC IRA
FBO Pamela S Weisshaar
8391 Wycliffe Dr.
Cincinnati, OH  45244-2597
--------------------------------------------------------------------------- ----------------------------------------


                                       88


--------------------------------------------------------------------------- ----------------------------------------
                                                                               PERCENT OF THE CLASS TOTAL ASSETS
FUND/CLASS                                                                          HELD BY THE SHAREHOLDER
-------------------------------------------------------------------------- ----------------------------------------
SMALL CAP VALUE FUND - CLASS C                                                              31.66%
NFS LLC FEBO
The Daniel R. Unk Revocable Trust
Daniel R. Unk TTEE
287 Marian Lake Blvd
Cuyahoga Falls, OH 44223-1123
--------------------------------------------------------------------------- ----------------------------------------
SMALL CAP VALUE FUND - CLASS C                                                              23.62%
Merrill Lynch Pierce Fenner & Smith
For the sole benefit of  its Customers
4800 Deer Lake Drive East
Jacksonville, FL  32246-6484
--------------------------------------------------------------------------- ----------------------------------------
SMALL CAP VALUE FUND - INSTITUTIONAL                                                        20.11%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
SMALL CAP VALUE FUND - INSTITUTIONAL                                                        32.64%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
--------------------------------------------------------------------------- ----------------------------------------
SMALL CAP VALUE FUND - INSTITUTIONAL                                                        11.39%
Fifth Third LifeModel Moderate Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
SMALL CAP VALUE FUND - INSTITUTIONAL                                                        12.67%
Fifth Third LifeModel Moderately Aggressive Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
SMALL CAP VALUE FUND - INSTITUTIONAL                                                         9.48%
Fifth Third LifeModel Aggressive Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
SMALL CAP VALUE FUND - INSTITUTIONAL                                                         8.29%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
STRATEGIC INCOME FUND - CLASS A                                                              9.17%
Merrill Lynch Pierce Fenner & Smith
For Sole Benefit of its Customers
4800 Deer Lake
East Jacksonville, FL 32246-6484
--------------------------------------------------------------------------- ----------------------------------------
STRATEGIC INCOME FUND - CLASS B                                                              8.12%
NFS LLC FEBO
Hazel A. Lambert TTEE
Hazel A. Lambert Trust
358 Delano Avenue
Chillicothe, OH 45601-1529
--------------------------------------------------------------------------- ----------------------------------------


                                       89


--------------------------------------------------------------------------- ----------------------------------------
                                                                               PERCENT OF THE CLASS TOTAL ASSETS
FUND/CLASS                                                                          HELD BY THE SHAREHOLDER
-------------------------------------------------------------------------- ----------------------------------------
STRATEGIC INCOME FUND - CLASS B                                                              5.80%
NFS LLC FEBO
NFS FMTC Rollover IRA
FBO Abbas F. Hazrat
1S319 Church Ave
Lombard, IL 60148-4720
--------------------------------------------------------------------------- ----------------------------------------
STRATEGIC INCOME FUND - CLASS B                                                              5.84%
NFS LLC FEBO
NFS FMTC IRA
FBO William Anderson
26 Patrick Court
Chillicothe, OH  45601-2167
--------------------------------------------------------------------------- ----------------------------------------
STRATEGIC INCOME FUND - CLASS B                                                              5.08%
NFS LLC FEBO
NFS/FMTC IRA
FBO Frieda L Grimm
C/O Guy Clayton
7 Tournament Way #2
The Hills, TX 78738-1105
--------------------------------------------------------------------------- ----------------------------------------
STRATEGIC INCOME FUND - CLASS C                                                              7.19%
Merrill Lynch Pierce Fenner & Smith
For Sole Benefit of its Customers
4800 Deer Lake
East Jacksonville, FL 32246-6484
--------------------------------------------------------------------------- ----------------------------------------
STRATEGIC INCOME FUND - INSTITUTIONAL                                                       86.51%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
STRATEGIC INCOME FUND - INSTITUTIONAL                                                        9.18%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
TOTAL RETURN BOND FUND - CLASS A                                                            20.34%
NFS LLC FEBO
First Mercantile - Premier TR FIFT
Premier Trust
Attn Funds Mgmt
57 Germantown Ct
Cordova, TN 38018-7273
--------------------------------------------------------------------------- ----------------------------------------
TOTAL RETURN BOND FUND - CLASS C                                                            10.21%
TD Ameritrade Trust Company
PO Box 17748
Denver, CO  80217-0748
--------------------------------------------------------------------------- ----------------------------------------
TOTAL RETURN BOND FUND - CLASS C                                                             7.80%
NFS LLC FEBO
Ruth F. Matracia
818 Covfield Lane
Erlanger, KY  41018-3887
--------------------------------------------------------------------------- ----------------------------------------


                                       90


--------------------------------------------------------------------------- ----------------------------------------
                                                                               PERCENT OF THE CLASS TOTAL ASSETS
FUND/CLASS                                                                          HELD BY THE SHAREHOLDER
-------------------------------------------------------------------------- ----------------------------------------
TOTAL RETURN BOND FUND - CLASS C                                                             5.12%
NFS LLC FEBO
NFS FMTC IRA
FBO Janet A. Herbst
13126 Westbank Drive
Millersport, OH  43046-9716
--------------------------------------------------------------------------- ----------------------------------------
TOTAL RETURN BOND FUND - CLASS C                                                             6.20%
NFS LLC FEBO
Eloise Diane Cole
8333 Wicklow Ave
Cincinnati, OH 45236-1615
--------------------------------------------------------------------------- ----------------------------------------
TOTAL RETURN BOND FUND - INSTITUTIONAL                                                      25.39%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
TOTAL RETURN BOND FUND - INSTITUTIONAL                                                      28.89%
Fifth Third LifeModel Moderate Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
TOTAL RETURN BOND FUND - INSTITUTIONAL                                                      12.58%
Fifth Third LifeModel Moderately Aggressive Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH  45263-0001
--------------------------------------------------------------------------- ----------------------------------------
TOTAL RETURN BOND FUND - INSTITUTIONAL                                                       7.11%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
TOTAL RETURN BOND FUND - INSTITUTIONAL                                                       8.95%
Fifth Third Bank Trustee
FBO Various Fascorp Record Kept Plans
8515 E Orchard Rd 2T2
Greenwood Village, CO  80111-5002
--------------------------------------------------------------------------- ----------------------------------------
TOTAL RETURN BOND FUND - INSTITUTIONAL                                                       7.19%
Fifth Third LifeModel Moderately Conservative Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
TOTAL RETURN BOND FUND - INSTITUTIONAL                                                       6.96%
Fifth Third LifeModel Conservative Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
U.S. TREASURY MONEY MARKET FUND - INSTITUTIONAL                                             70.89%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
U.S. TREASURY MONEY MARKET FUND - INSTITUTIONAL                                             23.12%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St Fl 5
New York, NY 10281-5598
--------------------------------------------------------------------------- ----------------------------------------


                                       91


--------------------------------------------------------------------------- ----------------------------------------
                                                                               PERCENT OF THE CLASS TOTAL ASSETS
FUND/CLASS                                                                          HELD BY THE SHAREHOLDER
-------------------------------------------------------------------------- ----------------------------------------
U.S. TREASURY MONEY MARKET FUND - PREFERRED                                                 22.28%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
U.S. TREASURY MONEY MARKET FUND - PREFERRED                                                 38.72%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St Fl 5
New York, NY 10281-5598
--------------------------------------------------------------------------- ----------------------------------------
U.S. TREASURY MONEY MARKET FUND - PREFERRED                                                 38.94%
Bank of New York
Hare & Co
Attn STIF/Master Note
111 Sanders Creek Pkwy
East Syracuse, NY 13057-1381
--------------------------------------------------------------------------- ----------------------------------------
U.S. TREASURY MONEY MARKET FUND - SELECT                                                    64.84%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------
U.S. TREASURY MONEY MARKET FUND - SELECT                                                    14.38%
NFS LLC FEBO
Jo Ellen Zerrusen TTEE
JoEllen Zerrusen Living Trust
107 Pearl Street
Teutopolis, IL 62467
--------------------------------------------------------------------------- ----------------------------------------
U.S. TREASURY MONEY MARKET FUND - SELECT                                                     8.85%
NFS LLC FEBO
William D. Zerrusen
PO Box 550
Teutopolis, IL 62467-0550
--------------------------------------------------------------------------- ----------------------------------------
U.S. TREASURY MONEY MARKET FUND - SELECT                                                     6.57%
NFS LLC FEBO
Lorraine Zerrusen
105 W Walnut
Teutopolis, IL 62467
--------------------------------------------------------------------------- ----------------------------------------
U.S. TREASURY MONEY MARKET FUND - SELECT                                                     5.35%
NFS LLC FEBO
Kurt F. Zerrusen
PO Box 550
Teutopolis, IL 62467-0550
--------------------------------------------------------------------------- ----------------------------------------
U.S. TREASURY MONEY MARKET FUND - TRUST                                                     99.72%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
--------------------------------------------------------------------------- ----------------------------------------


      As of November 4, 2009, Fifth Third Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of certain Funds as listed in the table below. As a result, Fifth Third Bank may be deemed to have control of one or more of these Funds and may be able to affect the outcome of matters presented for a vote of the shareholders of the Funds. Other shareholders of record with more than 25% of the outstanding shares of the Funds are believed to be held only as nominee.

--------------------------------------------- ----------------------------------
FUND                                              PERCENTAGE OF FUND HELD BY
                                                       FIFTH THIRD BANK
--------------------------------------------- ----------------------------------
All Cap Value Fund                                          25.30%
--------------------------------------------- ----------------------------------
Disciplined Large Cap Value Fund                            44.59%
--------------------------------------------- ----------------------------------
Dividend Growth Fund                                        44.17%
--------------------------------------------- ----------------------------------
High Yield Bond Fund                                        51.05%
--------------------------------------------- ----------------------------------
Institutional Government Money Market Fund                  54.60%
--------------------------------------------- ----------------------------------
Institutional Money Market Fund                             33.89%
--------------------------------------------- ----------------------------------
International Equity Fund                                   34.42%
--------------------------------------------- ----------------------------------
Mid Cap Growth Fund                                         30.15%
--------------------------------------------- ----------------------------------
Prime Money Market Fund                                     42.12%
--------------------------------------------- ----------------------------------
Short Term Bond Fund                                        46.91%
--------------------------------------------- ----------------------------------
Small Cap Growth Fund                                       28.01%
--------------------------------------------- ----------------------------------
Small Cap Value Fund                                        27.37%
--------------------------------------------- ----------------------------------
Strategic Income Fund                                       66.30%
--------------------------------------------- ----------------------------------
Total Return Bond Fund                                      30.81%
--------------------------------------------- ----------------------------------
U.S. Treasury Money Market Fund                             63.74%
--------------------------------------------- ----------------------------------

                                FIFTH THIRD FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                   Fifth Third Structured Large Cap Plus Fund*
                     Fifth Third LifeModel Aggressive Fund(SM)
                    Fifth Third LifeModel Conservative Fund(SM)
                      Fifth Third LifeModel Moderate Fund(SM)
               Fifth Third LifeModel Moderately Aggressive Fund(SM)
              Fifth Third LifeModel Moderately Conservative Fund(SM).


                             DATED NOVEMBER 27, 2009

         This Statement of Additional Information (the "SAI") relates solely to the Prospectuses dated November 27, 2009 relating to the Fifth Third Structured Large Cap Plus Fund, a separate series of Fifth Third Funds (the "Trust"), and the Prospectuses dated November 27, 2009 relating to each of the Fifth Third LifeModel Aggressive Fund(SM), Fifth Third LifeModel Conservative Fund(SM), Fifth Third LifeModel Moderate Fund(SM), Fifth Third LifeModel Moderately Aggressive Fund(SM) and Fifth Third LifeModel Moderately Conservative Fund(SM) , each a separate series of the Trust.

         This SAI, which has been filed with the Securities and Exchange Commission ("SEC"), provides supplementary information pertaining to all classes of shares representing interests in each of the investment portfolios listed above (each a "Fund" and, collectively, the "Funds"). This SAI is not a prospectus, and should be read only in conjunction with the relevant prospectus for the Funds (each a "Prospectus"). The financial statements for the Funds including the notes thereto, dated July 31, 2009, are incorporated by reference into this SAI from the annual reports of the Funds. To receive a copy of any Prospectus, you may write the Trust at Fifth Third Funds, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 or call toll-free (800) 282-5706.

-----------
*The Fund is closed to all investments.

                                TABLE OF CONTENTS


                                                                            PAGE

GENERAL INFORMATION ABOUT THE TRUST...........................................1
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS...............................2

        Investment Objectives.................................................2

        Investment Limitations................................................2
ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN
 INVESTMENT TECHNIQUES........................................................5

        Types of Investments..................................................5
FIFTH THIRD FUNDS MANAGEMENT.................................................25

        Trustees and Officers................................................25

        Codes of Ethics......................................................29

        Voting Proxies on Fund Portfolio Securities..........................29

        Disclosure of Portfolio Holdings.....................................31
INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS...........................32

        Investment Advisor...................................................32

        Administrator and Sub-Administrator..................................33

        Fund Accountant and Sub-Accountant...................................34

        Custodian............................................................34

        Transfer and Dividend Disbursing Agent...............................35

        Additional Services - Services Agent.................................35

        Legal Counsel........................................................35

        Independent Registered Public Accounting Firm........................35
PORTFOLIO MANAGER INFORMATION................................................35
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS.............................38
PURCHASING SHARES............................................................40

        Administrative Services Agreement....................................40

        Distribution Plan....................................................41

        Conversion to Federal Funds..........................................42

        Exchanging Securities for Fund Shares................................42

        Payments to Dealers..................................................43
ADDITIONAL PAYMENTS BY THE ADVISOR AND AFFILIATES............................44
SELLING YOUR SHARES..........................................................46

        Redemption In Kind...................................................46

        Postponement of Redemptions..........................................47
DETERMINING NET ASSET VALUE..................................................47

        Valuation of the Funds...............................................47

        Use of Amortized Cost................................................48

        Trading In Foreign Securities........................................48
TAX STATUS...................................................................48

        Qualification as a Regulated Investment Company......................48

        Additional Tax Information Concerning the Asset Allocation Funds.....50

        Distributions........................................................51

        Selling Shares.......................................................53

        Foreign Taxes, Foreign Currency-Denominated Securities and
         Related Hedging Transactions........................................54

        Hedging .............................................................55

        Discount Securities..................................................55

        Master Limited Partnerships..........................................56

        Real Estate Investment Trusts........................................56

        Backup Withholding...................................................57

        Tax Shelter Reporting Regulations....................................57

        Tax-Exempt Shareholders..............................................58

        Shares Purchased through Tax-Qualified Plans.........................58

        Non-U.S. Shareholders................................................58

        General59

FINANCIAL STATEMENTS.........................................................59
APPENDIX A...................................................................60
APPENDIX B...................................................................65

                       GENERAL INFORMATION ABOUT THE TRUST

         The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. This Statement of Additional Information relates solely to the following series (each, a "Fund" and collectively, the "Funds"):

Fifth Third Structured Large Cap Plus Fund ("Structured Large Cap Plus Fund")

Fifth Third LifeModel Aggressive Fund(SM) ("LifeModel Aggressive Fund(SM)") Fifth Third LifeModel Conservative Fund(SM) ("LifeModel Conservative Fund(SM)") Fifth Third LifeModel Moderate Fund(SM) ("LifeModel Moderate Fund(SM)")
Fifth Third LifeModel Moderately Aggressive Fund(SM) ("LifeModel Moderately
 Aggressive Fund(SM)")
Fifth Third LifeModel Moderately Conservative Fund(SM) ("LifeModel Moderately
 Conservative Fund(SM)"
and, together with LifeModel Aggressive Fund(SM), the LifeModel Conservative Fund(SM), LifeModel Moderate Fund(SM), the LifeModel Moderately Aggressive Fund(SM), the "Asset Allocation Funds")

         The Funds offer shares of the following classes:

------------------------------------------------ ------------------- ----------- ------------ -----------
                                                 INSTITUTIONAL         CLASS A     CLASS B*     CLASS C

------------------------------------------------ ------------------- ----------- ------------ -----------
LifeModel Aggressive Fund(SM)                    X                   X           X            X
------------------------------------------------ ------------------- ----------- ------------ -----------
LifeModel Conservative Fund(SM)                  X                   X           X            X
------------------------------------------------ ------------------- ----------- ------------ -----------
LifeModel Moderate Fund(SM)                      X                   X           X            X
------------------------------------------------ ------------------- ----------- ------------ -----------
LifeModel Moderately Aggressive Fund(SM)         X                   X           X            X
------------------------------------------------ ------------------- ----------- ------------ -----------
LifeModel Moderately Conservative Fund(SM)       X                   X           X            X
------------------------------------------------ ------------------- ----------- ------------ -----------
Structured Large Cap Plus Fund                   X                   X           X            X
------------------------------------------------ ------------------- ----------- ------------ -----------

* Effective May 11, 2007, all Class B shares were closed to all purchases. Dividends may continue to be reinvested automatically without incurring a sales charge, and existing shareholders owning Class B shares may exchange to Class B shares of other Fifth Third Funds and may redeem shares as described in the Prospectus. Please contact Fifth Third Funds Shareholder Service at 1-800-282-5706 with any questions.

         Each Fund is an "open-end" management investment company and each is a "diversified" investment company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees ("Trustees") may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Fifth Third Funds' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fifth Third Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Shares of the Fifth Third Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that a matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Class A, Class B, and Class C shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.

         As used in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fifth Third Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fifth Third Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Fifth Third Funds or such Fund are represented in person or by proxy, or (b) more than 50% of the votes attributable to the outstanding shares of the Fifth Third Funds or such Fund.

         For purposes of determining the presence of a quorum and counting votes on matters presented, shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the meeting. Under the 1940 Act, the affirmative vote necessary to approve a matter under consideration may be determined by reference to a percentage of votes present at the meeting, which would have the effect of treating abstentions and non-votes as if they were votes against the proposal.


         The Trust's executive offices are located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263. The Trustees are responsible for managing the business and affairs of the Trust.


         All Funds are advised by Fifth Third Asset Management, Inc. ("FTAM" or the "Advisor"). Fifth Third Asset Management, Inc. is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is, in turn, a wholly-owned subsidiary of Fifth Third Bancorp.

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS


         The Prospectuses state the investment objective of each Fund and discuss certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the Prospectuses.


INVESTMENT OBJECTIVES

         Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

INVESTMENT LIMITATIONS

FUNDAMENTAL LIMITATIONS

         Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's outstanding shares.

         ISSUING SENIOR SECURITIES AND BORROWING MONEY. None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund may enter into futures contracts, as applicable. The Asset Allocation Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds intends to borrow money for investment leverage. None of the Funds consider a cash advance used to cover a short-term overdraft to be a borrowing.

         SELLING SHORT AND BUYING ON MARGIN. The Asset Allocation Funds will not sell any securities short or purchase any securities on margin, but the Funds may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

         The Structured Large Cap Plus Fund may sell securities short or purchase securities on margin, and may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by the Structured Large Cap Plus Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

         PLEDGING ASSETS. The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

         LENDING CASH OR SECURITIES. The Funds will not lend any of their respective assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of a Fund's total assets may be lent to third parties. The preceding limitation shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

         INVESTING IN COMMODITIES. None of the Funds will purchase or sell commodities or commodity contracts except to the extent that the Funds may engage in transactions involving financial futures contracts or options on financial futures contracts.

         INVESTING IN REAL ESTATE. None of the Funds will purchase or sell real estate, including limited partnership interests, although each of the Funds may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

         DIVERSIFICATION OF INVESTMENTS. Each of the Funds may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than

5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund.

         In order to qualify as a regulated investment company for tax purposes, each Fund may have no more than 25% of its total assets invested in the securities of any one issuer (other than securities of the U.S. government, its agencies or instrumentalities, or the shares of other regulated investment companies). In addition, with respect to 50% of its total assets, each Fund may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer (other than securities issued by the U.S. government, its agencies or instrumentalities), or invest in more than 10% of the voting securities of any one issuer (other than securities issued by the U.S. government, its agencies or instrumentalities), determined at the time of purchase.

         CONCENTRATION OF INVESTMENTS. A Fund will not invest 25% or more of the value of its total assets in any one industry, except that each Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities. Regarding the Asset Allocation Funds, underlying Funds are not themselves considered to be included in an industry for purposes of the preceding limitation.

         UNDERWRITING. A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

NON-FUNDAMENTAL LIMITATIONS

         Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.


         INVESTING IN ILLIQUID SECURITIES. The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities determined in accordance with procedures adopted by the Trustees not to be liquid, and non-negotiable time deposits with maturities over seven days.


         INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. Each Fund may invest in shares of other investment companies, including shares of iShares(R). The Funds will limit their respective investments in other investment companies that are not part of the same group of investment companies to no more than 3% of the total outstanding voting stock of any investment company, no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. The Funds may invest without limitation in shares of money market funds. The preceding limitations do not apply if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Asset Allocation Funds may invest all of their assets in investment companies that are part of the same group of investment companies.

         Investment companies include exchange-traded funds ("ETFs"). See the disclosure under the heading "Exchange-Traded Funds" below for more information on investments in ETFs. Pursuant to an SEC exemptive order issued to iShares(R), dated April 15, 2003, upon adherence to the conditions set forth in the order, the Funds may invest their respective net assets in iShares(R) in excess of the 3%, 5% and 10% limits described above.

         It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

         MISCELLANEOUS. Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

                   ADDITIONAL RISKS AND INFORMATION CONCERNING
                          CERTAIN INVESTMENT TECHNIQUES


         The Funds may invest in a variety of securities and may employ a number of investment techniques. With respect to the Asset Allocation Funds, investments and techniques used by a Fund include investments and techniques of the underlying funds in which a Fund invests, and to which an Asset Allocation Fund is exposed indirectly. The types of investments a Fund uses and some of the risks posed by such investments are described below. Not all Funds may use each type of investment technique. For example, a Fund's fundamental investment limitation may prohibit a Fund from using a specific investment technique or instrument. Please consult each Fund's prospectus for additional details regarding these and other permissible investments.


TYPES OF INVESTMENTS

         BANK INSTRUMENTS. Each Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation. Such instruments include certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. These instruments are not necessarily guaranteed by those organizations.

         In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Funds may invest in: (a) Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; (b) Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and
(c) Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States; provided such investment is in agreement with the Fund's investment objective and policies.

         CASH. From time to time, such as when suitable securities are not available, the Funds may retain a portion of their assets in cash. Any portion of a Fund's assets retained in cash may reduce the Fund's return.

         BEAR FUNDS. The Funds may invest in bear funds. Bear funds are designed to allow investors to speculate on anticipated decreases in the S&P 500(R) Index or to hedge an existing portfolio of securities or mutual fund shares.

         Due to the nature of bear funds, investors could experience substantial losses during sustained periods of rising equity prices. This is the opposite result expected of investing in a traditional equity mutual fund in a generally rising stock market. Bear funds employ certain investment techniques, including engaging in short sales and in certain transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes. Under these techniques, bear funds will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the fund terminates the position. Bear funds will generally realize a gain if the underlying security or index declines in price between those dates. The amount of any gain or loss on an investment technique may be affected by any premium or amounts in lieu of dividends or interest that the funds pay or receive as the result of the transaction.

         CLOSED-END INVESTMENT FUNDS. The Funds may invest in closed-end investment companies. The shares of closed-end investment companies will generally be exchange-traded and are not redeemable. Closed-end fund shares often trade at a substantial discount (or premium) from their net asset value. Therefore, there can be no assurance that a share of a closed-end fund, when sold, will be sold at a price that approximates its net asset value.

         The Funds may also invest in closed-end investment companies in transactions not involving a public offering. These shares will be "restricted securities" and a Fund may be required to hold such shares until the closed-end fund's termination unless redeemed earlier. Shares may not be sold, transferred, assigned, pledged, or otherwise disposed of without registration under applicable federal or state securities laws or pursuant to an exemption from registration (in which case the shareholder will, at the option of the closed-end fund, be required to provide the closed-end fund with a legal opinion, in form and substance satisfactory to the closed-end fund, that registration is not required). Accordingly, an investor must be willing to bear the economic risk of investment in the shares until shares are redeemed or the closed-end fund is liquidated. No sale, transfer, assignment, pledge, or other disposition, whether voluntary or involuntary, of the shares may be made except by registration by the transfer agent on the closed-end fund's books. Each transferee will be required to execute an instrument agreeing to be bound by these restrictions and to execute such other instruments or certifications as are reasonably required by the closed-end fund. A transfer of the shares owned by a shareholder will not relieve the shareholder of any unfulfilled subscription obligation. Consent of the closed-end fund is required prior to the assumption of the transferee's Subscription Agreement by another party. The closed-end fund may withhold consent to such an assumption at its absolute discretion.

         EXCHANGE-TRADED FUNDS (ETFS). The Funds may invest in shares of various ETFs, including exchange-traded index and bond funds and ETFs listed on U.S. and foreign exchanges. ETFs seek to track the performance of various securities indices. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bonds rises and falls. The market value of their shares may differ from the net asset value of the particular fund. A Fund will bear its ratable share of the ETF's expenses, including its advisory and administration fees. At the same time, a Fund will continue to pay its own investment management fees and other expenses. As a result, a Fund will absorb duplicate levels of fees with respect to investments in ETFs.

         Because most ETFs are investment companies, absent exemptive relief, investment in most such funds generally would be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company that is not part of the same group of investment companies to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of its assets. Pursuant to an exemptive order issued to iShares(R) Trust and iShares(R), Inc. ("iShares(R)")* dated April 15, 2003, upon adherence to the conditions set forth in the order, the Funds may invest their respective total assets in excess of the 3%, 5% and 10% limits described above.


         iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) Fund.


         COLLATERALIZED LOAN OBLIGATIONS ("CLOS"). A CLO is a type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans, which may include domestic and foreign senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, which vary in risk and yield. The riskier portion is the residual, or "equity," tranche, which bears some or all of the risk of default by the loans in the trust, and therefore protects the other more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche of a CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection provided by the equity tranche, senior CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, the total loss of the equity tranche due to losses in the collateral, market anticipation of defaults, fraud by the trust, and the illiquidity of CLO securities.


         The risks of an investment in a CLO largely depend on the type of underlying collateral securities and the tranche in which the Fund invests. Typically, CLOs are privately offered and sold, and thus are not registered under the securities laws. As a result, a Fund may characterize its investments in CLOs as illiquid, unless an active dealer market for a particular CLO allows the CLO to be purchased and sold in Rule 144A transactions. CLOs are subject to the typical risks associated with debt instruments discussed elsewhere in the prospectus and in this Statement of Additional Information (i.e., interest rate risk and credit risk). Additional risks of CLOs include (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments, (ii) a decline in the quality of the collateral, and (iii) the possibility that a Fund may invest in a subordinate tranche of a CLO. In addition, due to the complex nature of a CLO, an investment in a CLO may not perform as expected. An investment in a CLO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.

         COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. The Funds may invest in commercial paper (including variable amount master demand notes), which consists of short-term unsecured promissory notes issued by U.S. corporations, partnerships, trusts or other entities in order to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days remaining to maturity at the date of purchase. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Funds' restrictions on illiquid investments unless, in the judgment of the Advisor, and subject to the procedures adopted by the Board of Trustees, such note is liquid.

         CONVERTIBLE SECURITIES. The Funds may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

         A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund may hold or trade convertible securities.

         In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these characteristics with respect to a particular convertible security, the Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

         DERIVATIVES. Each Fund may, but is not required to, use derivative instruments for hedging, risk management purposes, as a substitute for direct investment in securities or other assets, or as part of its investment strategies. Generally, derivatives are financial contracts whose value depend upon, or are derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swaps). A description of these and other derivative instruments that the Funds may use are described further below.

         The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a Fund to the risk that the counterparty to an over-the-counter ("OTC") derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing its contractual rights.

         Derivative instruments are subject to other risks. For example, since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also are subject to the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to hedge or closely track.


         Custody Receipts. The Funds may invest in custody receipts that represent corporate debt securities. Custody receipts, such as Morgan Stanley TRACERs, are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities. Generally the sponsor will then sell those custody receipts in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt evidences the individual securities in the pool, and the holder of a custody receipt generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt will be treated as directly purchasing its pro rata share of the securities in the pool, for an amount equal to the amount that such holder paid for its custody receipt. If a custody receipt is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt. Additionally, the holder of a custody receipt may withdraw the securities represented by a custody receipt subject to certain conditions.

         Custody receipts are generally subject to the same risks as those securities evidenced by the receipts which, in the case of the Funds, are corporate debt securities. Additionally, custody receipts may be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

         Futures and Options Transactions. The Funds may engage in futures and options transactions to create investment exposure or to hedge to the extent consistent with their investment objectives and policies.

         As a means of reducing fluctuations in the net asset value of their shares, the Funds may attempt to hedge all or a portion of their portfolios through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to create investment exposure or to hedge all or a portion of their portfolios by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

         The Funds will maintain their positions in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

         Futures Contracts. A futures contract is a firm commitment by the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future.

         A securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

         The purpose of the acquisition or sale of a futures contract by a Fund may be to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. Each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets.

         Stock Index Options. The Funds may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

         The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolios correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisor to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

         Put Options on Financial Futures Contracts. The Funds may purchase listed put options on financial futures contracts. The Funds will use these options only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates, to create investment exposure, or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.

         Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

         Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

         A Fund may write listed put options on financial futures contracts to hedge its portfolio or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.

         Call Options on Financial Futures Contracts. The Funds may write listed call options or over-the-counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates, to create investment exposure, or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

         Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

         A Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.

         Limitation on Open Futures Positions. No Fund will maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

         "Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash, securities or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

         Purchasing Put Options on Portfolio Securities. The Funds may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

         Writing Covered Call Options on Portfolio Securities. The Funds may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

         Over-the-Counter Options. The Funds may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.

         Structured Investments. Structured investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Funds will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Advisor.


         Structured Notes. The Funds may invest in structured notes. Structured notes are derivatives where the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index(TM). In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Advisor wishes to accept while reducing or avoiding certain other risks.

         Swap Agreements. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vise versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.


         Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

         A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

         Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

         Swap agreements are typically settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and the Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.


         The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, in accordance with procedures adopted by the Board of Trustees, is responsible for determining and monitoring liquidity of a particular Fund's transactions in swap agreements.


         The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The Funds may invest in CMOs. Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association, Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

         The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

         Certain debt securities such as, but not limited to, mortgage-related securities, CMOs, asset backed securities ("ABSs") and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity.

         ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). The Funds may invest in ARMS. Generally, adjustable rate mortgages have a specified maturity date and amortize principal over their life. In periods of declining interest rates there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate can and does change in accordance with movements in a particular, pre-specified, published interest rate index. There are two main categories of indices: those based on U.S. Treasury obligations and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. The amount of interest on an adjustable rate mortgage is calculated by adding a specified amount to the applicable index, subject to limitations on the maximum and minimum interest that is charged during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

         The underlying mortgages which collateralize the ARMS will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage-related securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage-related securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

         FOREIGN CURRENCY TRANSACTIONS. The Funds may engage in foreign currency transactions.

         Currency Risks. The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Funds value their assets daily in U.S. dollars, they may not convert their holdings of foreign currencies to U.S. dollars daily. The Funds may incur conversion costs when they convert their holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Funds buy and sell currencies.

         The Funds may engage in foreign currency exchange transactions in connection with their portfolio investments. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Funds may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Advisor believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in each of the Funds' best interest to do so. The Funds may also enter into forward foreign currency exchange contracts to gain exposure to currencies underlying various securities or financial instruments held in the respective Fund.

         In addition, the Funds may be permitted to engage in cross-hedging. Cross-hedging involves the use of forward contracts to shift currency exposure from one non-U.S. Dollar currency to another non-U.S. Dollar currency. An example would be where, the Fund were overweight securities denominated in Sterling and the portfolio manager wished to bring that segment's currency weighting back within the parameters of the index. In this case, the portfolio manager would sell Sterling and buy the Euro using forward contracts. Cross-hedging will only be done relative to an established index and will not exceed 50% of a Fund's net assets.

         Currency hedging may also be accomplished through "proxy hedging," which is defined as entering into a position in one currency to hedge investments denominated in another currency, where two currencies are economically linked or otherwise correlated.


         FOREIGN CURRENCY OPTIONS. The Funds may engage in foreign currency options, and the funds in which they invest may engage in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.


         When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Funds against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a Fund were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put option. Likewise, if a Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, it would not have to exercise its call. Instead, it could acquire in the spot market the amount of foreign currency needed for settlement.


         Special Risks Associated with Foreign Currency Options. Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. There are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and a Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Funds will not purchase or write such options unless and until, in the opinion of the Advisor, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.


         The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

         FOREIGN CURRENCY FUTURES TRANSACTIONS. By using foreign currency futures contracts and options on such contracts, the Funds may be able to achieve many of the same objectives as they would through the use of forward foreign currency exchange contracts. The Funds may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

         Special Risks Associated with Foreign Currency Futures Contracts and Related Options. Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

         Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Funds will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Advisor, as applicable, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Funds because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

         GUARANTEED INVESTMENT CONTRACTS. The Funds may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under a GIC, the Fund gives cash to an insurance company which credits the Fund with the amount given plus interest based on a certain index, which interest is guaranteed to be not less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. The Funds will only purchase GICs from insurance companies which, at the time of purchase, have total assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments.

         LENDING OF PORTFOLIO SECURITIES. The Funds may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

         LOAN PARTICIPATION NOTES. The Funds may purchase loan participation notes. A loan participation note represents participation in a corporate loan of a commercial bank with a remaining maturity of one year or less. Such loans must be to corporations in whose obligations the Funds may invest. Any participation purchased by a Fund must be issued by a bank in the United States with total assets exceeding $1 billion. Because the issuing bank does not guarantee the participation in any way, the participation is subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for a Fund to assert through the issuing bank such rights as may exist against the corporate borrower if the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Moreover, under the terms of the loan participation a Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. The secondary market, if any, for loan participations is extremely limited and any such participation purchased by a Fund may be regarded as illiquid.

         LOWER-RATED AND UNRATED SECURITIES. The Funds may invest in higher yielding (and, therefore, higher risk), lower-rated fixed-income securities, including investment-grade securities, junk bonds and unrated securities. Securities rated in the fourth highest category by S&P or Moody's, BBB and Baa, respectively, although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than with respect to issuers of higher grade bonds.

         Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

         Special Risks Associated with Lower-Rated And Unrated Securities. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower-rated debt securities, the Advisor's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In light of these risks, the Advisor, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

         In addition, the market value of securities in lower-rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of securities for a Fund to purchase and may also have the effect of limiting the ability of the Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

         Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by the Funds may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower-rated securities.

         Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by that Fund. Neither event will require sale of the security by the Fund, but the Advisor will consider this event in its determination of whether the Fund should continue to hold the security.

         The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability to dispose of these securities.

         A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Fund.

         MASTER LIMITED PARTNERSHIPS. Master limited partnerships ("MLPs") are limited partnerships in which ownership units are publicly traded. MLPs often own or own interests in properties or businesses that are related to oil and gas industries, including pipelines, although MLPs may invest in other types of industries, or in credit-related investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. A Fund also may invest in companies who serve (or whose affiliates serve) as the general partner of an MLP.

         Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.


         The Funds may also hold investments in limited liability companies that have many of the same characteristics and are subject to many of the same risks as MLPs.


         Distributions attributable to gain from the sale of master limited partnerships may be taxed as ordinary income.

         MONEY MARKET INSTRUMENTS. The Funds may invest in money market instruments, which are high quality, short-term fixed income securities that adhere to the guidelines (i.e., liquidity, maturity and credit quality) set forth by Securities and Exchange Commission Rule 2a-7 under the 1940 Act, which governs the allowable investments purchased by money market funds.


         MUNICIPAL LEASES. The Funds may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, in accordance with procedures adopted by the Trustees, will base its determination on the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers recently willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security;
(4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (5) the general credit quality of the municipality, including: (a) whether the lease can be cancelled; (b) whether the assets represented by the lease can be sold; (c) the strength of the lessee's general credit; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality; and (e) the legal recourse in the event of a failure to appropriate.


         MUNICIPAL SECURITIES. The Funds may invest in municipal securities of any state which have the characteristics set forth in the prospectus of that Fund. Examples of municipal securities are (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (g) general obligation bonds.

         Variable Rate Municipal Securities. The Funds may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

         PARTICIPATION INTERESTS. The Funds may invest in participation interests. Participation interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which a Fund would be allowed to invest in directly. The financial institutions from which the Funds may purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give these Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

         REAL ESTATE INVESTMENT TRUSTS. The Funds may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest. The Funds' investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.


         REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements. A repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. A Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor to be creditworthy.

         RESTRICTED AND ILLIQUID SECURITIES. A Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. (The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established in accordance with procedures adopted by the Trustees are quite liquid.) The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity in accordance with such procedures, including Section 4(2) securities, as determined by the Advisor, as liquid and not subject to the investment limitation applicable to illiquid securities.

         The ability to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The determination of the liquidity of restricted securities is made by the Advisor in accordance with procedures adopted by the Trustees. The following criteria, among others, are considered in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.


         REVERSE REPURCHASE AGREEMENTS. Except as provided above, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

         STAND-BY COMMITMENTS. The Funds may enter into stand-by commitments with respect to municipal obligations held by them. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

         The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

         The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Advisor's opinion, present minimal credit risks. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value of a Fund. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

         STRIPPED OBLIGATIONS. The Funds may purchase U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution. These "stripped" U.S. Treasury obligations are offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program. The Funds may also purchase other stripped securities issued directly by agencies or instrumentalities of the U.S. government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. government that clear through the Federal Reserve System. These participations, which may be issued by the U.S. government (or a U.S. government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their face value. The Funds also may purchase U.S. dollar-denominated stripped securities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

         SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.


         SMBS which are not issued by the U.S. government (or a U.S. government agency or instrumentality) are considered illiquid. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees.


         Within the past several years, the Treasury Department has facilitated transfers of ownership of stripped securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system and the STRIPS program. Under the STRIPS program, the Funds will be able to have their beneficial ownership of stripped securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.


         In addition, the Funds may acquire other U.S. government obligations and their unmatured interest coupons that have been stripped by their holder. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners.


         Although a "stripped" security may not pay interest to holders prior to maturity, federal income tax regulations require a Fund to recognize as interest income a portion of the security's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

         TRUST PREFERRED SECURITIES. Trust preferred securities are issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities currently permit the issuing entity to treat the interest payments as a tax-deductible cost. These securities, which have no voting rights, have a final stated maturity date and a fixed schedule for periodic payments. In addition, these securities have provisions which afford preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt securities of the same issuer. The issuers of these securities have the right to defer interest payments for a period of up to five years, although interest continues to accrue cumulatively. The deferral of payments may not exceed the stated maturity date of the securities themselves. The non-payment of deferred interest at the end of the permissible period will be treated as an event of default. At the present time, the Internal Revenue Service treats capital securities as debt.

         U.S. GOVERNMENT OBLIGATIONS. The types of U.S. government obligations in which the Funds may invest include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. The Student Loan Marketing Association can also issue debt as a corporation, which is not considered a U.S. Government obligation.

         Variable Rate U.S. Government Securities. Some of the short-term U.S. government securities that the Funds may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

         OVERSEAS PRIVATE INVESTMENT CORPORATION CERTIFICATES. The Funds may invest in Certificates of Participation issued by the Overseas Private Investment Corporation ("OPIC"). OPIC is a U.S. Government agency that sells political risk insurance and loans to help U.S. businesses invest and compete in over 140 emerging markets and developing nations worldwide. OPIC provides medium to long-term loans and guaranties to projects involving significant equity or management participation. OPIC can lend up to $250 million per project on either a project finance or a corporate finance basis in countries where conventional institutions are often unable or unwilling to lend on such a basis. OPIC issues Certificates of Participation to finance projects undertaken by U.S. companies. These certificates are guaranteed by OPIC and backed by the full faith and credit of the U.S. Government.

         WARRANTS. The Funds may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

         WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. A Fund may enter into when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 25% of the total value of their assets.

         TEMPORARY AND DEFENSIVE INVESTMENTS. A Fund may hold up to 100% of its assets in cash, short-term debt securities or other short-term instruments for temporary defensive purposes. A Fund will adopt a temporary defensive position when, in the opinion of the Advisor, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Funds may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's ("S&P") or the "Prime" major rating category by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or Moody's.


         PORTFOLIO TURNOVER. The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The portfolio turnover rates for the Funds for fiscal years ended July 31, 2009 and July 31, 2008 were as follows:

----------------------------------------------- ------------------ ------------------
                                                FISCAL YEAR ENDED  FISCAL YEAR ENDED
                                                    JULY 31, 2009      JULY 31, 2008

----------------------------------------------- ------------------ ------------------
LifeModel Aggressive Fund(SM)                                  9%                26%
----------------------------------------------- ------------------ ------------------
LifeModel Conservative Fund(SM)                                6%                23%
----------------------------------------------- ------------------ ------------------
LifeModel Moderate Fund(SM)                                    7%                23%
----------------------------------------------- ------------------ ------------------
LifeModel Moderately Aggressive Fund(SM)                       8%                26%
----------------------------------------------- ------------------ ------------------
LifeModel Moderately Conservative Fund(SM)                     8%                25%
----------------------------------------------- ------------------ ------------------
Structured Large Cap Plus Fund(1)                            188%               147%
----------------------------------------------- ------------------ ------------------

(1) During the fiscal years ended July 31, 2008 and 2009 the quantitative management process employed by the Structured Large Cap Plus Fund resulted in slightly higher turnover rates than some fundamentally managed portfolios.

                          FIFTH THIRD FUNDS MANAGEMENT

         The Funds are managed under the direction of the Board of Trustees. Subject to the provisions of the Declaration of Trust, By-laws and Massachusetts law, the Trustees have all powers necessary and desirable to carry out this responsibility, including the election and removal of Trust officers.

         TRUSTEES AND OFFICERS


         The Trustees and officers of the Trust, their ages, the positions they hold with the Trust, their terms of office and lengths of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that each Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address, unless otherwise noted, of the persons listed below is 38 Fountain Square Plaza, Cincinnati, Ohio 45263. Fund Complex includes the portfolios of the Trust described in this SAI, in addition to other portfolios of the Trust, which are offered by separate prospectuses and separate statement of additional information.

                              INDEPENDENT TRUSTEES

----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------
                                                                                               NUMBER OF
                         POSITION                                                            PORTFOLIOS IN
                           HELD       TERM OF OFFICE         PRINCIPAL OCCUPATION(S)           FUND COMPLEX         OTHER
                         WITH THE     AND LENGTH OF              DURING THE PAST              OVERSEEN BY    DIRECTORSHIPS HELD
     NAME AND AGE          TRUST      TIME SERVED(1)                 5 YEARS                    TRUSTEE          BY TRUSTEE
----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------
Edward Burke Carey      Chairman-    January           President, Carey Realty                     24        Canisius
Age: 64                 Board of     1989-Present      Investments, Inc. (commercial real                    College-Trustee.
                        Trustees                       estate), 1990-Present.

----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------
David J. Durham         Trustee      June              Chairman of the Board since 2005,           24        None.
Age: 64                              2001-Present      President and Chief Executive
                                                       Officer of Clipper Products, Inc.,

                                                       (importer and wholesale
                                                       distributor), September
                                                       1997-Present.

----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------
David J. Gruber         Trustee      December          President, DJG Financial Consulting         24        CASA of Delaware
Age: 45                              2003-Present      (accounting and finance                               County
                                                       consultant), June
                                                       2007-Present. Project
                                                       Professional, Resources
                                                       Global Professionals
                                                       (accounting and finance
                                                       consultant), December
                                                       2004-June 2007. CFO, Ohio
                                                       Arts & Sports Facilities
                                                       Commission (state funding
                                                       oversight agency), April
                                                       2003-December 2004.
                                                       Finance Director, Ohio
                                                       Expositions Commission
                                                       (state fair and expo
                                                       center), April 1996-March
                                                       2003.
----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------

                                       25


----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------
                                                                                               NUMBER OF
                         POSITION                                                            PORTFOLIOS IN
                           HELD       TERM OF OFFICE         PRINCIPAL OCCUPATION(S)           FUND COMPLEX         OTHER
                         WITH THE     AND LENGTH OF              DURING THE PAST              OVERSEEN BY    DIRECTORSHIPS HELD
     NAME AND AGE          TRUST      TIME SERVED(1)                 5 YEARS                    TRUSTEE          BY TRUSTEE
----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------
J. Joseph Hale Jr.      Trustee      March             President and CEO of Medilux               24         Trustee for
Age: 59                              2001-Present      Healthcare, April 2008-Present.                       Hanover College,
                                                       EVP and Managing Director, DHR                        Egan Maritime
                                                       International (executive recruiter),                  Institute, Sconset
                                                       April 2007-Present. Consultant, Duke                  Chapel, and Sconset
                                                       Energy, April 2006-March 2007.                        Trust.
                                                       President, Cinergy Foundation (manager
                                                       of corporate contributions of certain
                                                       Duke Energy entities), November 2001-
                                                       Present.



----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------
John E. Jaymont         Trustee      October 2001-     Business Development Director,              24        None.
Age: 64                              Present           Printing Industry of Ohio/North
                                                       Kentucky (printing industry
                                                       association), Feb. 2002- Present.
                                                       Management Consultant, April
                                                       2000-February 2002.

----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------

1. Each Trustee serves until the election and qualification of a successor, or until death, resignation, retirement or removal as provided in the Trust's Amended and Restated Declaration of Trust. Retirement occurs on the last day of the fiscal year in which the Trustee's 72nd birthday occurs.

                                    OFFICERS

------------------------------- --------------------- --------------------- -----------------------------------------------------
                                     POSITION(S)             TERM OF
                                        HELD               OFFICE AND
          NAME AND                    WITH THE             LENGTH OF                      PRINCIPAL OCCUPATION(S)
             AGE                       FUNDS             TIME SERVED(1)                   DURING THE PAST 5 YEARS
------------------------------- --------------------- --------------------- -----------------------------------------------------
E. Keith Wirtz                  President             April 2007-Present    President, Fifth Third Asset Management, Inc. 2003-
Age: 49                                                                     Present.

------------------------------- --------------------- --------------------- -----------------------------------------------------
Matthew A. Ebersbach            Vice President,       March 2006-Present;   Vice President of Fifth Third Asset Management,
Age: 39                         Assistant Treasurer   September             Inc. 2006 - Present; Assistant Vice President of
                                and Assistant         2008-Present          Fifth Third Asset Management, Inc. 2001-2005.
                                Principal Financial
                                Officer

------------------------------- --------------------- --------------------- -----------------------------------------------------
Richard B. Ille                 Vice President        April 2007-Present    Managing Director, Products and Marketing, Fifth
Age: 45                                                                     Third Asset Management, Inc., 2001-Present.

------------------------------- --------------------- --------------------- -----------------------------------------------------
James A. Mautino                Anti-Money            February              Vice President and Chief Compliance Officer, Fifth
Age: 41                         Laundering and        2007-Present          Third Asset Management, Inc. August 2005-Present;
                                Chief Compliance                            Director of Risk and Compliance, State Street Bank
                                Officer                                     and Trust Company, October 1995-July 2005.

------------------------------- --------------------- --------------------- -----------------------------------------------------
Shannon King                    Treasurer and         March 2008-Present    Vice President, Mutual Fund Administration, Fifth
Age:  37                        Principal Financial                         Third Asset Management, Inc. 2007-Present;
                                Officer                                     Assistant Vice President, Capital Markets
                                                                            Treasury and Derivatives Manager 2005-2007
                                                                            and Capital Markets Accounting Manager
                                                                            2001-2005 at Fifth Third Bancorp.

------------------------------- --------------------- --------------------- -----------------------------------------------------


                                       26


------------------------------- --------------------- --------------------- -----------------------------------------------------
                                     POSITION(S)             TERM OF
                                        HELD               OFFICE AND
          NAME AND                    WITH THE             LENGTH OF                      PRINCIPAL OCCUPATION(S)
             AGE                       FUNDS             TIME SERVED(1)                   DURING THE PAST 5 YEARS
------------------------------- --------------------- --------------------- -----------------------------------------------------
Matthew A. Swendiman            Secretary and         April                 Secretary and Chief Administrative Officer, Fifth
Age: 36                         Chief Legal Officer   2007-Present;         Third Asset Management, Inc., May 2009 to Present;
                                                      September             Vice President and Counsel of Fifth Third Bank,
                                                      2009-Present          March 2006-May 2009; Attorney, Kirkpatrick &
                                                                            Lockhart Nicholson Graham, LLP, May 2005-March
                                                                            2006; Counsel, The Phoenix Companies, Inc., July
                                                                            2002-April 2005.

------------------------------- --------------------- --------------------- -----------------------------------------------------
Ryan Casey                      Assistant Treasurer    April 2009-Present   Assistant Vice President, State Street Bank and
State Street Bank                                                           Trust Company (a Massachusetts trust company)
and Trust Company,                                                          2000-Present.
One Lincoln Street,
Boston, MA 02111
Age: 36

------------------------------- --------------------- --------------------- -----------------------------------------------------
Tracy Kaufman                   Assistant Treasurer   June 2007-Present     Assistant Vice President, State Street Bank and
State Street Bank and Trust                                                 Trust Company (a Massachusetts trust company)
Company, One Lincoln Street,                                                1986-Present.
Boston, MA 02111
Age: 51

------------------------------- --------------------- --------------------- -----------------------------------------------------
Francine S. Hayes               Assistant Secretary   June 2007-Present     Vice President and Senior Counsel, State Street Bank
State Street Bank and                                                       and Trust Company (a Massachusetts trust  company)
Trust Company, One                                                          2004-Present.
Lincoln Street,
Boston, MA 02111
Age: 41

------------------------------- --------------------- --------------------- -----------------------------------------------------


1.       The Trust's Officers are elected annually by the Trustees.

For Officers, positions held with affiliated persons of the Trust (or affiliated persons of such persons) are listed in the following table:


----------------------------- --------------------------------------------------------------------------------------------
NAME                          POSITIONS HELD WITH AFFILIATED PERSONS OF THE FUNDS
----------------------------- --------------------------------------------------------------------------------------------
E. Keith Wirtz                Fifth Third Asset Management, Inc., President
----------------------------- --------------------------------------------------------------------------------------------
Matthew A. Ebersbach          Fifth Third Asset Management, Vice President
----------------------------- --------------------------------------------------------------------------------------------
Richard B. Ille               Fifth Third Asset Management, Inc., Executive Director
----------------------------- --------------------------------------------------------------------------------------------
Matthew A. Swendiman          Fifth Third Asset Management, Inc., Secretary and Chief Administrative Officer
----------------------------- --------------------------------------------------------------------------------------------
James A. Mautino              Fifth Third Asset Management, Inc., Vice President and Chief Compliance Officer
----------------------------- --------------------------------------------------------------------------------------------
Shannon King                  Fifth Third Asset Management, Inc., Vice President
----------------------------- --------------------------------------------------------------------------------------------


COMMITTEES OF THE BOARD OF TRUSTEES


         AUDIT COMMITTEE. The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of an independent registered public accounting firm for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. Messrs. Hale, Durham, Jaymont, and Gruber serve on this Committee. For the fiscal year ended July 31, 2009, there were five meetings of the Audit Committee.

         NOMINATIONS COMMITTEE. The purpose of the Nominations Committee is to recommend qualified candidates to the Board of Trustees in the event that a position is vacated or created. Messrs. Hale, Durham, Jaymont and Gruber serve on this committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the Fifth Third Funds, 38 Fountain Square Plaza, Cincinnati, Ohio 45263. During the fiscal year ended July 31, 2009, the Nominations Committee did not meet.

         COMPLIANCE COMMITTEE. The purpose of the Compliance Committee is to review, analyze and investigate compliance matters of the Trust identified by the Board to the Committee. The Committee's function is strictly one of oversight. Generally, the full Board, rather than this Committee, will exercise direct oversight with respect to the Trust's compliance matters. Messrs. Hale and Gruber serve on this committee. During the fiscal year ended July 31, 2009, the Compliance Committee did not meet.

         SPECIAL PROXY VOTING COMMITTEE. The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Trust with respect to specific votes referred by the Trust's investment adviser. Messrs. Hale, Durham, Jaymont, and Gruber serve on this Committee. During the fiscal year ended July 31, 2009, the Special Proxy Voting Committee did not meet.


TRUSTEES' SECURITIES OWNERSHIP


         For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Funds and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund family of investment companies as of December 31, 2008:

---------------------------- ------------------------------------------------------------ ---------------------------------------
                                                                                          AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                          SECURITIES IN ALL REGISTERED
                                                                                          INVESTMENT COMPANIES OVERSEEN BY
                                                                                          TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE              DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS               COMPANIES
---------------------------- ------------------------------------------------------------ ---------------------------------------
Edward Burke Carey           None                                                         Over $100,000
---------------------------- ------------------------------------------------------------ ---------------------------------------
J. Joseph Hale, Jr.          LifeModel Moderate Fund(SM): $1-10,000                       $1-10,000
---------------------------- ------------------------------------------------------------ ---------------------------------------
David J. Durham              LifeModel Moderate Fund(SM): $10,001-50,000                  Over $100,000
                             LifeModel Moderately Aggressive Fund(SM): >$100,000
---------------------------- ------------------------------------------------------------ ---------------------------------------
John E. Jaymont              None                                                         $10,001-50,000
---------------------------- ------------------------------------------------------------ ---------------------------------------
David J. Gruber              LifeModel Moderate Fund: $1-10,000                           $10,001-50,000
---------------------------- ------------------------------------------------------------ ---------------------------------------

         As of December 31, 2008, none of the independent Trustees or their immediate family members owned beneficially the securities of an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust.

         As of November 4, 2009, the Officers and Trustees owned less than 1% of any class of any Fund.


TRUSTEES COMPENSATION


         Effective January 1, 2008, the Trustees, who are not interested persons of the Trust receive from the Trust, receive an annual retainer of $35,000 for service on the Board. Each Independent Trustee receives a fee of $7,500 for each regular quarterly Board meeting attended in person. Each Independent Trustee also receives a fee of $3,750 for attendance by telephone at any meeting of the Board other than a regular quarterly meeting. Trustees are reimbursed for any out-of-pocket expenses relating to attendance at such meetings. The Chairperson of the Board receives $8,000 for each meeting over which he or she presides as Chairman, in addition to any other fees received.


         Each Audit Committee member receives an annual retainer of $3,500 and a fee of $1,250 for each Audit Committee meeting attended in person. The Chairperson of the Audit Committee receives $2,500 for each meeting over which he presides as Chairman, in addition to any other fees received.

         Each Compliance Committee member receives an annual retainer of $5,500 per year (payable in a lump sum at the first Compliance Committee meeting of the calendar year). The Compliance Committee fees are paid only in years in which a Compliance Committee meeting takes place. The Chairperson of the Compliance Committee receives an additional retainer of $2,000, in addition to any other fees received.

         Each Nominations Committee member receives a fee of $1,000 for each Nominations Committee meeting attended in person.


      The following table summarizes the compensation, including committee fees, paid to the Trustees of the Trust for the fiscal year ended July 31, 2009.

---------------------------------- --------------------- ---------------------- --------------------- -------------------------
                                                                    PENSION OR
                                              AGGREGATE    RETIREMENT BENEFITS       ESTIMATE ANNUAL   TOTAL COMPENSATION FROM
                                       COMPENSATION FOR     ACCRUED AS PART OF         BENEFITS UPON    FUNDS AND FUND COMPLEX
                                                    THE          FUND EXPENSES            RETIREMENT      PAID TO TRUSTEES FOR
                                      FISCAL YEAR ENDED      FISCAL YEAR ENDED     FISCAL YEAR ENDED     THE FISCAL YEAR ENDED
NAME OF PERSON                           JULY 31, 2009*          JULY 31, 2009         JULY 31, 2009             JULY 31, 2009
---------------------------------- --------------------- ---------------------- --------------------- -------------------------

TRUSTEES

---------------------------------- --------------------- ---------------------- --------------------- -------------------------
Edward Burke Carey                             $159,500                   None                  None                  $159,500
---------------------------------- --------------------- ---------------------- --------------------- -------------------------
J. Joseph Hale, Jr.                              95,300                   None                  None                    95,300
---------------------------------- --------------------- ---------------------- --------------------- -------------------------
David J. Durham                                  95,300                   None                  None                    95,300
---------------------------------- --------------------- ---------------------- --------------------- -------------------------
John E. Jaymont                                 105,300                   None                  None                   105,300
---------------------------------- --------------------- ---------------------- --------------------- -------------------------
David J. Gruber                                  95,300                   None                  None                    95,300
---------------------------------- --------------------- ---------------------- --------------------- -------------------------

1. Compensation excludes reimbursement of travel and other out-of-pocket expenses.


BENEFICIAL OWNERSHIP


         The name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund's outstanding shares as of November 4, 2009 is set forth in Appendix B.


TRUSTEE LIABILITY

         The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, the Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

CODES OF ETHICS

         Each of the Trust, Fifth Third Asset Management, Inc., and FTAM Funds Distributor, Inc. has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

         The Board has delegated to the Advisor authority to vote proxies on the securities held in a Fund's portfolio. The Board has also approved the Advisor's policies and procedures for voting the proxies, which are described below.

Proxy Voting Procedures


         The Advisor has engaged RiskMetrics Group ("RiskMetrics") to administer the proxy voting policy. The Advisor's Investment Committee reviews and adopts annually the proxy voting recommendations contained in the RiskMetrics Proxy Voting Guidelines Summary. The Chief Investment Officer of the Advisor must approve any deviations from these guidelines.


         With respect to any proxy vote made on behalf of the Trust that involves a material conflict of interest for the Advisor, the Advisor will refer such proxy vote to the Special Proxy Voting Committee. The Special Proxy Voting Committee is composed exclusively of the independent Trustees of the Board of Trustees of the Funds and will conduct its activities according to the Special Proxy Voting Committee Charter.

Proxy Voting Policies


         On matters of corporate governance, generally RiskMetrics will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction when the economic factors outweigh any neutral or negative governance changes; and, with respect to shareholder proposals, ask a company to submit its poison pill for shareholder ratification.

         On matters of capital structure, generally RiskMetrics will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to reduce the par value of common stock, and for proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

         On matters relating to management compensation, generally RiskMetrics will vote: for stock incentive plans that provide a dollar-for-dollar cash for stock exchange; and against proposals that would permit retirement plans for nonemployee directors.

         On matters relating to corporate transactions, RiskMetrics will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. RiskMetrics will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. RiskMetrics will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Advisor may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if RiskMetrics decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though RiskMetrics typically votes against such measures in other contexts.


Information Regarding Proxy Votes

         You may obtain information without charge about how a Fund voted proxies related to its portfolio securities during the 12 month period ended June 30, without charge, by visiting the Securities and Exchange Commission's Web site at www.sec.gov or the Funds' website at www.fifththirdfunds.com.

DISCLOSURE OF PORTFOLIO HOLDINGS

         The Board of Trustees has adopted on behalf of the Funds policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures (the "Procedures") are designed to protect the confidentiality of the Funds' portfolio holdings information and to prevent the selective disclosure of such information (except as otherwise permitted by applicable law and the Procedures). The Procedures may be modified at any time by the Trust's Chief Compliance Officer ("CCO"), provided that any material changes be reported to the Board of Trustees, and to the extent necessary, will be amended to conform to rules and regulations adopted by the SEC. No provision of the Procedures is intended to restrict or prevent the disclosure of portfolio holdings information that may be required by applicable law or requested by governmental authorities.


         The Funds will make their respective portfolio holdings information available on the Funds' website at www.fifththirdfunds.com in the section "Annual Reports and Other Information". The Funds' website contains the complete schedule of each Fund's portfolio holdings as of the most recent month's end. This information is generally posted on the Funds' website no sooner than 15 days after each month's end, and will remain available on the website until at least the date on which the Funds file a report on Form N-CSR or a report on Form N-Q for the period that includes the date as of which the information is current. The posted schedules include information for each portfolio security (not including cash positions) held by each of the Funds as of the relevant month's end. In addition, the Funds' portfolio holdings are disclosed to the public, on a quarterly basis, on forms required to be filed with the SEC. The Funds' reports on Form N-CSR (with respect to each annual period and semi-annual period) and reports on Form N-Q (with respect to the first and third quarters of each of the Funds' fiscal years) are available on the SEC's website at www.sec.gov. If a Fund's portfolio holdings information is disclosed to the public (either through a filing on the SEC's EDGAR website or otherwise) before the disclosure of the information on the Funds' website, such Fund may post such information on the Funds' website. Except as provided in the Procedures, the Funds' portfolio holdings may not be disclosed to third parties prior to posting on the website.

         A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if the CCO determines that such disclosure is in the best interests of the Fund's shareholders. In addition, the third party receiving the non-public portfolio holdings will be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including the Funds' adviser and its affiliates, sub-advisers, and the Funds' custodian, sub-administration and accounting services provider, independent accounting firm, fund counsel, and proxy voting service provider.


         Except for entities that utilize FTAM model portfolios (e.g., overlay managers and wrap sponsors) which may or may not closely resemble Fund portfolios, non-public portfolio holdings may not be disseminated for compensation or other consideration. A list of all persons who receive non-public portfolio holdings will be available upon request to the CCO.

         The frequency with which the non-public portfolio holdings will be disclosed, as well as the lag time associated with such disclosure, will vary depending on such factors as the circumstances of the disclosure and the reason therefore.

         The Funds have ongoing arrangements to disclose portfolio holdings to the following Service Providers:

NAME OF VENDOR                                    TYPE OF SERVICE                     FREQUENCY       LAG TIME
------------------------------------------------- ----------------------------------- --------------- --------------
DDM Marketing & Communications                    Marketing & Communications          Weekly and      One day
                                                                                      Quarterly
Standard & Poor's                                 Ratings Agency                      Weekly          One day
Moody's Investors Service                         Ratings Agency                      Weekly          One day
Fitch Ratings Ltd.                                Ratings Agency                      Weekly          One day
FactSet                                           Portfolio analytics                 Daily           N/A
Interactive Data Bond Edge                        Portfolio analytics                 Daily           N/A
Investor Tools - SMART/Perform                    Portfolio analytics                 Daily           N/A
Yield Book                                        Portfolio analytics                 Daily           N/A
Advent Axys                                       Portfolio accounting                Daily           N/A
Able Noser                                        Trade cost analysis                 Monthly         Five days
SG Constellation                                  Distribution services               Weekly          One day
eA Data Automation Services                       Marketing Support                   Quarterly       8 days
Fifth Third Bank                                  Portfolio management and            Daily           N/A
                                                  administrative support
Prima Capital Management, Inc.                    Overlay manager                     Daily           N/A
Merrill Lynch                                     Wrap sponsor                        Daily           N/A
Morgan Stanley                                    Wrap sponsor                        Daily           N/A
Fifth Third Securities                            Wrap sponsor                        Daily           N/A
Envestnet Asset Management                        Overlay manager                     Daily           N/A
Bear Stearns                                      Wrap sponsor                        Daily           N/A
TD Ameritrade                                     Wrap sponsor                        Daily           N/A
Placemark Investments                             Overlay manager                     Daily           N/A
------------------------------------------------- ----------------------------------- --------------- --------------

         Exceptions to the Procedures may only be made if approved in writing by the CCO when the Fund has legitimate business purposes for doing so, and if the recipients are subject to a confidentiality agreement, as described above. Any exceptions must be reported to the Board of Trustees at its next regularly scheduled meeting.


         The Advisor has primary responsibility for ensuring that each of the Funds' portfolio holdings information is only disclosed in accordance with the Procedures. As part of this responsibility, the Advisor, maintains such internal informational barriers as it believes are reasonably necessary for preventing the unauthorized disclosure of non-public portfolio holdings. The CCO is responsible for reviewing, at least annually, the Advisor's policies, procedures and/or processes and for reporting to the Board of Trustees whether, in the CCO's view, these policies, procedures and /or processes are reasonably designed to comply with the Procedures.


         If the CCO determines that the Advisor's policies, procedures and/or processes are not reasonably designed to comply with the Procedures, the CCO shall notify the Advisor of such deficiency and request that the Advisor indicate how it intends to address the deficiency. If the deficiency is not addressed to the CCO's satisfaction within a reasonable time after such notification (as determined by the CCO), then the CCO shall promptly notify the Board of Trustees of the deficiency and shall discuss with the Board possible responses.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

INVESTMENT ADVISOR

         Fifth Third Asset Management, Inc. serves as investment advisor to all Funds and provides investment advisory services through its Trust and Investment Division. FTAM is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which, in turn, is a wholly-owned subsidiary of Fifth Third Bancorp.


         The Advisor shall not be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


         Because of the internal controls maintained by FTAM to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of FTAM's or any affiliate's lending relationship with an issuer.

ADVISORY FEES


         For advisory services, the Advisor receives annual investment advisory fees as described in the Prospectuses. The following shows gross investment advisory fees for the Funds and fees waived by the Advisor for the fiscal years ended July 31, 2009, July 31, 2008, and July 31, 2007 (amounts in thousands).

------------------------------------- ------------- ----------------- --------------- --------------- ------------ ---------------
FUND NAME                                     YEAR               FEES            YEAR            FEES        YEAR            FEES
                                             ENDED            WAIVED/           ENDED         WAIVED/       ENDED         WAIVED/
                                          JULY 31,        REIMBURSED-        JULY 31,     REIMBURSED-    JULY 31,     REIMBURSED-
                                              2009              2009*            2008           2008*        2007           2007*
------------------------------------- ------------- ----------------- --------------- --------------- ------------ ---------------
LifeModel Aggressive Fund(SM)             $169,940          $538,166        $284,736        $779,619         $292            $787
------------------------------------- ------------- ----------------- --------------- --------------- ------------ ---------------
LifeModel Conservative Fund(SM)             64,356           243,454          79,916         290,058           82             307
------------------------------------- ------------- ----------------- --------------- --------------- ------------ ---------------
LifeModel Moderate Fund(SM)                491,434         1,183,434         727,621       1,682,451          799           1,903
------------------------------------- ------------- ----------------- --------------- --------------- ------------ ---------------
LifeModel Moderately Aggressive
Fund(SM)                                   308,023           942,139         481,555       1,288,687          521           1,354
------------------------------------- ------------- ----------------- --------------- --------------- ------------ ---------------
LifeModel Moderately Conservative
Fund(SM)                                    95,935           324,975         140,871         425,456          157             477
------------------------------------- ------------- ----------------- --------------- --------------- ------------ ---------------
Structured Large Cap Plus Fund             624,534           323,842       1,250,884         450,482        1,559             233
------------------------------------- ------------- ----------------- --------------- --------------- ------------ ---------------

* The amounts include fee waivers and expense reimbursements by the Advisor pursuant to expense limitations in effect during the fiscal year.


         ADMINISTRATOR AND SUB-ADMINISTRATOR


         Prior to November 21, 2006, Fifth Third Bank was the Trust's administrator. Effective November 21, 2006, Fifth Third Asset Management, Inc. (the "Administrator") became the Funds' administrator which generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. The Funds pay the Administrator administration fees at the annual rates set forth below which are computed daily and paid monthly based on average daily net assets of the Trust; the fees are prorated among the Funds based upon their relative average daily net assets. In addition, a $10,000 annual per class per Fund applies beyond the first four classes per Fund, and each Fund is subject to an annual $20,000 minimum fee.


ADMINISTRATION FEE               TRUST AVERAGE DAILY NET ASSETS
------------------               ------------------------------
0.20%                            Up to $1 billion
0.18%                            In excess of $1 billion up to $2 billion
0.17%                            In excess of $2 billion

         Prior to June 1, 2007, BISYS Fund Services Ohio, Inc. was the Trust's sub-administrator. Effective June 1, 2007, State Street Bank and Trust Company, State Street Financial Center, One Lincoln

Street, Boston, MA 02111 became the Funds' sub-administrator (the
"Sub-Administrator"). The Sub-Administrator performs sub-administration services on behalf of each Fund for which it receives compensation from the Administrator.


         The following shows administration fees for Fifth Third Bank and the Administrator incurred by the Funds, and the amounts of those fees that were waived by Fifth Third Bank and/or the Administrator for the fiscal years ended July 31, 2009, July 31, 2008 and July 31, 2007 (amounts in thousands).

-------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
                                                   YEAR                      YEAR                      YEAR
                                                  ENDED         FEES        ENDED         FEES        ENDED         FEES
                                               JULY 31,      WAIVED-     JULY 31,      WAIVED-     JULY 31,      WAIVED-
                 FUND NAME                         2009         2009         2008         2008         2007         2007
-------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
LifeModel Aggressive Fund(SM)                  $196,155            --     $328,503          --         $337            --
-------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
LifeModel Conservative Fund(SM)                  74,289            --       92,198          --           94            --
-------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
LifeModel Moderate Fund(SM)                     567,273            --      839,468          --          923            --
-------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
LifeModel Moderately Aggressive Fund(SM)        355,549            --      555,578          --          602            --
-------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
LifeModel Moderately Conservative Fund(SM)      110,738            --      162,525          --          181            --
-------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
Structured Large Cap Plus Fund                  154,580            --      309,261          --          386            --
-------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------


FUND ACCOUNTANT AND SUB-ACCOUNTANT

         Prior to November 21, 2006, Fifth Third Bank served as fund accountant for the Funds. Effective November 21, 2006, Fifth Third Asset Management, Inc. serves as fund accountant for the Funds (the "Fund Accountant"). Prior to May 14, 2007, BISYS Fund Services Ohio, Inc. served as the sub-fund accountant for the Funds. Effective May 14, 2007, State Street Bank and Trust Company serves as the sub-fund accountant for the Funds (the "Sub-Accountant"). The Sub-Accountant maintains the Trust's fund accounting records. The Funds pay the Fund Accountant accounting fees at the annual rates set forth below which are computed daily and paid monthly based on average daily net assets of each Fund, subject to a $30,000 per Fund annual minimum, plus out-of-pocket expenses. In addition, a $10,000 annual flat per class per fee per Fund applies beyond the initial class of shares.

-------------------------------- ----------------------------------------------
ACCOUNTING FEE                   FUND AVERAGE DAILY NET ASSETS
-------------------------------- ----------------------------------------------
0.020%                           Up to $500 million
-------------------------------- ----------------------------------------------
0.015%                           $500 million and up to $1 billion
-------------------------------- ----------------------------------------------
0.010%                           In excess of $1 billion
-------------------------------- ----------------------------------------------


         The following shows fund accounting fees incurred by the Funds for the fiscal years ended July 31, 2009, July 31, 2008 and July 31, 2007 (amounts in thousands).

--------------------------------------------------------- -------------------- ------------------- --------------------
                                                                   YEAR ENDED          YEAR ENDED           YEAR ENDED
FUND NAME                                                       JULY 31, 2009       JULY 31, 2008        JULY 31, 2007
--------------------------------------------------------- -------------------- ------------------- --------------------
LifeModel Aggressive Fund(SM)                                         $58,851             $66,932                  $77
--------------------------------------------------------- -------------------- ------------------- --------------------
LifeModel Conservative Fund(SM)                                        58,684              59,015                   70
--------------------------------------------------------- -------------------- ------------------- --------------------
LifeModel Moderate Fund(SM)                                            94,503             125,803                  141
--------------------------------------------------------- -------------------- ------------------- --------------------
LifeModel Moderately Aggressive Fund(SM)                               69,976              93,055                  107
--------------------------------------------------------- -------------------- ------------------- --------------------
LifeModel Moderately Conservative Fund(SM)                             58,849              58,648                   69
--------------------------------------------------------- -------------------- ------------------- --------------------
Structured Large Cap Plus Fund                                         69,790              77,181                   83
--------------------------------------------------------- -------------------- ------------------- --------------------


CUSTODIAN

         Prior to June 1, 2007, Fifth Third Bank was the custodian for the Funds. Effective June 1, 2007, State Street Bank and Trust Company became the custodian for the Funds (the "Custodian"). The Custodian holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fees for custody services are based upon the market value of Fund securities held in custody plus maintenance fees, transaction fees and out-of-pocket expenses. For the period August 1, 2006 through May 31, 2007, the custody fees and expenses for Fifth Third Bank incurred by the Fifth Third Funds complex were approximately $1,060,981.


TRANSFER AND DIVIDEND DISBURSING AGENT

         Boston Financial Data Services, Inc., 30 Dan Road, Canton, Massachusetts 02021, serves as the transfer and dividend disbursing agent for the Funds (the "Transfer Agent"). The fees paid to the Transfer Agent are based upon the size, type and number of accounts and transactions made by shareholders. The Funds also reimburse the Transfer Agent for various out-of-pocket expenses.

ADDITIONAL SERVICES - SERVICES AGENT


         Prior to May 14, 2007, Fifth Third Asset Management, Inc. assisted BISYS Fund Services Ohio, Inc. with transfer agency-related services. Pursuant to a Services Agreement dated May 14, 2007, Fifth Third Asset Management, Inc. (the "Services Agent") provides certain other transfer-agent related services for the Funds, for an annual fee of $370,000, payable monthly. For the fiscal years ended July 31, 2009 and July 31, 2008 and the period May 14, 2007 through July 31, 2007, the Services Agent earned $370,000, $370,000 and $77,083, respectively, in services agent fees. For the period August 1, 2006 through May 13, 2007, the Services Agent earned fees from BISYS Fund Services Ohio, Inc. in the amount of $516,192.

LEGAL COUNSEL

         Vedder Price P.C., 222 North LaSalle Street, Chicago, IL 60601 is counsel to the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         PricewaterhouseCoopers LLP, 1100 Walnut, Suite 1300, Kansas City, Missouri 64106, serves as the Funds' independent registered public accounting firm. PricewaterhouseCoopers LLP will audit and report on the Funds' annual financial statements, and may perform other professional tax, accounting, auditing and advisory services when engaged to do so by the Funds.


                          PORTFOLIO MANAGER INFORMATION

         The portfolio managers identified under "Fund Management - Portfolio Managers" in each Prospectus are responsible for the day-to-day management of the Funds. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. Information regarding these accounts is set below.


----------------------------------------------------------------------------------------------------------------------
                             NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                                                   AS OF JULY 31, 2009
------------------------------- ------------------------------ ---------------------------- --------------------------
      PORTFOLIO MANAGER          OTHER REGISTERED INVESTMENT     OTHER POOLED INVESTMENT         OTHER ACCOUNTS
                                          COMPANIES                     VEHICLES
------------------------------- ------------------------------ ---------------------------- --------------------------
Samrat Bhattacharya             Number: 0                      Number: 1                    Number: 3
                                Assets: None                   Assets: $222,921,534         Assets: $35,846,839
------------------------------- ------------------------------ ---------------------------- --------------------------
Scott A. Billeadeau             Number: 0                      Number: 1                    Number: 30
                                Assets: None                   Assets: $4,510,844           Assets: $83,763,765
------------------------------- ------------------------------ ---------------------------- --------------------------
Mark Koenig                     Number: 0                      Number: 1                    Number: 3
                                Assets:   None                 Assets: $222,921,534         Assets: $35,846,839
------------------------------- ------------------------------ ---------------------------- --------------------------
Mitchell L. Stapley             Number: 0                      Number: 4                    Number:  201
                                Assets: None                   Assets:  $672,498,228        Assets:  $3,753,148,081
------------------------------- ------------------------------ ---------------------------- --------------------------


                                       35


----------------------------------------------------------------------------------------------------------------------
                             NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                                                   AS OF JULY 31, 2009
------------------------------- ------------------------------ ---------------------------- --------------------------
      PORTFOLIO MANAGER          OTHER REGISTERED INVESTMENT     OTHER POOLED INVESTMENT         OTHER ACCOUNTS
                                          COMPANIES                     VEHICLES
------------------------------- ------------------------------ ---------------------------- --------------------------
Michael P. Wayton               Number: 0                      Number: 1                    Number: 3
                                Assets:   None                 Assets: $222,921,534         Assets: $35,846,839
------------------------------- ------------------------------ ---------------------------- --------------------------
E. Keith Wirtz                  Number: 0                      Number: 0                    Number: 75
                                Assets: None                   Assets: None                 Assets: $1,259,995,449
------------------------------- ------------------------------ ---------------------------- --------------------------

         None of the portfolio managers are responsible for managing any accounts for which the advisory fee is based on performance.


CONFLICTS OF INTEREST

         From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, the "Managed Accounts"). The Managed Accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The Managed Accounts might also have different investment objectives or strategies than the Fund.

         Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of a Fund. The portfolio manager knows the size, timing and possible market impact of the Fund's trades and could use this information to the advantage of the Managed Accounts and to the possible detriment of the Fund.

         Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and the Managed Accounts, but may not be available in sufficient quantities for both the Fund and the Managed Accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another Managed Account. Fifth Third Asset Management, Inc. has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

         Portfolio Manager Compensation. Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Advisor may receive fees from certain accounts that are higher than the fee it receives from the Funds, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Funds. The Advisor has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

PORTFOLIO MANAGER COMPENSATION

Fifth Third Asset Management, Inc.

         Each Fifth Third Asset Management, Inc. portfolio manager's compensation generally consists of a base salary, a cash incentive bonus and certain Fifth Third Bancorp long-term, non-cash incentives. Portfolio managers are also eligible for the standard retirement, health and welfare benefits available to all

FTAM and Fifth Third Bancorp employees. In the case of portfolio managers responsible for managing multiple Funds and/or other FTAM advisory accounts, the method used to determine manager compensation is the same for all such Funds and other accounts.

         Portfolio manager base salaries are based upon the manager's experience and level of expertise, taking into account ongoing compensation benchmark analyses performed by FTAM's human resource specialists. A portfolio manager's base salary is generally a fixed amount that may change as a result of periodic performance reviews, upon assumption of new duties, or when a market adjustment of the position is deemed by management to be warranted.

         A portfolio manager's bonus is determined by a number of factors. The most important factor is the gross, pre-tax performance over rolling 3-year periods of the managed Funds and other accounts versus the applicable benchmarks against which the performance of the relevant asset class or classes are measured. No incentive bonus is earned under this factor unless the manager outperforms such benchmark(s). Another factor makes such comparison over the most recent one-year period and takes other, more subjective, components and factors into account, including but not limited to client involvement and interaction, client retention and the portfolio manager's compliance record.


         The applicable benchmarks for each Fund, which may include modified versions of the index and/or blends of multiple indexes, are as follows:

------------------------------------------------------------- -----------------------------------------------------------

FUND NAME                                                     INDEX
------------------------------------------------------------- -----------------------------------------------------------
LifeModel Aggressive Fund(SM)                                 Wilshire 5000 Index, Barclays Capital Intermediate
                                                              Government/Credit Bond Index, LifeModel Aggressive Target
                                                              Neutral Style Class Index Blend, LifeModel Aggressive
                                                              Target Neutral Asset Class Index Blend

------------------------------------------------------------- -----------------------------------------------------------
LifeModel Conservative Fund(SM)                               Wilshire 5000 Index, Barclays Capital Intermediate
                                                              Government/Credit Bond Index, LifeModel Conservative
                                                              Target Neutral Style Class Index Blend, LifeModel
                                                              ConservativeTarget Neutral Asset Class Index Blend

------------------------------------------------------------- -----------------------------------------------------------
LifeModel Moderate Fund(SM)                                   Wilshire 5000 Index, Barclays Capital Intermediate
                                                              Government/Credit Bond Index, LifeModel Moderate Target
                                                              Neutral Style Class Index Blend, LifeModel Moderate
                                                              Target Neutral Asset Class Index Blend

------------------------------------------------------------- -----------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM)                      Wilshire 5000 Index, Barclays Capital Intermediate
                                                              Government/Credit Bond Index, LifeModel Moderately
                                                              Aggressive Target Neutral Style Class Index Blend,
                                                              LifeModel Moderately Aggressive Target Neutral Asset
                                                              Class Index Blend

------------------------------------------------------------- -----------------------------------------------------------
LifeModel Moderately Conservative Fund(SM)                    Wilshire 5000 Index, Barclays Capital Intermediate
                                                              Government/Credit Bond Index, LifeModel Moderately
                                                              Conservative Target Neutral Style Class Index Blend,
                                                              LifeModel Moderately Conservative Target Neutral Asset
                                                              Class Index Blend

------------------------------------------------------------- -----------------------------------------------------------
Structured Large Cap Plus Fund                                S&P 500 Index, Russell 1000 Index
------------------------------------------------------------- -----------------------------------------------------------


SECURITIES OWNERSHIP

         The following table discloses the dollar range of equity securities beneficially owned by the portfolio managers in each of the Funds for which they are primarily responsible as of July 31, 2009:


--------------------------------- -------------------------------------------------------- -----------------------
                                                                                               DOLLAR RANGE OF
   NAME OF PORTFOLIO MANAGER                               FUND                               EQUITY SECURITIES
--------------------------------- -------------------------------------------------------- -----------------------
Samrat Bhattacharya                           Structured Large Cap Plus Fund                        None
--------------------------------- -------------------------------------------------------- -----------------------
Scott A. Billeadeau                              LifeModel Aggressive Fund                   $10,001 - $50,000
--------------------------------- -------------------------------------------------------- -----------------------

                                       37

--------------------------------- -------------------------------------------------------- -----------------------
                                                                                               DOLLAR RANGE OF
   NAME OF PORTFOLIO MANAGER                               FUND                               EQUITY SECURITIES
--------------------------------- -------------------------------------------------------- -----------------------
                                               LifeModel Conservative Fund                          None
                                                  LifeModel Moderate Fund                       $1 - $10,000
                                           LifeModel Moderately Aggressive Fund                     None
                                          LifeModel Moderately Conservative Fund                    None

--------------------------------- -------------------------------------------------------- -----------------------
Mark Koenig                                   Structured Large Cap Plus Fund                 $10,001 - $50,000
--------------------------------- -------------------------------------------------------- -----------------------
Mitchell L. Stapley                              LifeModel Aggressive Fund                          None
                                                LifeModel Conservative Fund                         None
                                                  LifeModel Moderate Fund                    $10,001 - $50,000
                                           LifeModel Moderately Aggressive Fund                     None
                                          LifeModel Moderately Conservative Fund                    None

--------------------------------- -------------------------------------------------------- -----------------------
Michael P. Wayton                             Structured Large Cap Plus Fund                        None
--------------------------------- -------------------------------------------------------- -----------------------
E.Keith Wirtz                                    LifeModel Aggressive Fund                          None
                                                LifeModel Conservative Fund                         None
                                                  LifeModel Moderate Fund                           None
                                           LifeModel Moderately Aggressive Fund               $10,001-$50,000
                                          LifeModel Moderately Conservative Fund                    None

--------------------------------- -------------------------------------------------------- -----------------------


                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS


         The Advisor selects brokers and dealers to handle the purchase and sale of portfolio instruments for the Funds. In selecting brokers and dealers to effect portfolio transactions for the Funds, the Advisor seeks to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, spreads and other costs, is normally an important factor in this decision, but the Advisor may consider various other factors as it deems relevant. These factors may include, without limitation: (1) the Advisor's knowledge of negotiated commission rates and spreads currently available; (2) the nature of the security being traded; (3) the size and type of transaction;
(4) the nature and character of the market for the security; (5) the desired timing of the trade; (6) the activity existing and expected in the market for the security; (7) confidentiality and anonymity; (8) execution, (9) clearance and settlement capabilities, as well as the reputation and perceived soundness of the brokers/dealers selected and others which are considered; (10) the Advisor's knowledge of actual or apparent broker/dealer operational problems;
(11) the broker/dealer's execution services rendered on a continuing basis and in other transactions; and (12) the reasonableness of spreads or commissions. The Advisor also may consider the quality of research and/or services provided by executing broker/dealers, as discussed below. The Advisor maintains procedures for monitoring best execution, and routinely reviews commission rates and execution and settlement services provided by various broker/dealers in order to determine their competitiveness. The Advisor is not permitted to consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.


         In reliance on the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Advisor may cause the Funds to pay broker/dealers providing the Funds with brokerage and research services (as defined in the 1934 Act) an amount of commission for effecting portfolio transactions in excess of the commission another broker/dealer would have charged for effecting the transaction. These brokerage and research services may include, without limitation, written and oral reports on the economy, industries, sectors and individual companies or issuers; appraisals and analysis relating to markets and economic factors; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation and trading systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Generally, the Advisor may use brokerage and research services to benefit the Funds as well as other investment accounts managed by the Advisor or its affiliates. The Advisor may not necessarily use all brokerage and research services received to benefit the particular Fund paying the brokerage commissions that gave rise to the receipt of such services.

         The determination and evaluation of the reasonableness of brokerage commissions paid in connection with portfolio transactions are based primarily on the professional opinions of the advisory personnel responsible for the placement and review of such transactions. These opinions are formed on the basis of, among other things, the experience of these individuals in the securities industry and information available to them concerning the level of commissions being paid by other investors of comparable size and type. The Advisor may select broker/dealers based on its assessment of their ability to provide quality executions and its belief that the research, information and other services provided by such broker/dealer may benefit the Funds. It is not possible to place a precise dollar value on the special executions or on the brokerage and research services the Advisor receives from broker/dealers effecting transactions in portfolio securities. Accordingly, broker/dealers selected by the Advisor may be paid commissions for effecting portfolio transactions in excess of amounts other broker/dealers would have charged for effecting similar transactions if the Advisor determines in good faith that such amounts are reasonable in relation to the value of the brokerage and/or research services provided by those broker/dealers.


         Selected products or services provided by broker/dealers may have multiple uses, including administrative, marketing or other uses which do not constitute brokerage or research services within the meaning of Section 28(e) of the 1934 Act. Such products or services are generally referred to as "mixed-use" items. The Advisor evaluates mixed-use products and services and will attempt to make a reasonable allocation of the cost of the product or service according to its use. The Advisor may consider various objective factors in making such an allocation, such as the amount of time that the product or service is used, for an eligible purpose within the meaning of Section 28(e) of the 1934 Act. A conflict of interest may arise in allocating the cost of mixed-use items between research and non-research purposes. The proportion of products and services attributable to eligible brokerage or research services will be paid through brokerage commissions generated by Fund transactions; the portion attributable to ineligible products and services will by paid by the Advisor from its own resources. Although the allocation of mixed-use items is not precisely determined, the Advisor makes a good faith effort to fairly allocate such items.


         The Advisor evaluates brokerage and research services provided by broker/dealer firms on at least an annual basis. The evaluation criteria focus upon the quality and quantity of brokerage and research services provided by such broker/dealer firms and whether the commissions paid for such services are fair and reasonable.

         The allocation of portfolio transactions, including their frequency, to various dealers is determined by the Advisor in its best judgment and in a manner deemed fair and reasonable to shareholders. The major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts.

         Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisor, the Advisor may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Advisor or its affiliates are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may affect the price paid or shares received by the Funds or the size of the position obtained or disposed of by the Funds. Generally, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

         The following table shows the amount of brokerage commissions paid by the Structured Large Cap Plus Fund to brokers who provide research services to the Funds, and the total amounts of the transactions pursuant to which such commissions were paid, for the fiscal year ended July 31, 2009:

---------------------------------------- ------------------------------------ -------------------------------------
                                            COMMISSIONS PAID ON TRANSACTIONS
                                                 DIRECTED TO FIRMS PROVIDING    AMOUNT OF TRANSACTIONS DIRECTED TO
                                                                    RESEARCH              FIRMS PROVIDING RESEARCH
FUND                                                           JULY 31, 2009                         JULY 31, 2009
---------------------------------------- ------------------------------------ -------------------------------------
Structured Large Cap Plus Fund                                      $350,607                          $200,495,418
---------------------------------------- ------------------------------------ -------------------------------------

         The following table shows the aggregate amount of brokerage commissions paid by the Structured Large Cap Plus Fund for the fiscal years ended July 31 of each year shown:

---------------------------------------- ------------------------ ----------------------- -------------------------
                                                 TOTAL BROKERAGE         TOTAL BROKERAGE           TOTAL BROKERAGE
                                                COMMISSIONS PAID        COMMISSIONS PAID          COMMISSIONS PAID
FUND                                               JULY 31, 2009           JULY 31, 2008             JULY 31, 2007
---------------------------------------- ------------------------ ----------------------- -------------------------
Structured Large Cap Plus Fund                          $415,235                $499,957                  $348,154
---------------------------------------- ------------------------ ----------------------- -------------------------

         For each of the three most recent fiscal years, none of the Funds paid brokerage commissions to any affiliated broker.

         During the fiscal year ended July 31, 2009, the Structured Large Cap Plus Fund acquired securities of certain of the Fund regular broker dealers or the parents of such firms. The aggregate holdings of the Fund of those brokers or dealers as of July 31, 2009 (amounts in thousands, except shares) were as follows:

BROKER/DEALER                    FUND                                            SHARES    PRINCIPAL     MARKET VALUE
-------------------------------- --------------------------------------- --------------- ------------ ----------------
Bank of America Corp.            Structured Large Cap Plus                       55,169            -              816
-------------------------------- --------------------------------------- --------------- ------------ ----------------
Bank of New York                 Structured Large Cap Plus                       14,917            -              408
-------------------------------- --------------------------------------- --------------- ------------ ----------------
Goldman Sachs                    Structured Large Cap Plus                        7,737            -            1,263
-------------------------------- --------------------------------------- --------------- ------------ ----------------
JP Morgan Securities             Structured Large Cap Plus                       48,475            -            1,874
-------------------------------- --------------------------------------- --------------- ------------ ----------------


                                PURCHASING SHARES

         Shares of the Funds are sold at their net asset value, less any applicable sales charge, on days the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing shares of the Funds is explained in the Prospectus for such Fund and Class under "Investing in the Funds."

ADMINISTRATIVE SERVICES AGREEMENT


         With respect to Class C Shares, the Trust has entered into an Administrative Service Agreement to permit the payment of non 12b-1 fees to FTAM Funds Distributor, Inc. to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These non 12b-1 fees are paid at the following amounts: Class C Shares - up to 0.25%. Benefits to shareholders of Class C Shares of the Funds may include: (1) providing personal services to shareholders; (2) processing shareholder transactions with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; (4) responding promptly to shareholders' requests and inquiries concerning their accounts; and (5) providing such other services as necessary to service shareholder accounts. These classes of shares are designed for shareholders who may be investing through financial institutions that are providing additional services to such shareholders. These institutions may select whichever class most appropriately compensates them for the level of services they are providing and may be dependent on other fees charged to their clients. Such selection may not represent the least expensive class available to shareholders. The Funds seek to provide flexibility to financial institutions in levels of compensation they may receive from shareholders but are not able to verify that financial institutions are offering the most appropriate share class to their clients. For the fiscal year ended July 31, 2009, the Distributor was paid $84,113 for Class C Shares.


DISTRIBUTION PLAN


         FTAM Funds Distributor, Inc. (the "Distributor") serves as the Funds' distributor and has a principal place of business at 1290 Broadway, Suite 1100, Denver, Colorado 80203. With respect to Class A shares, Class B shares and Class C shares of the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 under the 1940 Act. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. The Plan is a compensation plan, which means that the distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor. Pursuant to the Plan, the Distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders.

         Pursuant to the Plan with respect to Class A Shares, the Funds which offer Class A Shares are authorized to compensate the Distributor at the annual rate of up to 0.25% of the average aggregate net asset value of the Class A Shares of each applicable Fund held during the month. The fees paid to the Distributor pursuant to the Plan for the Class A shares for the Funds for the last three fiscal years are set forth in the table below.

-------------------------------------------- --------------------- ------------------- ------------------
                                                   CLASS A SHARES      CLASS A SHARES     CLASS A SHARES
                                                FISCAL YEAR ENDED   FISCAL YEAR ENDED  FISCAL YEAR ENDED
                                                    JULY 31, 2007       JULY 31, 2008      JULY 31, 2009
-------------------------------------------- --------------------- ------------------- ------------------

                                                 DISTRIBUTION AND    DISTRIBUTION AND   DISTRIBUTION AND
                                                     SERVICE FEES        SERVICE FEES       SERVICE FEES

-------------------------------------------- --------------------- ------------------- ------------------
LifeModel Aggressive Fund(SM)                             $139,000            $134,214            $73,309
-------------------------------------------- --------------------- ------------------- ------------------
LifeModel Conservative Fund(SM)                            39,000              36,277             25,543
-------------------------------------------- --------------------- ------------------- ------------------
LifeModel Moderate Fund(SM)                               247,000             216,197            129,456
-------------------------------------------- --------------------- ------------------- ------------------
LifeModel Moderately Aggressive Fund(SM)                  328,000             294,683            169,602
-------------------------------------------- --------------------- ------------------- ------------------
LifeModel Moderately Conservative Fund(SM)                 93,000              79,808             45,697
-------------------------------------------- --------------------- ------------------- ------------------
Structured Large Cap Plus Fund                             54,000              41,071             18,347
-------------------------------------------- --------------------- ------------------- ------------------

         Pursuant to the Plan with respect to Class B Shares, the Funds which offer Class B Shares are authorized to compensate the Distributor at the annual rate of up to 1.00% of the average aggregate net asset value of the Class B Shares of each applicable Fund held during the month. The fees paid to the

Distributor pursuant to the Plan for the Class B shares for the Funds for the last three fiscal years are set forth in the table below.

-------------------------------------------- --------------------- ------------------- ------------------
                                                   CLASS B SHARES      CLASS B SHARES     CLASS B SHARES
                                                FISCAL YEAR ENDED   FISCAL YEAR ENDED  FISCAL YEAR ENDED
                                                    JULY 31, 2007       JULY 31, 2008      JULY 31, 2009
-------------------------------------------- --------------------- ------------------- ------------------
                                                 DISTRIBUTION AND    DISTRIBUTION AND   DISTRIBUTION AND
                                                     SERVICE FEES        SERVICE FEES       SERVICE FEES
-------------------------------------------- --------------------- ------------------- ------------------
LifeModel Aggressive Fund(SM)                            $185,000            $162,839            $85,498
-------------------------------------------- --------------------- ------------------- ------------------
LifeModel Conservative Fund(SM)                           101,000              85,546             57,128
-------------------------------------------- --------------------- ------------------- ------------------
LifeModel Moderate Fund(SM)                               445,000             389,783            226,760
-------------------------------------------- --------------------- ------------------- ------------------
LifeModel Moderately Aggressive Fund(SM)                  572,000             512,926            295,091
-------------------------------------------- --------------------- ------------------- ------------------
LifeModel Moderately Conservative Fund(SM)                201,000             167,757             96,387
-------------------------------------------- --------------------- ------------------- ------------------
Structured Large Cap Plus Fund                             11,000               9,167              4,400
-------------------------------------------- --------------------- ------------------- ------------------

         Pursuant to the Plan with respect to Class C Shares, the Funds are authorized to compensate the Distributor at the annual rate of up to 0.75% of the average aggregate net asset value of the Class C Shares of each applicable Fund held during the month. The fees paid to the Distributor pursuant to the Plan for the Class C shares for the Funds for the last three fiscal years are set forth in the table below.

-------------------------------------------- --------------------- ------------------- -------------------
                                                   CLASS C SHARES      CLASS C SHARES      CLASS C SHARES
                                                FISCAL YEAR ENDED   FISCAL YEAR ENDED   FISCAL YEAR ENDED
                                                    JULY 31, 2007       JULY 31, 2008       JULY 31, 2009
-------------------------------------------- --------------------- ------------------- -------------------
                                                 DISTRIBUTION AND    DISTRIBUTION AND    DISTRIBUTION AND
                                                     SERVICE FEES        SERVICE FEES        SERVICE FEES
-------------------------------------------- --------------------- ------------------- -------------------
LifeModel Aggressive Fund(SM)                             $22,000             $20,490             $11,256
-------------------------------------------- --------------------- ------------------- -------------------
LifeModel Conservative Fund(SM)                            25,000              19,441              13,433
-------------------------------------------- --------------------- ------------------- -------------------
LifeModel Moderate Fund(SM)                                48,000              40,193              22,888
-------------------------------------------- --------------------- ------------------- -------------------
LifeModel Moderately Aggressive Fund(SM)                   68,000              56,902              29,270
-------------------------------------------- --------------------- ------------------- -------------------
LifeModel Moderately Conservative Fund(SM)                 23,000              19,654              10,787
-------------------------------------------- --------------------- ------------------- -------------------
Structured Large Cap Plus Fund                              1,000                 742                 306
-------------------------------------------- --------------------- ------------------- -------------------


         With respect to all share classes offered by the Trust, these classes of shares are designed for shareholders who may be investing through financial institutions that are providing additional services to such shareholders. These institutions may select whichever class most appropriately compensates them for the level of services they are providing and may be dependent on other fees charged to their clients. Such selection may not represent the least expensive class available to shareholders. The Funds seek to provide flexibility to financial institutions in levels of compensation they may receive from shareholders but are not able to verify that financial institutions are offering the most appropriate share class to their clients.

CONVERSION TO FEDERAL FUNDS

         It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

EXCHANGING SECURITIES FOR FUND SHARES

         Investors may, in certain circumstances as permitted by the Funds' custodian, exchange securities they already own for shares of a Fund or they may exchange a combination of securities and cash for

Fund shares. Any securities to be exchanged must, in the opinion of the Advisor, meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to the custodian. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Advisor. This securities exchange feature may not be available to shareholders of certain financial intermediaries that may not be able to support this.

         A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of a Fund on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.

         Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

PAYMENTS TO DEALERS

         Authorized broker-dealers, financial institutions and other financial intermediaries who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation (a "reallowance"). Such reallowance is paid by the Distributor using money from sales charges and distribution/service (12b-1) fees. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the 1933 Act. From time to time, the Distributor may elect to reallow up to the following amounts:

Class A Shares

                                        All Funds
--------------------------------------- ------------------------------------ --------------------------
                                                                             Dealer
Purchase Amount                         Load/Sales Charge                    Reallowance
--------------------------------------- ------------------------------------ --------------------------
Less than $50,000                            5.00%                                4.50%
--------------------------------------- ------------------------------------ --------------------------
$50,000 but less than $100,000               4.50%                                4.00%
--------------------------------------- ------------------------------------ --------------------------
$100,000 but less than $250,000              3.50%                                3.00%
--------------------------------------- ------------------------------------ --------------------------
$250,000 but less than $500,000              2.50%                                2.10%
--------------------------------------- ------------------------------------ --------------------------
$500,000 but less than $1,000,000            2.00%                                1.70%
--------------------------------------- ------------------------------------ --------------------------
$1,000,000 but less than $5,000,000*         0.00%                                1.00%
--------------------------------------- ------------------------------------ --------------------------
$5,000,000 but less than $25,000,000*        0.00%                                0.75%
--------------------------------------- ------------------------------------ --------------------------
$25,000,000 or more*                         0.00%                                0.50%
--------------------------------------- ------------------------------------ --------------------------


         A finder's fee may be paid for Class A Shares only. The load/sales charge represents the amount a shareholder pays to purchase the Class A Shares, and the dealer reallowance represents the commission paid to the selling broker/dealer. If a finder's fee is paid to a selling broker/dealer, there will be a 1% contingent deferred sales charge ("CDSC") for a period of 12 months.

         *If you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the twelvth month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

         Class A Shares are sold with an initial sales charge as detailed in the chart above.

         The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class A Shares for which such dealers are designated the dealer of record):

--------------------- ----------------------------------------------------------
Rate                  Fund
--------------------- ----------------------------------------------------------
Up to 0.25%           All Funds currently making payments under a Class A Shares distribution plan
--------------------- ----------------------------------------------------------

Class B Shares

         Effective May 15, 2007, Class B shares are closed to all new shareholders. Class B Shares are sold without any initial sales charge. The Distributor pays 4% of the amount invested to dealers who sell Class B Shares. A contingent deferred sales charge may be applied to Class B Shares you sell within six years of purchase as shown in the schedule under "Shareholder Information" in the prospectus.

         The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class B Shares for which such dealers are designated the dealer of record):

--------------------- ----------------------------------------------------------
Rate                  Fund

--------------------- ----------------------------------------------------------
Up to 0.25%           All Funds currently making payments under a Class B Shares distribution plan
--------------------- ----------------------------------------------------------

Class C Shares

         Class C Shares are sold without any initial sales charge. The Distributor pays 1% of the amount invested to dealers who sell Class C Shares. A contingent deferred sales charge may be applied to Class C Shares you sell within twelve months of purchase.

         The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class C Shares for which such dealers are designated the dealer of record):


------------------------------ -------------------------------------------------
Rate                           Fund
------------------------------ -------------------------------------------------
Up to 0.75% subsequent to      All funds currently making payments under a Class
first 12 months                C Shares 12b-1 distribution plan
------------------------------ -------------------------------------------------

         All underwriters retain monies, as well as 12b-1 and service fees for shareholder accounts held directly with the funds may be used by the Distributor or the Advisor to offset the costs of the Distributor and other distribution activities.


                ADDITIONAL PAYMENTS BY THE ADVISOR AND AFFILIATES

         Under certain circumstances, the Advisor or its affiliates may use their own funds to compensate broker-dealers, financial institutions, and financial intermediaries that, for instance, sell or arrange for the sale of Fund shares or that perform various shareholder support services, in amounts that are additional to the amounts paid by the Distributor. In addition, from time to time, the Advisor or its affiliates, at their expense, may provide additional commissions, compensation, or promotional incentives ("concessions") to broker-dealers, financial institutions, and financial intermediaries which sell or arrange for the sale of shares of a Fund or that perform various shareholder support services. Additional information about such payments is provided below. The Advisor or its affiliates may terminate such payments at any time.

         "Financial intermediaries" are firms that receive compensation for selling shares of the Funds and/or provide services to the Funds' shareholders. Financial intermediaries may include, among others, your broker, your securities dealer, your financial planner or advisor, banks, or insurance companies. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets", sponsors of wrap fee programs, and sponsors of networking systems.

         The Advisor and/or its affiliates, in their discretion, may pay dealers, selling or servicing agents, or other financial intermediaries and service providers for distribution or shareholder servicing activities. These payments are made out of the Advisor's and/or its affiliate's own resources, including from the profits derived from the advisory fees the Advisor receives from the Funds. These cash payments, which may be substantial, are paid to firms having business relationships with the Advisor and/or its affiliates, and are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Funds to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors.

         In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue-sharing". Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Advisor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Advisor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Advisor and/or its affiliates may reimburse expenses, including travel and lodging expenditures, related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the FINRA) designed to increase sales representatives' awareness about Funds.

         The Advisor and/or its affiliates may make payments to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as participation in networking arrangements, recordkeeping, and other shareholder services. The Advisor and/or its affiliates also may make payments for administrative services related to the distribution of Fund shares through the intermediary. The service provider may use these payments to offset or reduce fees that would otherwise be paid directly to them by certain account holders.

         The Advisor may consider various factors to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of customers of the intermediary or overall asset levels of the Funds held for or by customers of the intermediary, the willingness of the intermediary to allow the Advisor to provide educational and training support for the intermediary's sales personnel relating to the Funds, the availability of the Funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary, and the Advisor's and/or its affiliate's relationship with the intermediary. To the extent that financial intermediaries receiving distribution-related payments from the Advisor and/or its affiliates sell more of the Funds or retain more shares of the

Funds in their client accounts, the Advisor benefits from the incremental management and other fees it receives with respect to those assets.

         In addition to the commissions paid to financial intermediaries at the time of sale and Rule 12b-1 fees, some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), the Advisor and/or its affiliates, at their expense, currently provide additional payments to firms that sell shares of the Funds. If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class. Your dealer may charge you fees or commissions in addition to those disclosed in the Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Advisor and/or their affiliates, or any other fees or expenses it charges.

         Although the Funds may use brokers and dealers who sell shares of the Funds to effect portfolio transactions, the Funds do not consider the sale of Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

         Transaction Fee. Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.

                               SELLING YOUR SHARES

         Shares are redeemed at the next computed net asset value after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectuses under "Selling Your Shares." Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.


         If you purchase $1,000,000 or more of Class A Shares and do not pay a sales charge, and you sell any of these shares within twelve (12) months of their purchase, you will pay a 1% contingent deferred sales charge on the portion redeemed at the time of redemption. Class B Shares redeemed within six
(6) years of purchase and Class C Shares redeemed within one (1) year of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Class B and/or Class C Shares elects not to receive a commission from the distributor with respect to its sale of such shares.

EXCHANGING OR CONVERTING SHARES

         You may exchange your Fund shares for shares of the same class of another Fifth Third Fund based on their relative NAVs. Also, you may convert your Fund shares for another class of the same Fifth Third Fund based on their relative NAVs provided you meet the eligibility requirements for the applicable class. Any conversion between classes of shares of the same Fund should be treated as a tax-free event. By contrast, an exchange between different Funds is a taxable event.


REDEMPTION IN KIND

         The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

         Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

POSTPONEMENT OF REDEMPTIONS

         Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

                           DETERMINING NET ASSET VALUE

VALUATION OF THE FUNDS


         Except as noted below, investments of the Structured Large Cap Plus Fund and Asset Allocation Funds of the Trust in securities the principal market for which is a securities exchange or an over-the-counter market are valued at their latest available sale price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded). Investments of the Asset Allocation Funds in underlying funds are based on the net asset value of such underlying funds.

         With regard to each of the Funds, securities the principal market for which is not a securities exchange or an over-the-counter market, are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their fair value as determined pursuant to the Valuation Procedures adopted by the Board of Trustees. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase agreements are valued at original cost. Open-end mutual fund investments will be valued at the most recently calculated net asset value. Closed-end funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded.


         The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the prevailing foreign rate. When the closing price is not an accurate representation of value due to events that have occurred after the closing of the primary exchange and prior to the time of NAV calculations (hereinafter, a "Significant Event"), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee as detailed below. An example of a frequently occurring Significant Event is a movement in the U.S. equity markets. The Pricing Committee may predetermine the level of such a movement that will constitute a Significant Event (a "Trigger") and preauthorize the Trust's Accounting Agent to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet (and, therefore, will not produce minutes). The Pricing Committee, however, will determine the fair value of securities effected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) where the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

         Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

USE OF AMORTIZED COST


         The value of debt securities authorized to be purchased by the Funds with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.


TRADING IN FOREIGN SECURITIES

         Trading in foreign securities may be completed at times which vary from the closing of regular trading on the NYSE. In computing the net asset value, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                                   TAX STATUS

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund intends to elect to be treated and qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded RICs and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below);
(b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other RICs, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested (x) in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses or (y) in the securities of one or more qualified publicly traded partnerships (as defined below) and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of short-term capital gains over net long-term capital losses), and its net tax-exempt income, for such year.

         In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

         For purposes of meeting the diversification requirement described in
(b) above, in the case of a Fund's investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. Additionally, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

         If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund fails to qualify as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

         Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), net tax-exempt income and net capital gain. Investment company taxable income which is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

         In determining its net capital gain for Capital Gain Dividend purposes, a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations permit a RIC, in determining its taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for the year and 98% of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects) and any retained amount from the prior calendar year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. For these purposes, the Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that each Fund will be able to do so.

ADDITIONAL TAX INFORMATION CONCERNING THE ASSET ALLOCATION FUNDS

         An Asset Allocation Fund will not be able to offset gains realized by one underlying fund ("Underlying Fund") in which such Asset Allocation Fund invests against losses realized by another Underlying Fund in which such Asset Allocation Fund invests. The use of a fund-of-funds structure can therefore affect the amount, timing and character of distributions to shareholders, and may increase the amount of taxes payable by shareholders.

         Because each Asset Allocation Fund will invest all of its assets in shares of Underlying Funds, its distributable income and gains will normally consist entirely of distributions from Underlying Funds and gains and losses on the disposition of shares of Underlying Funds. To the extent that an Underlying Fund realizes net losses on its investments for a given taxable year, an Asset Allocation Fund will not be able to recognize its shares of those losses (so as to offset distributions of net income or capital gains from other Underlying Funds) until it disposes of shares of the Underlying Fund. Moreover, even when an Asset Allocation Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, an Asset Allocation Fund will not be able to offset any capital losses from its dispositions of Underlying Fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an Underlying Fund).

         In addition, in certain circumstances, the "wash sale" rules under
Section 1091 of the Code may apply to a Fund's sales of Underlying Fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by a Fund at a loss and the Fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund's hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time. In addition to the wash-sale rules, certain related-party transaction rules may cause any losses generated by an Asset Allocation Fund on the sale of an Underlying Fund's shares to be deferred (or, in some cases, permanently disallowed) if the Fund and the underlying fund are part of the same "controlled group" (as defined in Section 267(f) of the Code) at the time the loss is recognized. For these purposes, an Asset Allocation Fund and an Underlying Fund will be part of the same controlled group if, for example, an Asset Allocation Fund owns more than 50% of the total outstanding voting securities of the Underlying Fund. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that an Asset Allocation Fund will be required to distribute to shareholders will be greater than such amounts would have been had an Asset Allocation Fund invested directly in the securities held by the Underlying Funds, rather than investing in shares of the Underlying Funds. For similar reasons, the character of distributions from an Asset Allocation Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Asset Allocation Fund invested directly in the securities held by the Underlying Funds.

         If an Asset Allocation Fund received dividends from an Underlying Fund that qualifies as a RIC, and the Underlying Fund designated such dividends as "qualified dividend income," then an Asset Allocation Fund is permitted in turn to designate a corresponding portion of its distributions as "qualified dividend income" as well, provided the Asset Allocation Fund meets holding period and other requirements with respect to shares of the Underlying Fund. Dividends of an Asset Allocation Fund may not be eligible for treatment as qualified dividend income unless the holding period and other requirements for such treatment are met by both an Asset Allocation Fund and the Underlying Fund, as well as by the shareholder.

         Depending on an Asset Allocation Fund's percentage ownership in an Underlying Fund before and after a redemption of shares of such Underlying Fund, the Asset Allocation Fund's redemption of shares of such Underlying Fund may cause the Asset Allocation Fund to be treated as receiving a dividend in the full amount of the redemption proceeds instead of receiving capital gain on the redemption of the shares of the Underlying Fund. This could be the case if an Asset Allocation Fund holds a significant interest in an Underlying Fund and redeems only a small portion of such interest. It is possible that such a dividend would qualify as "qualified dividend income" and thus be eligible to be taxed at the rates applicable to long-term capital gain; otherwise it would be taxable as ordinary income.

         Although each Asset Allocation Fund may itself be entitled to a deduction for foreign taxes paid by an Underlying Fund in which such Asset Allocation Fund invests, an Asset Allocation Fund will not be able to pass through to its own shareholder any foreign tax credit borne in respect of foreign securities income earned by an Underlying Fund (see "Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions"). In addition, the Asset Allocation Funds cannot pass through to their shareholders exempt-interest dividends. Accordingly, the Asset Allocation Funds will not invest in Underlying Funds that invest substantially in tax-exempt obligations and that pay exempt-interest dividends.

         The fact that an Asset Allocation Fund achieves its investment objectives by investing in Underlying Funds generally will not adversely affect the Asset Allocation Fund's ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its investments in the Underlying Funds, except possibly to the extent that (1) interest-related dividends received by the Asset Allocation Fund are offset by deductions allocable to the Asset Allocation Fund's qualified interest income or (2) short-term capital gains dividends received by the Asset Allocation Fund are offset by the Asset Allocation Fund's net short- or long-term capital losses, in which case the amount of a distribution from the Asset Allocation Fund to a foreign shareholder that is properly designated as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the Underlying Funds.

         The foregoing is only a general description of the federal tax consequences of a fund of funds structure. Accordingly, prospective purchasers of Shares of an Asset Allocation Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

DISTRIBUTIONS

         Each Fund will distribute at least annually any investment income and net realized capital gains. Distributions of any net investment income (other than qualified dividend income and exempt-interest dividends, as discussed below) are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain from the sale of investments that a Fund owned for more than one year over net short-term capital loss), if any, that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") are taxable as long-term capital gains. For taxable years beginning before January 1, 2011, such distributions will generally be subject to a 15% tax rate, with lower rates applying to taxpayers in the 10% and 15% rate brackets, and will not be eligible for the dividends received deduction. Distribution of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

         Distributions of taxable income or capital gains are taxable to Fund shareholders whether received in cash or reinvested in additional Fund shares. Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

         If a Fund makes a distribution to a shareholder in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Fifth Third Strategic Income Fund may be particularly susceptible to this possibility because it may seek to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.

         For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of an individual at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Additionally, dividends of an Asset Allocation Fund may not be eligible for treatment as qualified dividend income unless the holding period and other requirements for such treatment are met by both the Asset Allocation Fund and the Underlying Funds as well as the shareholder.

         In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund's dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain for individual shareholders, nor will it be eligible for the dividends-received deduction for corporate shareholders.

         Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that such Fund has held for less than 46 days during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (91 days during the 181-day period beginning 90 days before the ex-dividend date in the case of certain preferred stock) or (3) to the extent that such Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of the Code.

         A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

SELLING SHARES

         Shareholders who sell, exchange or redeem Fund shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund shares and the amount received (although such a gain or loss is unlikely in a money market fund). In general, any gain or loss realized upon taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months, and as short-term capital gain or loss if the shares have not been held for more than 12 months. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for short-term capital gains or (ii) for taxable years beginning on or before January 1, 2011, 15% for long-term capital gains (including Capital Gain Dividends) with lower rates applicable to taxpayers in the 10% and 15% tax brackets.

         Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any Capital Gain Dividends received (or deemed received) by a shareholder with respect to those Fund shares. For purposes of determining whether Fund shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund shares will be disallowed to the extent that Fund shareholders replace the disposed of Fund shares with other Fund shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund shareholder's basis in the replacement Fund shares will be adjusted to reflect the disallowed loss.

FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS

         Dividends, interest and gains received by a Fund from investments in securities of foreign issues may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Shareholders in the Funds generally will not be entitled to claim a credit or deduction with respect to foreign taxes. However, if at the end of a Fund's fiscal year more than 50% of the value of its total assets consists of securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's shareholders in connection with the Fund's dividends received by them.

         If the election is made, shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such shareholders who hold Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex- dividend date will be entitled to claim a foreign tax credit for their share of these taxes, subject to generally applicable limitations under the Code. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions. The Asset Allocation Funds do not expect to be eligible to make this election.

         A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

         Investment by a Fund in "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) or other charge on distributions received from the company or on proceeds from the sale of its investment in such a company, which tax cannot be eliminated by making distributions to Fund shareholders. However, this tax can be avoided by making an election to mark such investments to market annually or to treat a PFIC as a "qualified electing fund" ("QEF"). If a Fund makes a "mark to market" election with respect to a PFIC, the Fund will recognize each year as ordinary income or, subject to certain limitations, as ordinary loss, an amount determined as though the Fund had sold and repurchased its holdings in that PFIC on the last day of the Fund's taxable year. If a Fund makes a QEF election with respect to a PFIC, the Fund will be required to include as income its share of the PFIC's income and net capital gains annually, regardless of whether it receives any distribution from the company. These elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

         A PFIC is any foreign corporation: (i) 75 percent or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

HEDGING

         If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

         Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its income as determined for tax purposes. If a Fund's book income exceeds its income as determined for tax purposes, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of a recipient's basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its income as determined for tax purposes, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment.

DISCOUNT SECURITIES

         Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

         Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income by the Fund.

         Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having acquisition discount or OID. Generally, the Fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID which could affect the character and timing of recognition of income by the Fund.

         If a Fund holds the foregoing kinds of securities, it may be required to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The Fund may realize gains or losses from such liquidations, and its shareholders may accordingly receive a larger capital gain distribution than they would in the absence of such transactions.

MASTER LIMITED PARTNERSHIPS

         Some amounts received by a Fund from its investments in master limited partnerships ("MLPs") will likely be treated as returns of capital because of accelerated deductions available with respect to the activities of MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain from that asset (or if a Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow received by the Fund from the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its regulated investment company distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to borrow money or sell securities at the time. In addition, distributions attributable to gain from the sale of MLPs that are characterized as ordinary income under the Code's recapture provisions will be taxable to the Fund shareholders as ordinary income.

REAL ESTATE INVESTMENT TRUSTS

         A Fund's investments in real estate investment trust ("REIT") equity securities may result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Investments in REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

         Some of REITs in which a Fund may invest may be permitted to hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This guidance provides that excess inclusion income of a RIC, such as a Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

         In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. Under legislation enacted in December 2006, if a charitable remainder trust (defined in Section 664 of the Code) realizes any UBTI for a taxable year, a 100% excise tax is imposed on such UBTI. Under IRS guidance issued in October 2006, a charitable remainder trust will not recognize UBTI solely as a result of investing in a fund that recognizes "excess inclusion income." Rather, if at any time during any taxable year a charitable remainder trust (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a RIC that recognizes "excess inclusion income," then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to such shareholders, multiplied by the highest U.S. federal income tax rate imposed on corporations. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce the shareholder's distributions for the year by the amount of the tax that relates to the shareholder's interest in a Fund. The Funds have not yet determined whether this election will be made. The extent to which the October 2006 IRS guidance remains applicable in light of the December 2006 legislation is unclear. The Funds do not intend to invest directly in residual interests in REMICs or to invest in REITS in which a substantial portion of the assets will consist of residual interests in REMICs.

BACKUP WITHHOLDING

         A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges or redemptions made by any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

         Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

         In order for a foreign investor to qualify for an exemption from the backup withholding or reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisers with respect to this regard.

TAX SHELTER REPORTING REGULATIONS

         Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether a taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

TAX-EXEMPT SHAREHOLDERS

         Under current law, a Fund serves to "block" (that is, prevent the attribution to shareholders of) unrelated business taxable income ("UBTI") from being realized by tax-exempt shareholders. Notwithstanding this "blocking" effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS

         Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of such an investment in their particular tax situations.

NON-U.S. SHAREHOLDERS

         Capital Gain Dividends and exempt-interest dividends generally will not be subject to withholding of federal income tax. In general, dividends (other than Capital Gain Dividends and tax-exempt interest dividends) paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2010, such Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by such Fund ("interest-related dividends"), and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by such Fund ("short-term capital gain dividends"). Depending on the circumstances, a Fund may make designations of interest-related and/or short-term capital gain dividends with respect to all, some, or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. Absent legislation extending these exemptions, the special withholding exemptions for interest-related dividends and short-term capital gain dividends will expire and such dividends will be subject to withholding in taxable years beginning on or after January 1, 2010. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

         A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends (or exempt-interest dividends) unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

GENERAL

         The foregoing discussion is only a summary of some of the important U.S. federal tax considerations generally affecting purchasers of the Funds' shares. No attempt has been made to present a detailed explanation of the U.S. federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of a Fund's shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in any of the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

                              FINANCIAL STATEMENTS


         The financial statements and related report of the independent registered public accounting firm for the Fifth Third Structured Large Cap Plus Fund, Fifth Third LifeModel Aggressive Fund(SM), Fifth Third LifeModel Conservative Fund(SM), Fifth Third LifeModel Moderate Fund(SM), Fifth Third LifeModel Moderately Aggressive Fund(SM) and Fifth Third LifeModel Moderately Conservative Fund(SM) for the fiscal year ended July 31, 2009 are incorporated herein by reference into this SAI from the annual reports for those Funds (File Nos. 33-24848 and 811-05669).

                                   APPENDIX A

                   STANDARD AND POOR'S RATINGS GROUP CORPORATE
                      AND MUNICIPAL BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB- Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial or economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC-The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C-The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy has been filed but debt service payments are continued.

CI-The rating "CI" is reserved for income bonds on which no interest is being paid.

D-Debt rated "D" is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition and debt service payments are jeopardized.

NR-NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

                  MOODY'S INVESTORS SERVICE, INC. CORPORATE AND

                        MUNICIPAL BOND RATING DEFINITIONS

Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa-Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR-Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3, in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB- BBB ratings indicate that there is currently a low expectation of credit risk. Capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB- BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B- B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C- Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD, D-Securities have defaulted on some or all of their obligations. `DDD' designates the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. For U.S. corporates, for example, "DD" indicates potential recovery of 50%-90% of such outstanding, and "D" the lowest recovery potential, i.e. below 50%.

NR-NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

                   STANDARD AND POOR'S RATINGS GROUP MUNICIPAL
                             NOTE RATING DEFINITIONS

SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

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

SP-2-Satisfactory capacity to pay principal and interest.

SP-3-Speculative capacity to pay principal and interest.

          MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATING DEFINITIONS

MIG1/VMIGI-This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2-This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

        FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2-Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F- I + and F- 1 categories.

F-3-Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B-Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C-High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D-Default. Denotes actual or imminent payment default.

                  STANDARD AND POOR'S RATINGS GROUP COMMERCIAL
                            PAPER RATING DEFINITIONS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3-Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

       MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

Prime-1 -Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

o        Leading market positions in well-established industries.

o        High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2-Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3-Issuers rated Prime-3 have an acceptable ability for payment of short-term promissory obligations.

                                   APPENDIX B

BENEFICIAL OWNERSHIP

The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund's outstanding shares as of November 4, 2009.


--------------------------------------------------------------------------- ----------------------------------------
FUND/CLASS                                                                  PERCENT OF THE CLASS TOTAL ASSETS HELD
                                                                                      BY THE SHAREHOLDER
--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL AGGRESSIVE FUND(SM) - CLASS A                                                      8.37%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL AGGRESSIVE FUND(SM) - CLASS A                                                     37.41%
NFS LLC FEBO
Premier Trust FMT 5th 3rd Life M
First Mercantile Trust TTEE
57 Germantown Ct, Fl 4
Cordova, TN 38018-7273

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL AGGRESSIVE FUND(SM) - CLASS C                                                     12.95%
NFS LLC FEBO
NFS FMTC IRA
FBO Sarah D. Taylor
819 Birney Land
Cincinnati, OH 45230-3716

-------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL AGGRESSIVE FUND(SM) - CLASS C                                                      7.10%
NFS LLC FEBO
Johnny Bench
MFS FMTC Simple IRA
2400 Chemed Center
255 E. Fifth Street
Cincinnati, OH 45202-4724

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL AGGRESSIVE FUND(SM) - INSTITUTIONAL                                                5.61%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL AGGRESSIVE FUND(SM) - INSTITUTIONAL                                               87.71%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL CONSERVATIVE FUND(SM) - CLASS C                                                    7.67%
Merrill Lynch Pierce Fenner & Smith
For the sole benefit of its customers
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL CONSERVATIVE FUND(SM) - CLASS C                                                   10.57%
NFS LLC FEBO
Ehsan Ul Haq
Naseem S. Haq
9765 Buckhorn Drive
Frisco, TX 75034-1320

--------------------------------------------------------------------------- ----------------------------------------


                                       65


--------------------------------------------------------------------------- ----------------------------------------
FUND/CLASS                                                                  PERCENT OF THE CLASS TOTAL ASSETS HELD
                                                                                      BY THE SHAREHOLDER
--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL CONSERVATIVE FUND(SM) - CLASS C                                                    5.08%
NFS LLC FEBO
Richard Bechstein
Caroline Bechstein
2299 SW Hillsborough Avenue
Arcadia, FL 34266-7140

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL CONSERVATIVE FUND(SM) - CLASS C                                                    6.66%
NFS LLC FEBO
Bramkamp Printing Co
Attn Kevin Murray
9933 Alliance Rd
Cincinnati, OH  45242-5661

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL CONSERVATIVE FUND(SM) - CLASS C                                                    5.43%
Hillview Retirement Center
Attn: Tonya Berry
1610 28th Street
Portsmouth, OH 45622-2641

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL CONSERVATIVE FUND(SM) -  CLASS C                                                   5.26%
NFS LLC FEBO
Harlan Corrie TTEE
Harlan Corrie TR
PO Box 58
Cedarville, IL 61013-0058

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL CONSERVATIVE FUND(SM) -  CLASS C                                                   5.22%
NFS LLC FEBO
Judith Corrie TTEE
Judith Corrie TR
PO Box 58
Cedarville, IL 61013-0058

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL CONSERVATIVE FUND(SM) - CLASS A                                                   47.89%
NFS LLC FEBO
Premier Trust FMT 5th 3rd Life M
First Mercantile Trust TTEE
57 Germantown Ct Fl 4
Cordova, TN 38018-4274

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL CONSERVATIVE FUND(SM) - CLASS A                                                    5.67%
NFS LLC FEBO
NFS FMTC IRA
FBO Lewis D. Benson
PO Box 1049
Owosso, MI 48867-6049

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL CONSERVATIVE FUND(SM) - INSTITUTIONAL                                             94.44%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND(SM) - CLASS A                                        34.18%
NFS LLC FEBO
Premier Trust FMT 5th 3rd Life M
First Mercantile Trust TTEE
57 Germantown Ct Fl 4
Cordova, TN 38018-4274

--------------------------------------------------------------------------- ----------------------------------------


                                       66


--------------------------------------------------------------------------- ----------------------------------------
FUND/CLASS                                                                  PERCENT OF THE CLASS TOTAL ASSETS HELD
                                                                                      BY THE SHAREHOLDER
--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND(SM) - CLASS C                                        12.10%
NFS LLC FEBO
Louis A. Volpe
Catherine A. Volpe
101 McColloch Drive
Wheeling, WV 26003-8007

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND(SM) -  CLASS C                                        7.69%
First Clearing, LLC
Edwin Bodourian
TOD Registration
701 Center Avenue #707
Blawnox, PA  15238-3263

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND(SM) -  CLASS C                                        5.35%
NFS LLC FEBO
Dan Lake
Susan Lake TTEE
Lake Family TR
1380 Catherine Circle
Saint Joseph, MI 49085-9752

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND(SM) - INSTITUTIONAL                                  77.54%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND(SM) - INSTITUTIONAL                                   9.84%
NFS LLC FEBO
Premier Trust
First Mercantile Trust CO
Spectrum Clearing Account
57 Germantown Ct Ste 400
Cordova, TN 38018-4274

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND(SM) - INSTITUTIONAL                                   6.84%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH  45263-0001

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND(SM) - INSTITUTIONAL                                   5.48%
Fifth Third Bank
Trust Operations

38 Fountain Square Plaza MD 1090F2
Cincinnati, OH  45263-0001

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL MODERATE FUND(SM) - CLASS A                                                       31.92%
NFS LLC FEBO
Premier Trust FMT 5th 3rd Life M
First Mercantile Trust TTEE
57 Germantown Ct  Fl 4
Cordova, TN 38018-4274

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL MODERATE FUND(SM) - INSTITUTIONAL                                                 95.52%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002

--------------------------------------------------------------------------- ----------------------------------------


                                       67


--------------------------------------------------------------------------- ----------------------------------------
FUND/CLASS                                                                  PERCENT OF THE CLASS TOTAL ASSETS HELD
                                                                                      BY THE SHAREHOLDER
--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND(SM) - CLASS A                                          24.17%
NFS LLC FEBO
Premier Trust FMT 5th 3rd Life M
First Mercantile Trust TTEE
57 Germantown Ct Fl 4
Cordova, TN  38018-4274

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND(SM) - INSTITUTIONAL                                    80.85%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND(SM) - INSTITUTIONAL                                     5.92%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH  45263-0001

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND(SM) - INSTITUTIONAL                                     6.65%
NFS LLC FEBO
Premier Trust
First Mercantile Trust Co
Spectrum Clearing Account
57 Germantown Ct Ste 400
Cordova, TN  38018-4274

--------------------------------------------------------------------------- ----------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND(SM) - INSTITUTIONAL                                     6.22%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH  45263-0001

--------------------------------------------------------------------------- ----------------------------------------
STRUCTURED LARGE CAP PLUS FUND - CLASS B                                                     9.52%
NFS LLC FEBO
NFS FMTC Rollover IRA
FBO Margaret A. Moye
3648 Sailer Road
Mount Vernon, IN 47620-7131

--------------------------------------------------------------------------- ----------------------------------------
STRUCTURED LARGE CAP PLUS FUND - CLASS B                                                     6.86%
NFS LLC FEBO
NFS/FMTC IRA
FBO Anthony Geach
629 S 4th Street
St. Charles, IL 60174-3915

--------------------------------------------------------------------------- ----------------------------------------
STRUCTURED LARGE CAP PLUS FUND - CLASS B                                                     6.42%
NFS LLC FEBO
David W. White
Margaret L. White
3301 McPherson Street
Waxhaw, NC 28173-6402

--------------------------------------------------------------------------- ----------------------------------------
STRUCTURED LARGE CAP PLUS FUND - CLASS B                                                     5.24%
Susan M McGuinness C F
Margit McGuinness
240 Berkley
Elmhurst, IL 60126-3167

--------------------------------------------------------------------------- ----------------------------------------


                                       68


--------------------------------------------------------------------------- ----------------------------------------
FUND/CLASS                                                                  PERCENT OF THE CLASS TOTAL ASSETS HELD
                                                                                      BY THE SHAREHOLDER
--------------------------------------------------------------------------- ----------------------------------------
STRUCTURED LARGE CAP PLUS FUND - CLASS C                                                    33.83%
NFS LLC FEBO
NFS FMTC IRA
FBO Virginia Kay Peters
1787 Arcadia Ave
Obetz, OH 43207-4409

--------------------------------------------------------------------------- ----------------------------------------
STRUCTURED LARGE CAP PLUS FUND - CLASS C                                                    19.52%
MS & CO C/F
Robert C. Reeves
IRA Rollover Dated 8/04/09
38 Ridgeline Drive
Eugene, OR 97405-3578

--------------------------------------------------------------------------- ----------------------------------------
STRUCTURED LARGE CAP PLUS FUND - CLASS C                                                    15.37%
NFS LLC FEBO
Curt G. Stroshine
8125 S Huron River Dr
South Rockwood, MI 48179-9783

--------------------------------------------------------------------------- ----------------------------------------
STRUCTURED LARGE CAP PLUS FUND - CLASS C                                                    11.84%
NFS LLC FEBO
Loretta C. Taus
8512 Wayside Dr
Olmsted Township OH 44138-4293

--------------------------------------------------------------------------- ----------------------------------------
STRUCTURED LARGE CAP PLUS FUND - CLASS C                                                     5.83%
Raymond James & Associates Inc.
FBO Lucie Dulin CSDN
Talor J, Dulin-Campbell
1525 E River Bend Dr
Camp Verde, AZ 86322-5928

--------------------------------------------------------------------------- ----------------------------------------
STRUCTURED LARGE CAP PLUS FUND - INSTITUTIONAL                                              27.77%
Fifth Third LifeModel Moderate Fund(SM)
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001

--------------------------------------------------------------------------- ----------------------------------------
STRUCTURED LARGE CAP PLUS FUND - INSTITUTIONAL                                              30.86%
Fifth Third LifeModel Moderately Aggressive Fund(SM)
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001

--------------------------------------------------------------------------- ----------------------------------------
STRUCTURED LARGE CAP PLUS FUND - INSTITUTIONAL                                               7.75%
Fifth Third Bank
Trust Operations

38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001

--------------------------------------------------------------------------- ----------------------------------------
STRUCTURED LARGE CAP PLUS FUND - INSTITUTIONAL                                              22.28%
Fifth Third LifeModel Aggressive Fund(SM)
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001

--------------------------------------------------------------------------- ----------------------------------------
STRUCTURED LARGE CAP PLUS FUND - INSTITUTIONAL                                               5.94%
Fifth Third LifeModel Moderately Conservative Fund
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH  45263-0001

--------------------------------------------------------------------------- ----------------------------------------

      As of November 4, 2009, shareholders of record with more than 25% of the outstanding shares of the Funds are believed to be held only as nominee.

                                       69